UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 81121991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to
the general public

May 31, 2013

1.912862.102

SMC-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 44.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	76,705	$ 1,364,582
Cooper Tire & Rubber Co.	168,360	4,350,422
Dana Holding Corp.	123,162	2,330,225
Gentherm, Inc. (a)	31,484	579,935
Tenneco, Inc. (a)	81,707	3,624,523
TRW Automotive Holdings Corp. (a)	126,281	7,999,901
Visteon Corp. (a)	101,590	6,447,917
		26,697,505
Distributors - 0.1%
Pool Corp.	72,295	3,719,578
Diversified Consumer Services - 0.0%
LifeLock, Inc.	67,640	698,045
Sotheby's Class A (Ltd. vtg.)	12,082	450,055
		1,148,100
Hotels, Restaurants & Leisure - 1.1%
Choice Hotels International, Inc.	49,351	1,948,377
Del Frisco's Restaurant Group, Inc. (a)	43,925	816,566
Domino's Pizza, Inc.	65,420	3,877,443
Dunkin' Brands Group, Inc.	42,105	1,667,358
Hyatt Hotels Corp. Class A (a)	138,608	5,699,561
International Game Technology	143,650	2,568,462
Jack in the Box, Inc. (a)	89,100	3,251,259
Life Time Fitness, Inc. (a)	59,487	2,964,832
Marriott Vacations Worldwide Corp. (a)	35,940	1,590,345
Penn National Gaming, Inc. (a)	73,397	4,039,771
Scientific Games Corp. Class A (a)	91,900	1,000,791
Six Flags Entertainment Corp.	22,031	1,642,852
Vail Resorts, Inc.	69,076	4,424,318
Wendy's Co.	174,500	1,038,275
		36,530,210
Household Durables - 1.3%
D.R. Horton, Inc.	60,160	1,465,498
Ethan Allen Interiors, Inc.	102,611	3,218,907
Jarden Corp. (a)	71,302	3,321,247
M.D.C. Holdings, Inc.	143,059	5,308,919
Mohawk Industries, Inc. (a)	40,750	4,530,178
Newell Rubbermaid, Inc.	201,500	5,448,560
Ryland Group, Inc.	198,388	8,983,009
Taylor Morrison Home Corp.	47,300	1,221,759
Tempur-Pedic International, Inc. (a)	24,493	1,035,564
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Toll Brothers, Inc. (a)	51,330	$ 1,753,946
TRI Pointe Homes, Inc.	43,580	733,887
Whirlpool Corp.	38,250	4,886,820
William Lyon Homes, Inc. (a)	30,100	784,105
		42,692,399
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	35,997	1,687,899
Brunswick Corp.	160,899	5,401,379
		7,089,278
Media - 0.8%
AMC Networks, Inc. Class A (a)	24,690	1,580,654
Belo Corp. Series A	136,300	1,529,286
Gannett Co., Inc.	202,650	4,356,975
Lamar Advertising Co. Class A (a)	31,910	1,491,154
Nexstar Broadcasting Group, Inc. Class A	93,040	2,605,120
Regal Entertainment Group Class A	80,550	1,425,735
Sinclair Broadcast Group, Inc. Class A	290,590	7,854,648
Tribune Co. Class A (a)	120,500	6,838,375
		27,681,947
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	96,800	4,847,744
Advance Auto Parts, Inc.	17,950	1,463,284
ANN, Inc. (a)	33,161	1,017,379
DSW, Inc. Class A	60,237	4,456,936
Express, Inc. (a)	145,242	3,166,276
Five Below, Inc.	39,220	1,499,773
Foot Locker, Inc.	218,351	7,493,806
GNC Holdings, Inc.	83,575	3,763,382
Group 1 Automotive, Inc.	56,765	3,607,416
Monro Muffler Brake, Inc.	57,015	2,680,845
OfficeMax, Inc.	222,300	2,896,569
PetSmart, Inc.	30,980	2,091,150
Pier 1 Imports, Inc.	96,621	2,240,641
RadioShack Corp.	259,700	960,890
Rent-A-Center, Inc.	57,050	2,086,889
rue21, Inc. (a)	87,525	3,675,175
Select Comfort Corp. (a)	86,962	1,929,687
The Pep Boys - Manny, Moe & Jack (a)	43,400	535,556
Tractor Supply Co.	54,884	6,145,910
Ulta Salon, Cosmetics & Fragrance, Inc.	18,960	1,720,810
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Vitamin Shoppe, Inc. (a)	95,898	$ 4,194,579
Williams-Sonoma, Inc.	16,030	864,979
		63,339,676
Textiles, Apparel & Luxury Goods - 0.7%
Fifth & Pacific Companies, Inc. (a)	78,935	1,696,313
Fossil, Inc. (a)	9,940	1,055,628
Iconix Brand Group, Inc. (a)	149,038	4,484,553
Maidenform Brands, Inc. (a)	44,904	816,804
PVH Corp.	46,377	5,342,167
Steven Madden Ltd. (a)	55,195	2,676,958
Under Armour, Inc. Class A (sub. vtg.) (a)	69,359	4,300,258
Wolverine World Wide, Inc.	63,328	3,315,221
		23,687,902
TOTAL CONSUMER DISCRETIONARY		232,586,595
CONSUMER STAPLES - 1.3%
Beverages - 0.0%
Cott Corp.	106,142	869,202
Crimson Wine Group Ltd. (a)	24,948	218,794
		1,087,996
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	68,745	4,176,946
Fresh Market, Inc. (a)	14,414	714,070
Harris Teeter Supermarkets, Inc.	87,607	4,117,529
Susser Holdings Corp. (a)	122,530	5,800,570
United Natural Foods, Inc. (a)	59,253	3,135,669
		17,944,784
Food Products - 0.6%
Annie's, Inc. (a)	17,110	665,750
B&G Foods, Inc. Class A	122,727	3,532,083
Hain Celestial Group, Inc. (a)	22,367	1,490,090
Hillshire Brands Co. (a)	44,010	1,524,506
Ingredion, Inc.	33,475	2,280,317
Lancaster Colony Corp.	39,558	3,262,348
The J.M. Smucker Co.	29,850	3,013,656
Tyson Foods, Inc. Class A	128,600	3,215,000
		18,983,750
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	47,304	$ 2,851,958
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	33,418	1,573,988
Inter Parfums, Inc.	38,181	1,144,666
Nu Skin Enterprises, Inc. Class A	27,230	1,601,124
		4,319,778
TOTAL CONSUMER STAPLES		45,188,266
ENERGY - 3.0%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (a)	95,468	5,013,025
Bristow Group, Inc.	11,305	710,519
Dresser-Rand Group, Inc. (a)	48,527	2,940,736
Dril-Quip, Inc. (a)	50,031	4,525,304
Forum Energy Technologies, Inc. (a)	51,010	1,514,487
Hercules Offshore, Inc. (a)	284,211	1,963,898
Hornbeck Offshore Services, Inc. (a)	37,669	1,959,541
ION Geophysical Corp. (a)	141,300	902,907
Lufkin Industries, Inc.	5,075	447,920
Oil States International, Inc. (a)	26,248	2,585,428
Patterson-UTI Energy, Inc.	414,501	8,708,666
SEACOR Holdings, Inc.	42,520	3,265,111
Superior Energy Services, Inc. (a)	60,624	1,617,448
TETRA Technologies, Inc. (a)	171,100	1,781,151
Tidewater, Inc.	20,980	1,155,788
		39,091,929
Oil, Gas & Consumable Fuels - 1.9%
Berry Petroleum Co. Class A	80,306	3,478,053
Bill Barrett Corp. (a)	62,508	1,410,806
Carrizo Oil & Gas, Inc. (a)	74,074	1,900,739
Concho Resources, Inc. (a)	18,700	1,564,442
Diamondback Energy, Inc.	46,520	1,570,980
Energen Corp.	132,324	7,170,638
Energy XXI (Bermuda) Ltd.	33,550	856,532
Gulfport Energy Corp. (a)	149,380	7,123,932
HollyFrontier Corp.	52,325	2,590,088
Kodiak Oil & Gas Corp. (a)	133,468	1,171,849
Magnum Hunter Resources Corp. warrants 10/14/13 (a)	46,940	4,694
Oasis Petroleum, Inc. (a)	86,338	3,208,320
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	215,725	$ 4,243,311
Pioneer Natural Resources Co.	47,260	6,554,017
Range Resources Corp.	24,480	1,840,406
Resolute Energy Corp. (a)	161,604	1,360,706
Rex Energy Corp. (a)	46,330	769,541
Rosetta Resources, Inc. (a)	44,441	2,082,505
SM Energy Co.	25,230	1,529,947
Ultra Petroleum Corp. (a)	134,751	3,069,628
Western Refining, Inc.	41,460	1,383,520
Whiting Petroleum Corp. (a)	182,564	8,410,723
WPX Energy, Inc. (a)	23,425	451,166
		63,746,543
TOTAL ENERGY		102,838,472
FINANCIALS - 9.2%
Capital Markets - 1.2%
Affiliated Managers Group, Inc. (a)	32,223	5,284,572
American Capital Ltd. (a)	213,610	2,847,421
Ares Capital Corp.	83,366	1,430,561
Eaton Vance Corp. (non-vtg.)	72,375	3,004,286
Evercore Partners, Inc. Class A	91,375	3,629,415
FXCM, Inc. Class A	99,900	1,385,613
Greenhill & Co., Inc.	43,508	2,167,133
Invesco Ltd.	56,400	1,902,936
New Mountain Finance Corp.	118,078	1,798,328
Och-Ziff Capital Management Group LLC Class A	115,025	1,287,130
Raymond James Financial, Inc.	151,673	6,669,062
SEI Investments Co.	104,310	3,192,929
Stifel Financial Corp. (a)	94,094	3,386,443
Walter Investment Management Corp. (a)	24,090	877,117
WisdomTree Investments, Inc. (a)	130,630	1,625,037
		40,487,983
Commercial Banks - 2.9%
BankUnited, Inc.	45,400	1,115,932
BBCN Bancorp, Inc.	22,570	290,927
CIT Group, Inc. (a)	181,196	8,349,512
City National Corp.	17,100	1,073,196
Comerica, Inc.	185,030	7,306,835
CVB Financial Corp.	58,390	669,733
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
East West Bancorp, Inc.	261,963	$ 6,900,105
First Niagara Financial Group, Inc.	163,100	1,593,487
FirstMerit Corp.	218,349	4,120,246
Hanmi Financial Corp. (a)	46,210	727,345
Huntington Bancshares, Inc.	769,079	5,960,362
Investors Bancorp, Inc.	329,135	6,510,290
KeyCorp	941,316	10,147,386
MB Financial, Inc.	139,800	3,566,298
National Bank Holdings Corp.	61,841	1,121,796
PacWest Bancorp	45,549	1,313,178
PrivateBancorp, Inc.	144,117	2,790,105
Prosperity Bancshares, Inc.	152,154	7,621,394
Regions Financial Corp.	1,213,150	11,076,060
SCBT Financial Corp.	20,080	1,005,004
SVB Financial Group (a)	61,231	4,738,667
Synovus Financial Corp.	412,412	1,130,009
TCF Financial Corp.	123,300	1,775,520
Texas Capital Bancshares, Inc. (a)	56,640	2,501,222
Umpqua Holdings Corp.	199,921	2,702,932
Zions Bancorporation	112,370	3,151,979
		99,259,520
Consumer Finance - 0.2%
DFC Global Corp. (a)	73,940	1,101,706
Discover Financial Services	88,480	4,194,837
		5,296,543
Diversified Financial Services - 0.3%
Interactive Brokers Group, Inc.	97,950	1,544,672
Leucadia National Corp.	274,480	8,613,182
		10,157,854
Insurance - 1.6%
Allied World Assurance Co. Holdings Ltd.	45,550	4,072,626
Amtrust Financial Services, Inc.	43,600	1,440,108
Aspen Insurance Holdings Ltd.	667	24,506
Axis Capital Holdings Ltd.	64,800	2,822,688
Brown & Brown, Inc.	103,567	3,342,107
CNO Financial Group, Inc.	85,650	1,056,921
HCC Insurance Holdings, Inc.	188,192	8,064,027
Lincoln National Corp.	257,900	9,196,714
Platinum Underwriters Holdings Ltd.	45,895	2,620,605
Protective Life Corp.	20,689	800,251
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	67,529	$ 4,449,486
StanCorp Financial Group, Inc.	74,344	3,377,448
Validus Holdings Ltd.	192,850	6,963,814
White Mountains Insurance Group Ltd.	11,755	6,949,203
		55,180,504
Real Estate Investment Trusts - 2.2%
American Campus Communities, Inc.	46,850	1,912,886
American Capital Mortgage Investment Corp.	28,680	604,288
BioMed Realty Trust, Inc.	284,075	5,945,690
Brandywine Realty Trust (SBI)	518,375	7,340,190
Campus Crest Communities, Inc.	163,808	2,072,171
CBL & Associates Properties, Inc.	113,075	2,599,594
Chesapeake Lodging Trust	80,117	1,806,638
Colonial Properties Trust (SBI)	109,300	2,416,623
Corporate Office Properties Trust (SBI)	44,250	1,178,378
Corrections Corp. of America	195,086	6,857,273
Douglas Emmett, Inc.	104,450	2,662,431
DuPont Fabros Technology, Inc.	140,225	3,397,652
Extra Space Storage, Inc.	30,230	1,266,335
Home Properties, Inc.	17,024	1,034,548
Kilroy Realty Corp.	133,900	7,084,649
Kite Realty Group Trust	171,740	1,042,462
Medical Properties Trust, Inc.	133,715	1,984,331
National Retail Properties, Inc.	47,369	1,699,126
New Residential Investment Corp.	348,850	2,386,134
Newcastle Investment Corp.	171,360	867,082
NorthStar Realty Finance Corp.	276,825	2,333,635
Omega Healthcare Investors, Inc.	18,980	615,142
Plum Creek Timber Co., Inc.	112,368	5,359,954
Post Properties, Inc.	29,435	1,406,993
Redwood Trust, Inc.	85,450	1,637,222
Ryman Hospitality Properties, Inc.	27,023	1,033,900
Silver Bay Realty Trust Corp.	51,320	915,036
Tanger Factory Outlet Centers, Inc.	35,175	1,212,834
Taubman Centers, Inc.	12,490	1,006,444
Two Harbors Investment Corp.	103,950	1,146,569
		72,826,210
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	140,664	$ 4,964,033
Jones Lang LaSalle, Inc.	73,285	6,729,762
		11,693,795
Thrifts & Mortgage Finance - 0.5%
EverBank Financial Corp.	350,950	5,509,915
Nationstar Mortgage Holdings, Inc. (a)	131,585	5,356,825
Northfield Bancorp, Inc.	111,670	1,279,738
Northwest Bancshares, Inc.	197,352	2,447,165
Walker & Dunlop, Inc. (a)	93,323	1,770,337
		16,363,980
TOTAL FINANCIALS		311,266,389
HEALTH CARE - 4.9%
Biotechnology - 0.9%
Acorda Therapeutics, Inc. (a)	77,119	2,579,631
Alkermes PLC (a)	42,610	1,331,563
Amarin Corp. PLC ADR (a)	224,164	1,566,906
ARIAD Pharmaceuticals, Inc. (a)	55,470	1,017,320
BioMarin Pharmaceutical, Inc. (a)	81,746	5,125,474
Cepheid, Inc. (a)	29,845	1,037,412
Coronado Biosciences, Inc. (a)	60,160	594,381
Cubist Pharmaceuticals, Inc. (a)	17,950	986,353
Incyte Corp. (a)	117,822	2,612,114
Medivation, Inc. (a)	32,940	1,599,566
Merrimack Pharmaceuticals, Inc. (a)	72,185	399,905
Onyx Pharmaceuticals, Inc. (a)	30,725	2,932,701
Pharmacyclics, Inc. (a)	13,065	1,197,277
Portola Pharmaceuticals, Inc.	24,845	452,179
Repligen Corp. (a)	49,960	413,669
Seattle Genetics, Inc. (a)	68,140	2,338,565
Sunesis Pharmaceuticals, Inc. (a)	78,510	423,169
Synageva BioPharma Corp. (a)	11,240	463,313
Synta Pharmaceuticals Corp. (a)	60,260	444,719
United Therapeutics Corp. (a)	47,183	3,136,254
Vical, Inc. (a)	73,510	257,285
		30,909,756
Health Care Equipment & Supplies - 1.2%
Accuray, Inc. (a)	88,140	473,312
Align Technology, Inc. (a)	33,740	1,206,205
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Analogic Corp.	34,207	$ 2,719,114
CareFusion Corp. (a)	23,750	872,813
Given Imaging Ltd. (a)	31,900	457,446
Globus Medical, Inc.	101,921	1,488,047
Haemonetics Corp. (a)	14,360	592,781
HeartWare International, Inc. (a)	10,282	938,438
Hill-Rom Holdings, Inc.	22,872	826,365
Hologic, Inc. (a)	191,747	3,978,750
Insulet Corp. (a)	132,743	3,963,706
Masimo Corp.	87,574	1,895,977
Meridian Bioscience, Inc.	68,730	1,485,255
NuVasive, Inc. (a)	198,976	4,321,759
Orthofix International NV (a)	48,780	1,348,279
Sirona Dental Systems, Inc. (a)	77,928	5,528,212
Steris Corp.	64,661	2,931,730
Symmetry Medical, Inc. (a)	66,235	617,973
Teleflex, Inc.	16,990	1,330,827
Thoratec Corp. (a)	69,871	2,177,879
West Pharmaceutical Services, Inc.	20,858	1,429,816
		40,584,684
Health Care Providers & Services - 1.5%
Accretive Health, Inc. (a)	168,261	1,914,810
Air Methods Corp.	41,724	1,562,147
Catamaran Corp. (United States) (a)	27,149	1,336,274
Centene Corp. (a)	113,787	5,632,457
Chemed Corp.	53,963	3,778,489
Health Management Associates, Inc. Class A (a)	385,909	5,321,685
Health Net, Inc. (a)	40,260	1,283,086
HealthSouth Corp. (a)	196,182	5,746,171
Healthways, Inc. (a)	81,933	1,101,999
MEDNAX, Inc. (a)	64,975	6,031,629
Omnicare, Inc.	123,025	5,662,841
Team Health Holdings, Inc. (a)	43,427	1,696,693
Universal American Spin Corp.	379,414	3,460,256
Universal Health Services, Inc. Class B	43,202	2,986,986
VCA Antech, Inc. (a)	113,354	2,897,328
		50,412,851
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	122,500	1,696,625
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Greenway Medical Technologies (a)	52,975	$ 635,700
HMS Holdings Corp. (a)	97,405	2,425,385
		4,757,710
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	140,600	527,250
Bruker BioSciences Corp. (a)	93,960	1,553,159
Cambrex Corp. (a)	64,719	890,533
Charles River Laboratories International, Inc. (a)	76,240	3,301,954
ICON PLC (a)	184,938	6,350,771
PAREXEL International Corp. (a)	90,921	4,154,180
PerkinElmer, Inc.	71,721	2,246,302
Techne Corp.	26,601	1,769,233
Waters Corp. (a)	18,973	1,834,879
		22,628,261
Pharmaceuticals - 0.5%
Endo Health Solutions, Inc. (a)	36,530	1,326,039
Jazz Pharmaceuticals PLC (a)	103,400	7,028,098
Salix Pharmaceuticals Ltd. (a)	89,593	5,435,607
ViroPharma, Inc. (a)	23,290	640,475
Warner Chilcott PLC	43,300	831,360
		15,261,579
TOTAL HEALTH CARE		164,554,841
INDUSTRIALS - 7.2%
Aerospace & Defense - 0.7%
AeroVironment, Inc. (a)	23,720	476,060
BE Aerospace, Inc. (a)	52,860	3,353,438
Esterline Technologies Corp. (a)	10,523	772,283
Hexcel Corp. (a)	147,376	5,124,264
Spirit AeroSystems Holdings, Inc. Class A (a)	84,910	1,834,905
Teledyne Technologies, Inc. (a)	52,144	4,026,560
Textron, Inc.	50,800	1,369,568
TransDigm Group, Inc.	23,779	3,474,112
Triumph Group, Inc.	58,559	4,547,106
		24,978,296
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.2%
Forward Air Corp.	63,798	$ 2,473,448
Hub Group, Inc. Class A (a)	71,032	2,579,172
		5,052,620
Airlines - 0.1%
Alaska Air Group, Inc. (a)	18,520	1,052,306
Copa Holdings SA Class A	27,160	3,566,651
		4,618,957
Building Products - 0.4%
A.O. Smith Corp.	157,778	6,184,898
Fortune Brands Home & Security, Inc.	30,500	1,289,540
Owens Corning (a)	160,380	7,008,606
		14,483,044
Commercial Services & Supplies - 0.6%
ACCO Brands Corp.	234,157	1,674,223
Avery Dennison Corp.	142,525	6,199,838
Clean Harbors, Inc. (a)	13,050	746,460
Covanta Holding Corp.	87,600	1,791,420
Multi-Color Corp.	14,590	428,800
Tetra Tech, Inc. (a)	200,395	5,524,890
Waste Connections, Inc.	57,060	2,296,094
		18,661,725
Construction & Engineering - 0.5%
AECOM Technology Corp. (a)	132,175	4,069,668
EMCOR Group, Inc.	107,850	4,287,038
KBR, Inc.	108,480	3,916,128
MasTec, Inc. (a)	94,542	3,006,436
		15,279,270
Electrical Equipment - 0.6%
Acuity Brands, Inc.	39,765	2,985,159
AMETEK, Inc.	34,235	1,477,240
AZZ, Inc.	76,413	3,169,611
Encore Wire Corp.	116,929	4,046,913
Generac Holdings, Inc.	45,825	1,855,913
Hubbell, Inc. Class B	13,345	1,340,238
II-VI, Inc. (a)	37,200	617,520
Regal-Beloit Corp.	65,074	4,393,146
		19,885,740
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Carlisle Companies, Inc.	23,680	$ 1,548,909
Machinery - 2.5%
Actuant Corp. Class A	109,213	3,713,242
AGCO Corp.	142,977	7,930,934
Colfax Corp. (a)	36,770	1,834,823
Crane Co.	49,717	2,970,591
ESCO Technologies, Inc.	38,200	1,226,984
ExOne Co.	39,985	1,984,056
Flowserve Corp.	8,600	1,445,918
IDEX Corp.	69,920	3,849,096
ITT Corp.	151,616	4,571,222
Lincoln Electric Holdings, Inc.	80,060	4,787,588
Lindsay Corp.	36,296	2,949,050
Manitowoc Co., Inc.	62,500	1,313,125
Meritor, Inc. (a)	102,600	742,824
Middleby Corp. (a)	8,187	1,338,493
Nordson Corp.	25,640	1,826,081
Oshkosh Truck Corp. (a)	145,380	5,789,032
RBC Bearings, Inc. (a)	14,703	719,859
SPX Corp.	21,440	1,692,045
Tennant Co.	29,553	1,458,145
Terex Corp. (a)	162,800	5,839,636
TriMas Corp. (a)	50,161	1,617,692
Trinity Industries, Inc.	267,439	10,946,278
Twin Disc, Inc.	37,800	942,354
Valmont Industries, Inc.	14,945	2,276,572
WABCO Holdings, Inc. (a)	55,812	4,209,341
Wabtec Corp.	53,312	5,864,853
Woodward, Inc.	47,176	1,846,940
		85,686,774
Marine - 0.1%
Danaos Corp. (a)	77,333	334,079
Kirby Corp. (a)	40,743	3,181,213
		3,515,292
Professional Services - 0.3%
Equifax, Inc.	21,605	1,315,745
FTI Consulting, Inc. (a)	25,800	980,142
ICF International, Inc. (a)	65,952	1,988,453
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
On Assignment, Inc. (a)	47,120	$ 1,227,005
Towers Watson & Co.	76,300	5,926,984
		11,438,329
Road & Rail - 0.7%
AMERCO	25,535	4,402,234
Avis Budget Group, Inc. (a)	35,710	1,184,144
Genesee & Wyoming, Inc. Class A (a)	34,733	3,092,974
Ryder System, Inc.	131,875	8,313,400
Swift Transporation Co. (a)	345,232	5,813,707
		22,806,459
Trading Companies & Distributors - 0.5%
MRC Global, Inc. (a)	24,405	692,858
Rush Enterprises, Inc. Class A (a)	36,760	944,732
United Rentals, Inc. (a)	142,964	8,126,074
Watsco, Inc.	35,420	3,090,395
WESCO International, Inc. (a)	64,836	4,814,721
		17,668,780
TOTAL INDUSTRIALS		245,624,195
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 0.8%
ADTRAN, Inc.	55,580	1,285,010
Anaren, Inc. (a)	53,996	1,296,984
Arris Group, Inc. (a)	430,309	6,510,575
Aruba Networks, Inc. (a)	88,585	1,323,460
Brocade Communications Systems, Inc. (a)	266,600	1,447,638
Ciena Corp. (a)	48,300	808,542
Infinera Corp. (a)	148,700	1,565,811
JDS Uniphase Corp. (a)	50,840	692,441
Juniper Networks, Inc. (a)	105,740	1,874,770
NETGEAR, Inc. (a)	146,301	4,868,897
Palo Alto Networks, Inc.	22,890	1,110,623
Procera Networks, Inc. (a)	62,550	923,238
Riverbed Technology, Inc. (a)	147,824	2,285,359
Ruckus Wireless, Inc.	57,985	725,972
Sierra Wireless, Inc. (a)	7,400	84,225
Sierra Wireless, Inc. (United States) (a)	72,000	815,760
		27,619,305
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
NCR Corp. (a)	64,360	$ 2,149,624
Quantum Corp. (a)	229,700	356,035
Silicon Graphics International Corp. (a)	62,595	945,185
		3,450,844
Electronic Equipment & Components - 1.6%
Avnet, Inc. (a)	162,850	5,562,956
Cognex Corp.	106,917	4,803,781
CTS Corp.	64,800	778,896
Dolby Laboratories, Inc. Class A	30,000	1,050,000
Fabrinet (a)	54,520	792,176
FARO Technologies, Inc. (a)	36,392	1,361,789
GSI Group, Inc. (a)	27,898	227,090
IPG Photonics Corp.	82,252	4,877,544
Itron, Inc. (a)	30,800	1,293,600
Littelfuse, Inc.	42,979	3,158,527
Mercury Systems, Inc. (a)	61,800	540,132
Molex, Inc. Class A (non-vtg.)	223,195	5,481,669
National Instruments Corp.	87,887	2,495,991
Newport Corp. (a)	64,458	848,267
OSI Systems, Inc. (a)	46,245	2,674,811
Plexus Corp. (a)	43,450	1,267,871
SYNNEX Corp. (a)	123,276	4,998,842
Tech Data Corp. (a)	63,903	3,202,818
Trimble Navigation Ltd. (a)	102,274	2,853,445
Vishay Intertechnology, Inc. (a)	344,675	5,018,468
		53,288,673
Internet Software & Services - 0.9%
Bankrate, Inc. (a)	35,600	509,436
Cornerstone OnDemand, Inc. (a)	45,915	1,865,986
CoStar Group, Inc. (a)	49,569	5,542,310
DealerTrack Holdings, Inc. (a)	122,503	3,949,497
Digital River, Inc. (a)	115,300	2,014,291
eGain Communications Corp. (a)	149,000	1,196,470
ExactTarget, Inc. (a)	112,565	2,590,121
Keynote Systems, Inc.	45,500	573,300
Liquidity Services, Inc. (a)	53,087	2,124,011
SPS Commerce, Inc. (a)	37,324	2,014,376
Trulia, Inc.	46,100	1,417,114
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
ValueClick, Inc. (a)	271,370	$ 7,147,886
Velti PLC (a)	98,000	172,480
		31,117,278
IT Services - 0.8%
Acxiom Corp. (a)	63,800	1,402,962
Alliance Data Systems Corp. (a)	24,237	4,292,130
Convergys Corp.	66,700	1,211,939
CoreLogic, Inc. (a)	180,825	4,737,615
DST Systems, Inc.	26,500	1,806,770
EPAM Systems, Inc. (a)	11,253	260,619
ExlService Holdings, Inc. (a)	49,380	1,448,315
Fidelity National Information Services, Inc.	71,900	3,228,310
FleetCor Technologies, Inc. (a)	20,120	1,752,050
Gartner, Inc. Class A (a)	24,275	1,374,208
InterXion Holding N.V. (a)	46,915	1,287,817
Lender Processing Services, Inc.	85,300	2,822,577
Maximus, Inc.	15,660	1,168,706
Total System Services, Inc.	76,630	1,801,571
VeriFone Systems, Inc. (a)	34,620	807,685
		29,403,274
Semiconductors & Semiconductor Equipment - 1.7%
Atmel Corp. (a)	270,275	2,127,064
Cavium, Inc. (a)	48,910	1,602,292
Ceva, Inc. (a)	34,900	585,273
Entropic Communications, Inc. (a)	210,928	902,772
FormFactor, Inc. (a)	99,000	583,110
Freescale Semiconductor Holdings I Ltd. (a)	67,850	1,080,172
Ikanos Communications, Inc. (a)	101,700	137,295
Lam Research Corp. (a)	34,042	1,592,485
M/A-COM Technology Solutions, Inc. (a)	28,900	402,577
MagnaChip Semiconductor Corp. (a)	82,498	1,526,213
Mellanox Technologies Ltd. (a)	12,800	663,936
Micron Technology, Inc. (a)	148,925	1,739,444
Microsemi Corp. (a)	174,389	3,824,351
MKS Instruments, Inc.	103,717	2,919,634
Monolithic Power Systems, Inc.	65,010	1,597,296
NXP Semiconductors NV (a)	258,075	7,961,614
ON Semiconductor Corp. (a)	97,861	837,690
Power Integrations, Inc.	67,102	2,864,584
Rambus, Inc. (a)	148,900	1,173,332
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Semtech Corp. (a)	86,768	$ 3,170,503
Silicon Laboratories, Inc. (a)	57,915	2,488,028
Skyworks Solutions, Inc. (a)	389,398	9,291,036
Spansion, Inc. Class A (a)	84,700	1,160,390
Teradyne, Inc. (a)	281,742	5,054,451
Ultratech, Inc. (a)	36,400	1,327,144
		56,612,686
Software - 1.9%
Accelrys, Inc. (a)	97,600	813,984
ANSYS, Inc. (a)	40,801	3,039,675
Aspen Technology, Inc. (a)	232,163	7,108,831
AVG Technologies NV (a)	193,600	3,529,328
Bottomline Technologies, Inc. (a)	47,450	1,311,044
BroadSoft, Inc. (a)	34,270	949,964
Cadence Design Systems, Inc. (a)	369,900	5,596,587
CommVault Systems, Inc. (a)	55,473	3,883,110
Comverse, Inc.	14,070	420,130
Cyan, Inc.	46,010	614,234
Fortinet, Inc. (a)	49,692	957,068
Informatica Corp. (a)	97,837	3,557,353
Interactive Intelligence Group, Inc. (a)	55,896	2,805,979
Manhattan Associates, Inc. (a)	67,998	5,101,890
Mentor Graphics Corp.	145,291	2,759,076
MICROS Systems, Inc. (a)	52,915	2,233,013
MicroStrategy, Inc. Class A (a)	17,755	1,624,227
Nuance Communications, Inc. (a)	98,761	1,876,459
Rovi Corp. (a)	86,000	2,218,800
SeaChange International, Inc. (a)	81,817	880,351
SolarWinds, Inc. (a)	57,606	2,428,093
Sourcefire, Inc. (a)	44,890	2,512,044
Synchronoss Technologies, Inc. (a)	37,285	1,168,885
Tableau Software, Inc.	7,375	376,863
TIBCO Software, Inc. (a)	113,272	2,416,092
Ultimate Software Group, Inc. (a)	13,125	1,460,813
Verint Systems, Inc. (a)	66,792	2,242,207
		63,886,100
TOTAL INFORMATION TECHNOLOGY		265,378,160
Common Stocks - continued
	Shares	Value
MATERIALS - 2.9%
Chemicals - 1.4%
Ashland, Inc.	25,030	$ 2,225,668
Axiall Corp.	119,916	5,174,375
Chemtura Corp. (a)	202,283	4,638,349
Cytec Industries, Inc.	9,600	686,112
Huntsman Corp.	188,175	3,660,004
Innophos Holdings, Inc.	10,440	528,055
Innospec, Inc.	105,595	4,332,563
Intrepid Potash, Inc.	295,762	5,554,410
Koppers Holdings, Inc.	55,276	2,275,713
LSB Industries, Inc. (a)	89,280	3,014,986
Methanex Corp.	46,459	2,055,533
Olin Corp.	112,598	2,807,068
PolyOne Corp.	53,680	1,379,039
Rockwood Holdings, Inc.	89,183	5,944,939
Valspar Corp.	17,870	1,280,743
		45,557,557
Construction Materials - 0.2%
Eagle Materials, Inc.	33,030	2,435,963
Martin Marietta Materials, Inc.	39,921	4,352,587
		6,788,550
Containers & Packaging - 0.7%
Aptargroup, Inc.	24,010	1,361,847
Berry Plastics Group, Inc.	80,545	1,692,250
Crown Holdings, Inc. (a)	48,900	2,070,915
Graphic Packaging Holding Co. (a)	696,775	5,358,200
Myers Industries, Inc.	96,556	1,420,339
Rock-Tenn Co. Class A	90,266	8,916,475
Sealed Air Corp.	72,570	1,743,131
		22,563,157
Metals & Mining - 0.6%
A.M. Castle & Co. (a)	101,724	1,800,515
Allegheny Technologies, Inc.	188,370	5,193,361
Carpenter Technology Corp.	47,780	2,301,085
Compass Minerals International, Inc.	6,380	556,719
Kaiser Aluminum Corp.	46,659	2,960,047
Schnitzer Steel Industries, Inc. Class A	111,705	2,759,114
Steel Dynamics, Inc.	377,250	5,787,015
		21,357,856
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Boise Cascade Co.	10,795	$ 324,498
TOTAL MATERIALS		96,591,618
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)	12,790	98,611
SBA Communications Corp. Class A (a)	102,292	7,699,519
		7,798,130
UTILITIES - 1.3%
Electric Utilities - 0.5%
Allete, Inc.	17,024	805,576
Cleco Corp.	119,175	5,423,654
Great Plains Energy, Inc.	141,267	3,188,396
ITC Holdings Corp.	42,722	3,698,444
Portland General Electric Co.	129,239	3,934,035
UIL Holdings Corp.	35,997	1,402,443
		18,452,548
Gas Utilities - 0.1%
Atmos Energy Corp.	46,890	1,979,696
Southwest Gas Corp.	26,511	1,255,296
		3,234,992
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	34,000	828,580
NRG Energy, Inc.	338,222	8,631,425
Ormat Technologies, Inc.	57,400	1,309,868
		10,769,873
Multi-Utilities - 0.4%
Alliant Energy Corp.	33,720	1,661,047
CMS Energy Corp.	203,900	5,495,105
NiSource, Inc.	165,800	4,763,434
		11,919,586
TOTAL UTILITIES		44,376,999
TOTAL COMMON STOCKS (Cost $1,260,280,425)		1,516,203,665
Equity Funds - 44.3%
	Shares	Value
Mid-Cap Blend Funds - 6.7%
FMI Common Stock Fund	3,262,672	$ 88,157,410
Spartan Extended Market Index Fund Investor Class (c)	2,996,459	138,885,861
TOTAL MID-CAP BLEND FUNDS		227,043,271
Mid-Cap Growth Funds - 1.5%
Champlain Mid Cap Fund	3,091,626	41,613,283
RS Select Growth Fund A	205,244	8,552,510
TOTAL MID-CAP GROWTH FUNDS		50,165,793
Mid-Cap Value Funds - 1.3%
iShares Russell Midcap Value Index ETF	716,300	42,075,462
The Delafield Fund	108,055	3,696,562
TOTAL MID-CAP VALUE FUNDS		45,772,024
Small Blend Funds - 13.2%
Dreyfus Advantage Funds, Inc.	637,712	20,770,275
Goldman Sachs Small Cap Value Fund Class A	2,615,218	128,328,737
RS Partners Fund Class A	683,284	25,739,301
SouthernSun Small Cap Investor Fund	530,131	13,937,139
T. Rowe Price Small-Cap Value Fund	1,768,643	77,837,993
Vanguard Small-Cap ETF	1,902,678	180,202,633
TOTAL SMALL BLEND FUNDS		446,816,078
Small Growth Funds - 16.8%
Artisan Small Cap Fund Investor Shares	3,325,464	78,480,951
ASTON/TAMRO Small Cap Fund Class N	3,099,529	67,724,701
Baron Small Cap Fund	1,369,390	41,341,894
Brown Capital Management Small Company Fund - Investor Shares	1,190,462	68,808,728
Champlain Small Company Fund Advisor Class	7,211,251	114,442,558
JPMorgan Small Cap Equity Fund Class A	39	1,580
MFS New Discovery Fund A Shares	2,815,754	69,802,551
Royce Low Priced Stock Fund Service Class	262	3,740
RS Small Cap Growth Fund Class A	2,321,262	128,853,239
TOTAL SMALL GROWTH FUNDS		569,459,942
Small Value Funds - 4.8%
Fidelity Small Cap Value Fund (c)	1,827,277	34,809,624
Hennessy Small Cap Financial Fund Investor Class Shares	850,075	19,526,224
Equity Funds - continued
	Shares	Value
Small Value Funds - continued
iShares Russell 2000 Value Index ETF	502,400	$ 43,367,168
Royce Opportunity Fund Service Class	4,688,421	64,137,603
TOTAL SMALL VALUE FUNDS		161,840,619
TOTAL EQUITY FUNDS (Cost $1,122,410,701)		1,501,097,727
Money Market Funds - 10.7%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $361,943,776)	361,943,776	361,943,776
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,744,634,902)		3,379,245,168
NET OTHER ASSETS (LIABILITIES) - 0.3%		11,494,328
NET ASSETS - 100%		$ 3,390,739,496
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,323 CME E-mini S&P Midcap 400 Index Contracts	June 2013	$ 156,563,820	$ 6,858,658
1,542 Russell 2000 Mini Index Contracts	June 2013	151,594,020	7,647,316
TOTAL EQUITY INDEX CONTRACTS		$ 308,157,840	$ 14,505,974
The face value of futures purchased as a percentage of net assets is 9.1%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 37,305,325	$ -	$ 38,327,635	$ 48,425	$ -
Fidelity Small Cap Value Fund	61,988,518	-	30,000,000	-	34,809,624
Spartan Extended Market Index Fund Investor Class	-	133,779,436	-	93,323	138,885,861
Total	$ 99,293,843	$ 133,779,436	$ 68,327,635	$ 141,748	$ 173,695,485
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $2,747,741,723. Net unrealized appreciation aggregated $631,503,445, of which $659,508,700 related to appreciated investment securities and $28,005,255 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2013

1.912870.102

SIT-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 25.8%
	Shares	Value
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.2%
Autoliv, Inc.	134,610	$ 10,561,501
Brembo SpA	32,967	549,322
DENSO Corp.	610,400	25,219,505
Minth Group Ltd.	406,000	696,544
TS tech Co. Ltd.	25,600	802,001
		37,828,873
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	135,407	12,969,090
Daimler AG (Germany)	429,072	27,555,282
Fuji Heavy Industries Ltd.	565,000	12,725,848
Great Wall Motor Co. Ltd. (H Shares)	1,153,000	5,476,280
Honda Motor Co. Ltd.	636,900	23,644,760
Tofas Turk Otomobil Fabrikasi A/S	123,136	923,931
Toyota Motor Corp.	607,500	35,453,299
		118,748,490
Distributors - 0.1%
Li & Fung Ltd.	9,348,000	12,973,354
Diversified Consumer Services - 0.0%
Kroton Educacional SA	175,100	2,509,838
Hotels, Restaurants & Leisure - 0.6%
Arcos Dorados Holdings, Inc. Class A	864,510	11,912,948
Carnival PLC	111,588	3,737,685
Compass Group PLC	2,673,600	35,199,551
InterContinental Hotel Group PLC	330,895	9,525,235
Sands China Ltd.	2,440,000	12,873,546
The Restaurant Group PLC	94,477	744,298
Whitbread PLC	243,723	10,676,116
William Hill PLC	573,718	3,859,048
		88,528,427
Household Durables - 0.1%
Berkeley Group Holdings PLC	175,989	5,660,809
Haier Electronics Group Co. Ltd.	445,000	790,590
Techtronic Industries Co. Ltd.	1,303,500	3,344,030
		9,795,429
Internet & Catalog Retail - 0.0%
LG Home Shopping, Inc.	5,763	1,232,124
Leisure Equipment & Products - 0.0%
Sankyo Co. Ltd. (Gunma)	61,100	2,681,693
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 0.7%
BEC World PCL (For. Reg.)	607,700	$ 1,256,770
Daily Mail & General Trust PLC Class A	53,086	617,040
Fuji Media Holdings, Inc.	4,771	8,757,066
ITV PLC	3,802,066	7,573,462
Nippon Television Network Corp.	945,900	14,394,578
Pearson PLC	567,971	10,556,530
Publicis Groupe SA	246,993	17,743,281
realestate.com.au Ltd.	29,967	832,022
Reed Elsevier NV	2,221,097	36,605,522
Rightmove PLC	93,088	2,893,820
UBM PLC	277,467	3,071,235
		104,301,326
Specialty Retail - 0.2%
Dunelm Group PLC	207,174	2,822,004
Esprit Holdings Ltd.	3,393,700	5,164,677
Galiform PLC	362,767	1,290,883
H&M Hennes & Mauritz AB (B Shares)	236,400	8,137,755
Sa Sa International Holdings Ltd.	2,056,000	2,290,002
Shimamura Co. Ltd.	20,000	2,297,618
Super Cheap Auto Group Ltd.	77,688	816,308
United Arrows Ltd.	30,500	1,121,756
USS Co. Ltd.	60,520	7,017,280
		30,958,283
Textiles, Apparel & Luxury Goods - 0.2%
Christian Dior SA	27,541	5,070,562
ECLAT Textile Co. Ltd.	215,000	1,538,903
Forus SA	71,572	460,340
Gerry Weber International AG (Bearer)	14,290	612,737
Hermes International SCA	8,564	3,063,267
LVMH Moet Hennessy - Louis Vuitton SA	71,745	12,742,689
Tod's SpA	19,466	2,798,283
Yue Yuen Industrial (Holdings) Ltd.	2,855,000	8,318,758
		34,605,539
TOTAL CONSUMER DISCRETIONARY		444,163,376
CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Diageo PLC	317,739	9,385,978
Heineken NV (Bearer)	458,779	32,074,870
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Ito En Ltd.	112,800	$ 2,491,995
Pernod Ricard SA	123,510	14,879,722
		58,832,565
Food & Staples Retailing - 0.4%
Ain Pharmaciez, Inc.	5,500	214,510
Colruyt NV	57,439	2,945,566
Eurocash SA	90,502	1,806,188
FamilyMart Co. Ltd.	56,900	2,306,527
Lawson, Inc.	317,500	23,096,869
Metro, Inc. Class A (sub. vtg.)	63,441	4,247,350
Sundrug Co. Ltd.	40,100	1,528,318
Tesco PLC	4,703,293	26,115,727
Tsuruha Holdings, Inc.	14,100	1,135,218
Wumart Stores, Inc. (H Shares)	1,484,000	3,023,551
		66,419,824
Food Products - 0.9%
Biostime International Holdings Ltd.	37,500	208,049
Danone SA	812,812	59,943,109
First Resources Ltd.	706,000	1,057,805
M. Dias Branco SA	171,000	7,708,493
Nestle SA	870,180	57,644,755
Unilever NV (Certificaten Van Aandelen) (Bearer)	311,098	12,709,556
Viscofan Envolturas Celulosicas SA	28,057	1,386,479
		140,658,246
Household Products - 0.3%
Reckitt Benckiser Group PLC	621,366	44,580,568
Personal Products - 0.3%
Kao Corp.	896,000	28,078,513
Kobayashi Pharmaceutical Co. Ltd.	196,800	9,370,108
Kose Corp.	151,000	3,646,189
		41,094,810
Tobacco - 0.7%
British American Tobacco PLC (United Kingdom)	920,113	50,559,048
Japan Tobacco, Inc.	1,344,000	45,740,368
KT&G Corp.	250,059	17,537,476
		113,836,892
TOTAL CONSUMER STAPLES		465,422,905
Common Stocks - continued
	Shares	Value
ENERGY - 2.0%
Energy Equipment & Services - 0.3%
Fred Olsen Energy ASA	29,465	$ 1,245,145
John Wood Group PLC	323,467	4,184,916
Petrofac Ltd.	683,838	14,037,207
ProSafe ASA	101,329	954,818
Technip SA	113,442	12,670,055
Tecnicas Reunidas SA	258,920	12,566,078
TGS Nopec Geophysical Co. ASA	82,602	2,906,514
		48,564,733
Oil, Gas & Consumable Fuels - 1.7%
BG Group PLC	1,839,385	33,900,458
BP PLC	5,485,909	39,208,936
Cairn Energy PLC (a)	1,965,771	8,156,930
Cenovus Energy, Inc.	202,360	6,058,601
CNOOC Ltd.	9,475,000	16,597,602
Dragon Oil PLC	241,093	2,289,479
Imperial Oil Ltd.	369,800	14,442,442
INPEX Corp.	1,703	7,249,666
Kunlun Energy Co. Ltd.	1,728,000	3,297,859
Oil Search Ltd. ADR	565,010	4,417,530
Reliance Industries Ltd. GDR (d)	239,656	6,870,938
Royal Dutch Shell PLC Class A (United Kingdom)	2,398,458	79,822,825
StatoilHydro ASA	668,622	15,097,199
Total SA	438,930	21,939,194
Tullow Oil PLC	478,454	7,596,763
		266,946,422
TOTAL ENERGY		315,511,155
FINANCIALS - 5.9%
Capital Markets - 0.6%
Aberdeen Asset Management PLC	493,107	3,491,397
Ashmore Group PLC	383,521	2,320,398
Azimut Holding SpA	131,985	2,513,171
Banca Generali SpA	18,300	399,357
CI Financial Corp.	124,726	3,630,799
Coronation Fund Managers Ltd.	137,347	853,816
Credit Suisse Group	395,581	11,691,915
Daiwa Securities Group, Inc.	864,000	7,067,315
Hargreaves Lansdown PLC	95,808	1,402,573
Julius Baer Group Ltd.	129,071	5,129,096
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Jupiter Fund Management PLC	342,893	$ 1,698,433
Partners Group Holding AG	17,313	4,406,781
UBS AG	2,307,960	40,495,475
Value Partners Group Ltd.	1,365,000	799,966
		85,900,492
Commercial Banks - 3.1%
Alior Bank SA	21,874	557,325
Banco Santander SA (Spain)	959,103	6,859,733
Bank of Ireland (a)	9,089,933	2,094,600
Bank of Yokohama Ltd.	695,000	3,406,292
Banregio Grupo Financiero SA	327,700	1,958,006
Barclays PLC	8,474,963	40,596,237
BNP Paribas SA	878,254	51,738,969
Chiba Bank Ltd.	544,000	3,385,033
China Merchants Bank Co. Ltd. (H Shares)	3,537,000	7,078,508
DBS Group Holdings Ltd.	737,000	9,978,543
DNB ASA	792,091	12,882,875
Erste Group Bank AG	379,396	12,357,586
First Gulf Bank PJSC	587,121	2,397,717
Guaranty Trust Bank PLC GDR (Reg. S)	290,061	2,581,543
HDFC Bank Ltd. sponsored ADR	191,275	7,696,906
HSBC Holdings PLC:
(Hong Kong)	2,492,400	27,300,866
(United Kingdom)	4,373,672	47,983,731
ICICI Bank Ltd. sponsored ADR	92,770	4,171,867
IndusInd Bank Ltd.	202,947	1,848,276
Industrial & Commercial Bank of China Ltd. (H Shares)	27,066,000	18,936,968
Intesa Sanpaolo SpA	3,351,520	6,355,605
Itau Unibanco Holding SA sponsored ADR	248,006	3,730,010
Joyo Bank Ltd.	768,000	3,801,860
Jyske Bank A/S (Reg.) (a)	53,358	2,124,720
Kasikornbank PCL:
NVDR	725,300	4,658,712
(For. Reg.)	631,100	4,056,016
KBC Groupe SA	232,376	9,269,322
Lloyds Banking Group PLC (a)	10,434,984	9,698,719
Mitsubishi UFJ Financial Group, Inc.	2,256,600	13,096,215
North Pacific Bank Ltd.	800,300	2,629,309
PT Bank Rakyat Indonesia Tbk	10,268,000	9,284,678
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	617,708	7,560,746
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Security Bank Corp.	195,960	$ 801,255
Siam Commercial Bank PCL (For. Reg.)	1,040,500	5,879,418
Skandinaviska Enskilda Banken AB (A Shares)	1,199,079	12,600,255
Standard Chartered PLC (United Kingdom)	615,495	14,373,764
Sumitomo Mitsui Financial Group, Inc.	1,390,400	54,892,679
Sydbank A/S (a)	86,950	1,949,470
The Hachijuni Bank Ltd.	534,000	2,720,983
The Suruga Bank Ltd.	206,000	3,085,735
Turkiye Halk Bankasi A/S	444,974	4,776,490
UniCredit SpA	2,758,974	15,756,780
Unione di Banche Italiane SCPA	285,522	1,293,680
Westpac Banking Corp.	862,495	23,245,010
Yes Bank Ltd.	210,924	1,812,269
		485,265,281
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	230,900	6,155,398
Provident Financial PLC	69,965	1,637,094
		7,792,492
Diversified Financial Services - 0.4%
Deutsche Boerse AG	162,266	10,500,972
FirstRand Ltd.	1,185,074	3,474,444
IG Group Holdings PLC	612,865	5,391,573
ING Groep NV (Certificaten Van Aandelen) (a)	2,520,971	23,507,291
Inversiones La Construccion SA	41,089	742,078
ORIX Corp.	816,500	10,828,409
		54,444,767
Insurance - 1.2%
AIA Group Ltd.	4,817,200	21,296,831
Amlin PLC	960,448	6,089,679
Aviva PLC	3,283,253	16,499,464
AXA SA	1,145,080	23,262,406
BB Seguridade Participacoes SA	461,300	3,885,448
Catalana Occidente SA	2,113	49,435
Catlin Group Ltd.	493,087	3,768,458
Delta Lloyd NV	549,369	10,832,023
Euler Hermes SA	34,385	3,334,463
Hiscox Ltd.	1,621,418	13,660,565
Jardine Lloyd Thompson Group PLC	323,170	4,360,298
Lancashire Holdings Ltd.	217,030	2,623,204
Muenchener Rueckversicherungs AG	51,478	9,678,319
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Prudential PLC	799,610	$ 13,450,326
Sampo Oyj (A Shares)	96,387	3,945,036
Sony Financial Holdings, Inc.	806,900	11,828,716
St. James's Place Capital PLC	273,355	2,440,097
Swiss Re Ltd.	150,340	11,107,473
Zurich Insurance Group AG	114,657	30,479,278
		192,591,519
Real Estate Investment Trusts - 0.1%
Big Yellow Group PLC	191,743	1,204,959
Derwent London PLC	49,565	1,798,380
K-REIT Asia	161,200	180,972
Unibail-Rodamco	39,759	9,779,827
		12,964,138
Real Estate Management & Development - 0.4%
China Overseas Grand Oceans Group Ltd.	1,393,000	2,024,763
China Overseas Land and Investment Ltd.	2,432,000	7,209,211
Deutsche Wohnen AG	733,351	13,768,583
GSW Immobilien AG	308,349	12,085,419
Mitsubishi Estate Co. Ltd.	588,000	14,486,552
Oberoi Realty Ltd.	170,842	701,708
Parque Arauco SA	1,047,074	2,423,880
PT Alam Sutera Realty Tbk	17,675,500	1,903,379
PT Ciputra Development Tbk	5,682,500	894,288
TAG Immobilien AG	501,078	5,771,609
Wharf Holdings Ltd.	815,000	7,211,533
		68,480,925
Thrifts & Mortgage Finance - 0.0%
Gruh Finance Ltd. (a)	170,024	674,801
TOTAL FINANCIALS		908,114,415
HEALTH CARE - 2.6%
Biotechnology - 0.1%
Abcam PLC	204,373	1,402,017
Algeta ASA (a)	24,826	970,425
CSL Ltd.	99,682	5,671,963
Thrombogenics NV (a)	19,732	823,899
		8,868,304
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
GN Store Nordic A/S	207,315	$ 3,986,688
Nihon Kohden Corp.	124,700	4,460,186
Sonova Holding AG Class B	64,306	7,094,675
St. Shine Optical Co. Ltd.	23,500	526,941
		16,068,490
Health Care Providers & Services - 0.1%
Diagnosticos da America SA	647,200	3,393,434
Life Healthcare Group Holdings Ltd.	411,078	1,494,465
Miraca Holdings, Inc.	85,400	3,685,304
Ryman Healthcare Group Ltd.	232,772	1,219,197
Ship Healthcare Holdings, Inc.	40,000	1,444,841
		11,237,241
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA (a)	743	146,064
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	45,197	925,183
		1,071,247
Pharmaceuticals - 2.3%
Astellas Pharma, Inc.	147,400	7,527,155
Bayer AG	609,352	65,649,316
CFR Pharmaceuticals SA	4,755,997	1,157,916
GlaxoSmithKline PLC	2,319,122	60,003,103
Glenmark Pharmaceuticals Ltd. (a)	303,098	3,155,068
Ipca Laboratories Ltd.	117,863	1,233,965
Lupin Ltd.	149,295	1,938,919
Novartis AG	1,057,206	75,729,819
Roche Holding AG (participation certificate)	381,301	95,340,203
Sanofi SA	295,448	31,503,103
Santen Pharmaceutical Co. Ltd.	481,900	19,298,429
Sino Biopharmaceutical Ltd.	2,324,000	1,619,818
		364,156,814
TOTAL HEALTH CARE		401,402,096
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.3%
Cobham PLC	2,649,756	11,506,420
Meggitt PLC	382,657	3,096,003
MTU Aero Engines Holdings AG	40,255	4,073,224
Rolls-Royce Group PLC	1,509,571	27,638,388
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Singapore Technologies Engineering Ltd.	1,639,000	$ 5,292,566
Zodiac Aerospace	9,721	1,286,861
		52,893,462
Air Freight & Logistics - 0.3%
Deutsche Post AG	438,010	11,135,576
PostNL NV	2,166,467	5,927,397
Yamato Holdings Co. Ltd.	1,756,000	32,242,271
		49,305,244
Airlines - 0.2%
easyJet PLC	193,219	3,716,684
International Consolidated Airlines Group SA CDI (a)	106,591	452,824
Ryanair Holdings PLC sponsored ADR	285,500	13,943,820
Singapore Airlines Ltd.	1,104,000	9,354,351
WestJet Airlines Ltd.	75,594	1,730,988
		29,198,667
Building Products - 0.1%
Daikin Industries Ltd.	76,800	3,329,974
Geberit AG (Reg.)	51,324	12,838,380
		16,168,354
Commercial Services & Supplies - 0.1%
Babcock International Group PLC	378,884	6,677,846
BIC SA	15,846	1,689,271
Brambles Ltd.	469,861	4,092,933
Park24 Co. Ltd.	67,700	1,257,454
RPS Group PLC	202,789	647,047
		14,364,551
Construction & Engineering - 0.4%
Balfour Beatty PLC	3,231,604	11,445,441
JGC Corp.	1,393,000	46,216,883
Keller Group PLC	49,353	710,876
		58,373,200
Electrical Equipment - 0.4%
Legrand SA	805,197	39,816,177
Schneider Electric SA	256,742	20,469,183
		60,285,360
Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	143,445	3,698,909
Hutchison Whampoa Ltd.	968,000	10,247,665
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Keppel Corp. Ltd.	543,000	$ 4,494,573
SembCorp Industries Ltd.	2,125,000	8,139,796
Siemens AG	461,695	48,668,403
		75,249,346
Machinery - 0.6%
Andritz AG	41,365	2,258,095
Atlas Copco AB (A Shares)	880,257	23,497,088
Burckhardt Compression Holding AG	2,786	1,063,414
Eicher Motors Ltd.	15,864	1,036,101
Glory Ltd.	535,600	13,531,863
Haitian International Holdings Ltd.	300,000	518,045
IMI PLC	160,352	3,150,250
Joy Global, Inc.	188,950	10,218,416
Kone Oyj (B Shares)	45,960	4,071,043
Makita Corp.	108,800	5,809,152
Rotork PLC	57,195	2,485,400
Schindler Holding AG (participation certificate)	131,657	19,247,737
SembCorp Marine Ltd.	3,668,000	12,525,112
Senior Engineering Group PLC	212,457	885,783
Sinotruk Hong Kong Ltd.	103,000	57,707
		100,355,206
Marine - 0.1%
Kuehne & Nagel International AG	78,816	8,860,361
Professional Services - 0.1%
Bertrandt AG	10,675	1,158,132
Experian PLC	351,493	6,526,194
Michael Page International PLC	1,525,358	8,918,236
SEEK Ltd.	131,725	1,277,127
SGS SA (Reg.)	1,949	4,406,523
		22,286,212
Road & Rail - 0.1%
Canadian National Railway Co.	96,622	9,805,257
Trading Companies & Distributors - 0.3%
Brenntag AG	67,603	10,324,372
Bunzl PLC	913,835	17,828,095
Itochu Corp.	536,000	6,642,429
Mills Estruturas e Servicos de Engenharia SA	70,700	1,155,337
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Misumi Group, Inc.	30,600	$ 792,818
Mitsubishi Corp.	401,100	6,931,935
		43,674,986
Transportation Infrastructure - 0.1%
CCR SA	486,200	4,390,283
China Merchant Holdings International Co. Ltd.	1,846,000	6,085,395
		10,475,678
TOTAL INDUSTRIALS		551,295,884
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.3%
AAC Acoustic Technology Holdings, Inc.	492,000	2,773,685
Nokia Corp.	2,426,564	8,117,592
Telefonaktiebolaget LM Ericsson (B Shares)	2,678,135	31,459,683
		42,350,960
Computers & Peripherals - 0.0%
ASUSTeK Computer, Inc.	388,000	4,244,416
Wincor Nixdorf AG	31,777	1,809,447
		6,053,863
Electronic Equipment & Components - 0.3%
China High Precision Automation Group Ltd.	1,073,000	134,909
Halma PLC	1,172,972	9,214,045
Hirose Electric Co. Ltd.	59,500	7,666,522
Hitachi Ltd.	1,838,000	12,371,258
HLS Systems International Ltd. (a)	79,649	935,079
Keyence Corp.	17,500	5,340,174
Oxford Instruments PLC	20,187	516,212
Spectris PLC	180,906	5,736,507
Venture Corp. Ltd.	503,000	2,907,577
		44,822,283
Internet Software & Services - 0.2%
Moneysupermarket.com Group PLC	620,087	1,959,693
Tencent Holdings Ltd.	216,600	8,525,562
Yahoo! Japan Corp.	28,730	13,016,392
		23,501,647
IT Services - 0.5%
Amadeus IT Holding SA Class A	820,430	25,064,648
Cognizant Technology Solutions Corp. Class A (a)	83,070	5,370,476
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Computershare Ltd.	561,595	$ 5,965,090
HCL Technologies Ltd.	161,824	2,124,846
Nomura Research Institute Ltd.	748,900	21,642,174
Obic Co. Ltd.	29,700	7,226,958
Sonda SA	340,897	1,092,558
Tata Consultancy Services Ltd.	241,823	6,392,590
		74,879,340
Office Electronics - 0.2%
Canon, Inc.	685,900	23,436,180
Neopost SA	137,504	9,241,654
		32,677,834
Semiconductors & Semiconductor Equipment - 0.4%
ARM Holdings PLC	107,103	1,568,643
ASM International NV (Netherlands)	83,414	2,990,150
Infineon Technologies AG	778,330	6,626,205
Nanoco Group PLC (a)	158,349	360,292
Samsung Electronics Co. Ltd.	7,317	9,845,044
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,828,583	34,121,359
Tokyo Electron Ltd.	224,000	11,018,117
		66,529,810
Software - 0.2%
Dassault Systemes SA	67,428	8,501,036
Linx SA	49,700	864,146
Nexon Co. Ltd.	208,300	2,206,715
Nintendo Co. Ltd.	42,400	4,187,262
SAP AG	157,339	11,774,934
SimCorp A/S	5,414	1,665,977
		29,200,070
TOTAL INFORMATION TECHNOLOGY		320,015,807
MATERIALS - 1.8%
Chemicals - 1.2%
Akzo Nobel NV	925,851	59,308,329
Arkema SA	42,016	4,349,164
AZ Electronic Materials SA	234,388	1,139,969
Chugoku Marine Paints Ltd.	407,000	1,836,666
DuluxGroup Ltd.	327,670	1,431,922
Elementis PLC	435,970	1,557,995
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Givaudan SA	25,649	$ 33,233,057
HEXPOL AB (B Shares)	32,922	2,042,915
Linde AG	230,682	44,389,673
Nitto Denko Corp.	47,500	2,819,969
Shin-Etsu Chemical Co., Ltd.	304,600	19,083,544
Symrise AG	330,599	13,541,871
Syngenta AG (Switzerland)	14,148	5,519,094
		190,254,168
Containers & Packaging - 0.1%
Rexam PLC	1,714,951	13,810,192
Smurfit Kappa Group PLC	511,629	8,558,419
		22,368,611
Metals & Mining - 0.5%
Antofagasta PLC	116,314	1,670,958
First Quantum Minerals Ltd.	175,571	3,143,089
Glencore Xstrata PLC	2,801,285	13,752,016
Iluka Resources Ltd.	1,246,726	13,129,213
Newcrest Mining Ltd.	198,483	2,711,662
Rio Tinto PLC	946,919	40,443,638
		74,850,576
TOTAL MATERIALS		287,473,355
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.4%
Bezeq Israeli Telecommunication Corp. Ltd.	1,385,730	1,784,984
BT Group PLC	1,517,623	6,906,030
China Unicom Ltd.	7,036,000	9,559,337
Deutsche Telekom AG	424,105	4,871,775
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,702,000	2,545,324
Koninklijke KPN NV	333,595	646,049
PT Telkomunikasi Indonesia Tbk Series B	5,694,500	6,393,988
TDC A/S	1,884,421	14,817,007
Telenor ASA	456,093	9,621,346
Telstra Corp. Ltd.	2,331,675	10,542,950
		67,688,790
Wireless Telecommunication Services - 1.1%
Advanced Info Service PCL (For. Reg.)	352,700	3,021,023
Empresa Nacional de Telecomunicaciones SA (ENTEL)	122,520	2,224,969
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
KDDI Corp.	1,963,000	$ 88,558,736
NTT DoCoMo, Inc.	7,301	10,666,890
SK Telecom Co. Ltd.	6,187	1,140,703
SmarTone Telecommunications Holdings Ltd.	1,313,500	2,287,065
StarHub Ltd.	540,000	1,711,405
Tele2 AB (B Shares)	419,065	5,251,481
TIM Participacoes SA sponsored ADR	291,654	5,588,091
Vodafone Group PLC	17,246,803	49,983,195
		170,433,558
TOTAL TELECOMMUNICATION SERVICES		238,122,348
UTILITIES - 0.4%
Electric Utilities - 0.1%
Energias de Portugal SA	780,536	2,514,950
Energias do Brasil SA	1,511,800	8,731,425
		11,246,375
Gas Utilities - 0.2%
China Resources Gas Group Ltd.	1,448,000	3,776,624
Snam Rete Gas SpA	3,548,159	16,888,117
Tokyo Gas Co. Ltd.	2,046,000	11,001,140
		31,665,881
Multi-Utilities - 0.1%
GDF Suez	438,215	8,970,727
Suez Environnement SA	395,525	5,106,393
		14,077,120
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	25,200	315,441
TOTAL UTILITIES		57,304,817
TOTAL COMMON STOCKS (Cost $3,566,222,068)		3,988,826,158
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	234,159	$ 22,704,373
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Class C	177,664,977	269,944
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	16,766,617	10,365,989
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $33,502,295)		33,340,306
Equity Funds - 67.1%

Europe Stock Funds - 0.0%
Henderson European Focus Fund Class A	38	1,033
Foreign Large Blend Funds - 49.5%
American EuroPacific Growth Fund Class F-1	4,247,985	183,258,052
Artisan International Value Fund Investor Class	20,228,992	673,827,717
Fidelity Diversified International Fund (c)	21,570,826	693,502,068
Fidelity International Discovery Fund (c)	27,226,927	974,996,250
GE Institutional International Equity Fund Service Class	7,005,500	81,614,077
Harbor International Fund Retirement Class	23,114,266	1,498,497,890
Henderson International Opportunities Fund Class A	16,865,613	387,571,788
Litman Gregory Masters International Fund	18,776,994	306,252,772
Manning & Napier Fund, Inc. World Opportunities Series Class A	134,634,296	1,116,118,314
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	61,520,212	933,261,615
Neuberger Berman International Equity Fund Trust Class	373	7,613
Oakmark International Fund Class I	34,601,909	823,525,437
TOTAL FOREIGN LARGE BLEND FUNDS		7,672,433,593
Foreign Large Growth Funds - 7.3%
AIM International Growth Fund Class A	3,799,522	114,555,591
Fidelity International Capital Appreciation Fund (c)	4,811,292	71,399,579
Scout International Fund	12,969,585	450,174,309
Equity Funds - continued
	Shares	Value
Foreign Large Growth Funds - continued
T. Rowe Price International Stock Fund Advisor Class	2,506,550	$ 37,297,465
Thornburg International Value Fund Class A	15,601,036	450,869,938
TOTAL FOREIGN LARGE GROWTH FUNDS		1,124,296,882
Foreign Large Value Funds - 1.2%
Pear Tree Polaris Foreign Value Fund - Ordinary Class	11,413,644	187,526,178
Foreign Small Mid Growth Funds - 0.6%
Franklin International Small Cap Growth Fund Class A	55	1,028
MFS International New Discovery Fund A Shares	57	1,464
Westcore International Small-Cap Fund	4,663,996	84,838,094
TOTAL FOREIGN SMALL MID GROWTH FUNDS		84,840,586
Foreign Small Mid Value Funds - 1.0%
Third Avenue International Value Fund	8,616,258	159,400,775
Large Growth Funds - 0.7%
Fidelity Canada Fund (c)	2,025,570	109,360,539
Sector Funds - 1.3%
ING International Real Estate Fund Class A	15,628,590	143,001,596
RS Global Natural Resources Fund Class A	66	2,495
SPDR DJ Wilshire International Real Estate ETF	1,525,300	62,720,336
TOTAL SECTOR FUNDS		205,724,427
Other - 5.5%
Fidelity Japan Fund (c)	16,564,408	183,036,710
Fidelity Japan Smaller Companies Fund (c)	6,466,152	77,464,502
iShares MSCI Australia Index ETF	3,967,180	96,838,864
iShares MSCI Japan Index ETF	36,639,300	397,170,012
Lazard Emerging Markets Equity Portfolio Open Shares	56	1,091
Matthews Pacific Tiger Fund Class I	15,471	395,427
SPDR Russell/Nomura Small Cap Japan ETF	160,400	7,476,244
SSgA Emerging Markets Fund	50	983
Equity Funds - continued
	Shares	Value
Other - continued
Wintergreen Fund	2,450,727	$ 41,074,183
WisdomTree Japan Hedged Equity ETF	1,197,070	55,400,400
TOTAL OTHER		858,858,416
TOTAL EQUITY FUNDS (Cost $8,694,163,654)		10,402,442,429
Money Market Funds - 6.7%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $1,042,829,184)	1,042,829,184	1,042,829,184
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $13,336,717,201)		15,467,438,077
NET OTHER ASSETS (LIABILITIES) - 0.2%		31,687,246
NET ASSETS - 100%		$ 15,499,125,323
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
265 CME NIKKEI 225 Index Contracts (Japan)	June 2013	$ 17,747,125	$ (2,284,859)
5,315 CME NIKKEI 225 Index Contracts (Japan)	June 2013	357,832,375	44,917,952
5,543 NYSE E-mini MSCI EAFE Index Contracts	June 2013	468,161,780	(3,172,955)
TOTAL EQUITY INDEX CONTRACTS		$ 843,741,280	$ 39,460,138

The face value of futures purchased as a percentage of net assets is 5.4%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,870,938 or 0.0% of net assets.

Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 110,723,211	$ -	$ 1,701,175	$ -	$ 109,360,539
Fidelity Diversified International Fund	610,430,947	50,958,290	-	-	693,502,068
Fidelity International Capital Appreciation Fund	70,415,006	-	850,588	-	71,399,579
Fidelity International Discovery Fund	796,760,548	135,478,647	-	-	974,996,250
Fidelity Japan Fund	172,766,777	-	-	-	183,036,710
Fidelity Japan Smaller Companies Fund	63,562,275	-	-	-	77,464,502
Total	$ 1,824,658,764	$ 186,436,937	$ 2,551,763	$ -	$ 2,109,759,648
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 444,163,376	$ 228,624,614	$ 215,538,762	$ -
Consumer Staples	488,127,278	218,392,445	269,734,833	-
Energy	315,511,155	127,880,344	187,630,811	-
Financials	908,114,415	400,875,712	507,238,703	-
Health Care	401,402,096	183,603,482	217,798,614	-
Industrials	551,565,828	323,021,275	228,544,553	-
Information Technology	320,015,807	116,069,484	203,811,414	134,909
Materials	287,473,355	200,497,647	86,975,708	-
Telecommunication Services	248,488,337	44,805,702	203,682,635	-
Utilities	57,304,817	42,527,053	14,777,764	-
Equity Funds	10,402,442,429	10,402,442,429	-	-
Money Market Funds	1,042,829,184	1,042,829,184	-	-
Total Investments in Securities:	$ 15,467,438,077	$ 13,331,569,371	$ 2,135,733,797	$ 134,909
Derivative Instruments:
Assets
Futures Contracts	$ 44,917,952	$ 44,917,952	$ -	$ -
Liabilities
Futures Contracts	$ (5,457,814)	$ (5,457,814)	$ -	$ -
Total Derivative Instruments:	$ 39,460,138	$ 39,460,138	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 810,219,804
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $13,377,058,043. Net unrealized appreciation aggregated $2,090,380,034, of which $2,308,324,049 related to appreciated investment securities and $217,944,015 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® U.S. Opportunity
Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2013

1.912878.102

SUO-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 15.2%
American Century Equity Growth Fund	227,963	$ 6,428,568
Fidelity Advisor Diversified Stock Fund Institutional Class (c)	9,477,322	192,958,274
Fidelity Advisor Mega Cap Stock Fund Institutional Class (c)	11,034,801	151,949,212
Fidelity Growth & Income Portfolio (c)	2,713,304	67,235,662
Fidelity Large Cap Core Enhanced Index Fund (c)	7,284,483	79,983,620
Fidelity Mega Cap Stock Fund (c)	578,045	7,982,795
iShares S&P 100 Index ETF	420,800	31,008,752
Oakmark Fund Class I	427,873	24,277,491
Oakmark Select Fund Class I	141,924	5,035,450
The Yacktman Fund Service Class	1,704,291	37,937,513
Vanguard Dividend Appreciation ETF	1,800	121,608
Yacktman Focused Fund Service Class	3,076,571	73,406,981
TOTAL LARGE BLEND FUNDS		678,325,926
Large Growth Funds - 3.7%
Fidelity OTC Portfolio (c)	2,352,226	166,114,222
Large Value Funds - 3.4%
American Century Equity Income Fund Investor Class	36,666	319,725
American Century Income & Growth Fund Investor Class	530,442	16,931,714
BlackRock Equity Dividend Fund Investor A Class	723,686	15,935,568
Fidelity Advisor Equity Income Fund Institutional Class (c)	2,460,676	74,509,267
JPMorgan Value Advantage Fund Select Class	1,030,437	25,493,024
SPDR Dow Jones Industrial Average ETF	127,451	19,260,395
TOTAL LARGE VALUE FUNDS		152,449,693
Mid-Cap Value Funds - 0.5%
JPMorgan Mid Capital Value Fund Select Class	639,423	20,538,271
Sector Funds - 75.1%
Allianz RCM Technology Class D	408,809	20,424,086
Consumer Discretionary Select Sector SPDR ETF	2,859,600	160,480,752
Consumer Staples Select Sector SPDR ETF	1,887,200	75,563,488
Davis Financial Fund Class A	469,275	16,598,246
Fidelity Advisor Consumer Staples Fund Institutional Class (c)	3,171,363	279,079,908
Fidelity Advisor Real Estate Fund Institutional Class (c)	3,320,829	70,966,125
Fidelity Advisor Technology Fund Institutional Class (a)(c)	2,140,654	64,326,641
Fidelity Air Transportation Portfolio (c)	318,152	15,169,464
Fidelity Banking Portfolio (c)	2,777,697	62,331,519
Fidelity Biotechnology Portfolio (c)	199,913	29,249,227
Fidelity Brokerage & Investment Management Portfolio (c)	1,228,258	77,036,365
Fidelity Chemicals Portfolio (c)	697,899	89,365,990
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Communications Equipment Portfolio (c)	1,325,278	$ 33,701,815
Fidelity Computers Portfolio (c)	953,220	62,731,424
Fidelity Construction & Housing Portfolio (c)	623,952	35,115,998
Fidelity Consumer Discretionary Portfolio (c)	2,780,566	83,528,212
Fidelity Consumer Finance Portfolio (c)	2,884,342	45,659,130
Fidelity Defense & Aerospace Portfolio (c)	170,686	17,271,677
Fidelity Electronics Portfolio (c)	417,318	22,593,598
Fidelity Energy Portfolio (c)	1,877,262	106,271,779
Fidelity Energy Service Portfolio (a)(c)	1,039,953	79,005,221
Fidelity Environmental & Alternative Energy Portfolio (c)	7,132	139,293
Fidelity Financial Services Portfolio (c)	1,483,692	106,588,461
Fidelity Health Care Portfolio (c)	962,805	155,098,302
Fidelity Industrial Equipment Portfolio (c)	192,663	7,912,690
Fidelity Industrials Portfolio (c)	7,215,053	208,298,569
Fidelity Insurance Portfolio (c)	1,323,430	81,165,989
Fidelity IT Services Portfolio (c)	3,558,688	106,226,843
Fidelity Multimedia Portfolio (c)	1,260,178	85,830,752
Fidelity Pharmaceuticals Portfolio (c)	6,770,041	118,611,126
Fidelity Real Estate Investment Portfolio (c)	399,266	13,818,599
Fidelity Retailing Portfolio (c)	659,884	48,296,907
Fidelity Software & Computer Services Portfolio (c)	1,698,265	162,931,584
Fidelity Telecom and Utilities Fund (c)	4,918,171	98,609,321
Fidelity Telecommunications Portfolio (c)	1,197,828	66,239,889
Fidelity Transportation Portfolio (c)	547,301	34,036,629
Fidelity Utilities Portfolio (c)	953,698	59,415,397
Financial Select Sector SPDR ETF	12,000,000	238,080,000
First Trust Consumer Discretionary AlphaDEX ETF	444,000	12,178,920
First Trust Consumer Staples AlphaDEX ETF	439,700	13,586,730
Health Care Select Sector SPDR ETF	771,300	37,130,382
iShares Dow Jones U.S. Consumer Services Sector Index ETF	22,300	2,281,290
iShares Dow Jones U.S. Financial Sector Index ETF	244,500	17,762,925
iShares Dow Jones U.S. Regional Banks Index ETF	365,100	10,401,699
iShares Dow Jones U.S. Technology Sector Index ETF	387,700	29,771,483
SPDR S&P Pharmaceuticals ETF	295,600	20,464,388
SPDR S&P Retail ETF	835,200	64,803,168
T. Rowe Price Real Estate Fund Advisor Class	1,098,448	24,802,967
Technology Select Sector SPDR ETF	2,375,730	75,215,612
TOTAL SECTOR FUNDS		3,346,170,580
Equity Funds - continued
	Shares	Value
Small Growth Funds - 0.4%
Brown Capital Management Small Company Fund - Investor Shares	271,895	$ 15,715,557
Small Value Funds - 1.7%
Fidelity Small Cap Value Fund (c)	260,987	4,971,803
Northern Small Cap Value Fund	1,320,776	25,028,710
Royce Opportunity Fund Service Class	3,249,280	44,450,157
TOTAL SMALL VALUE FUNDS		74,450,670
TOTAL EQUITY FUNDS (Cost $3,704,406,205)		4,453,764,919
Money Market Funds - 0.0%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $1,743,268)	1,743,268	1,743,268
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,706,149,473)		4,455,508,187
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,877,716)
NET ASSETS - 100%		$ 4,453,630,471
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Consumer Staples Fund Institutional Class	$ 247,806,903	$ 52,863,886	$ 28,000,000	$ 698,371	$ 279,079,908
Fidelity Advisor Diversified Stock Fund Institutional Class	177,415,466	-	-	-	192,958,274
Fidelity Advisor Equity Income Fund Institutional Class	69,180,431	267,210	-	267,210	74,509,267
Fidelity Advisor Materials Fund Institutional Class	85,317,365	6,686	86,781,349	2,886	-
Fidelity Advisor Mega Cap Stock Fund Institutional Class	138,376,406	-	-	-	151,949,212
Fidelity Advisor Real Estate Fund Institutional Class	16,626,417	53,855,205	-	21,582	70,966,125
Fidelity Advisor Technology Fund Institutional Class	60,751,750	-	-	-	64,326,641
Fidelity Air Transportation Portfolio	688,977	14,247,471	-	7,883	15,169,464
Fidelity Banking Portfolio	57,062,237	105,363	-	105,363	62,331,519
Fidelity Biotechnology Portfolio	53,675,069	23,650,146	62,500,000	-	29,249,227
Fidelity Brokerage & Investment Management Portfolio	57,995,996	22,290,071	9,500,000	-	77,036,365
Fidelity Chemicals Portfolio	92,150,793	54,371,754	59,088,306	140,687	89,365,990
Fidelity Communications Equipment Portfolio	51,726,312	-	19,575,000	-	33,701,815
Fidelity Computers Portfolio	65,774,294	9,758,808	13,600,000	38,678	62,731,424
Fidelity Construction & Housing Portfolio	37,630,675	214,164	5,400,000	6,512	35,115,998
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Consumer Discretionary Portfolio	$ 67,965,210	$ 9,176,139	$ -	$ 12,402	$ 83,528,212
Fidelity Consumer Finance Portfolio	47,473,288	2,894,655	6,300,000	24,212	45,659,130
Fidelity Defense & Aerospace Portfolio	32,420,861	285,931	18,000,000	56,550	17,271,677
Fidelity Electronics Portfolio	51,042,178	2,001,562	32,400,000	1,562	22,593,598
Fidelity Energy Portfolio	155,896,593	228,263	54,010,174	151,287	106,271,779
Fidelity Energy Service Portfolio	97,800,716	-	20,500,000	-	79,005,221
Fidelity Environmental & Alternative Energy Portfolio	5,457,412	9,035	5,600,000	9,035	139,293
Fidelity Financial Services Portfolio	76,834,908	22,182,038	-	82,038	106,588,461
Fidelity Growth & Income Portfolio	61,189,595	245,948	-	245,948	67,235,662
Fidelity Health Care Portfolio	74,682,223	67,638,026	-	31,683	155,098,302
Fidelity Industrial Equipment Portfolio	43,366,419	53,901	35,985,988	52,914	7,912,690
Fidelity Industrials Portfolio	189,353,768	25,014,335	11,470,002	319,564	208,298,569
Fidelity Insurance Portfolio	64,673,856	10,764,138	-	203,057	81,165,989
Fidelity IT Services Portfolio	97,544,039	439,356	-	-	106,226,843
Fidelity Large Cap Core Enhanced Index Fund	73,592,186	4,319,242	-	281,989	79,983,620
Fidelity Medical Delivery Portfolio	1,529,816	-	1,555,866	-	-
Fidelity Medical Equipment & Systems Portfolio	72,173,262	683,799	75,767,832	-	-
Fidelity Mega Cap Stock Fund	7,266,020	-	-	-	7,982,795
Fidelity Multimedia Portfolio	51,059,362	29,000,000	-	-	85,830,752
Fidelity Natural Resources Portfolio	4,396,900	-	4,459,626	-	-
Fidelity OTC Portfolio	25,301,630	135,187,430	-	-	166,114,222
Fidelity Pharmaceuticals Portfolio	101,143,182	8,793,363	-	376,230	118,611,126
Fidelity Real Estate Investment Portfolio	-	14,425,000	-	-	13,818,599
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Retailing Portfolio	$ 62,618,430	$ 37,659	$ 19,200,909	$ 22,050	$ 48,296,907
Fidelity Small Cap Value Fund	-	14,900,000	10,000,000	-	4,971,803
Fidelity Software & Computer Services Portfolio	117,187,897	35,000,000	-	-	162,931,584
Fidelity Telecom and Utilities Fund	116,623,330	600,841	23,400,000	600,841	98,609,321
Fidelity Telecommunications Portfolio	19,507,256	56,696,205	11,700,000	146,205	66,239,889
Fidelity Transportation Portfolio	1,319,195	31,486,438	-	38,517	34,036,629
Fidelity Utilities Portfolio	-	70,740,186	8,198,492	-	59,415,397
Total	$ 2,931,598,623	$ 774,434,254	$ 622,993,544	$ 3,945,256	$ 3,272,329,299
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $3,707,255,721. Net unrealized appreciation aggregated $748,252,466, of which $755,780,204 related to appreciated investment securities and $7,527,738 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
U.S. Opportunity II Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2013

1.912854.102

SUI-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 16.7%
Fidelity Advisor Diversified Stock Fund Institutional Class	2,176,080	$ 44,304,998
Fidelity Advisor Mega Cap Stock Fund Institutional Class	3,479,254	47,909,329
Fidelity Growth & Income Portfolio	360,635	8,936,533
Fidelity Large Cap Core Enhanced Index Fund	2,053,140	22,543,474
TOTAL LARGE BLEND FUNDS		123,694,334
Large Growth Funds - 6.7%
Fidelity New Millennium Fund	108,180	3,814,413
Fidelity OTC Portfolio	649,547	45,871,033
TOTAL LARGE GROWTH FUNDS		49,685,446
Large Value Funds - 2.8%
Fidelity Advisor Equity Income Fund Institutional Class	388,016	11,749,114
Fidelity Large Cap Value Enhanced Index Fund	993,311	9,347,055
TOTAL LARGE VALUE FUNDS		21,096,169
Sector Funds - 73.8%
Fidelity Advisor Consumer Staples Fund Institutional Class	673,902	59,303,380
Fidelity Advisor Real Estate Fund Institutional Class	1,176,569	25,143,270
Fidelity Advisor Technology Fund Institutional Class (a)	373,543	11,224,974
Fidelity Air Transportation Portfolio	54,246	2,586,459
Fidelity Banking Portfolio	899,901	20,193,775
Fidelity Biotechnology Portfolio	31,223	4,568,187
Fidelity Brokerage & Investment Management Portfolio	352,840	22,130,134
Fidelity Chemicals Portfolio	79,558	10,187,407
Fidelity Communications Equipment Portfolio	293,918	7,474,343
Fidelity Construction & Housing Portfolio	96,269	5,418,034
Fidelity Consumer Discretionary Portfolio	1,496,094	44,942,651
Fidelity Consumer Finance Portfolio	216,864	3,432,959
Fidelity Defense & Aerospace Portfolio	50,117	5,071,369
Fidelity Energy Portfolio	174,549	9,881,237
Fidelity Energy Service Portfolio (a)	227,093	17,252,252
Fidelity Financial Services Portfolio	305,064	21,915,799
Fidelity Health Care Portfolio	262,448	42,277,788
Fidelity Industrials Portfolio	1,322,331	38,175,684
Fidelity Insurance Portfolio	426,666	26,167,428
Fidelity IT Services Portfolio	487,723	14,558,521
Fidelity Leisure Portfolio	20,579	2,359,544
Fidelity Medical Equipment & Systems Portfolio	20,528	665,514
Fidelity Multimedia Portfolio	206,069	14,035,379
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Natural Gas Portfolio	86,655	$ 2,934,148
Fidelity Pharmaceuticals Portfolio	1,232,928	21,600,899
Fidelity Real Estate Investment Portfolio	38,749	1,341,091
Fidelity Retailing Portfolio	176,931	12,949,601
Fidelity Software & Computer Services Portfolio	512,194	49,139,920
Fidelity Telecom and Utilities Fund	505,498	10,135,231
Fidelity Telecommunications Portfolio	307,625	17,011,686
Fidelity Transportation Portfolio	127,651	7,938,590
Fidelity Utilities Portfolio	240,333	14,972,765
Fidelity Wireless Portfolio	37,056	331,655
TOTAL SECTOR FUNDS		547,321,674
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $612,557,779)		741,797,623
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,537)
NET ASSETS - 100%		$ 741,787,086
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $612,815,416. Net unrealized appreciation aggregated $128,982,207, of which $130,474,904 related to appreciated investment securities and $1,492,697 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International II
Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2013

1.912844.102

SIL-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 32.6%
	Shares	Value
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.2%
Aisin Seiki Co. Ltd.	6,800	$ 245,824
Bridgestone Corp.	40,600	1,317,871
Sumitomo Rubber Industries Ltd.	18,400	288,084
		1,851,779
Automobiles - 1.2%
Bayerische Motoren Werke AG (BMW)	3,621	346,814
Daimler AG (Germany)	7,525	483,260
Fuji Heavy Industries Ltd.	42,000	945,992
Honda Motor Co. Ltd.	55,600	2,064,137
Nissan Motor Co. Ltd.	97,000	1,047,497
Renault SA	15,600	1,211,700
Suzuki Motor Corp.	17,300	420,896
Toyota Motor Corp.	77,000	4,493,669
		11,013,965
Hotels, Restaurants & Leisure - 0.4%
Galaxy Entertainment Group Ltd. (a)	188,000	975,926
InterContinental Hotel Group PLC	14,100	405,887
Sands China Ltd.	262,800	1,386,544
Tatts Group Ltd.	112,302	343,475
Whitbread PLC	12,439	544,882
William Hill PLC	45,865	308,506
		3,965,220
Internet & Catalog Retail - 0.1%
Rakuten, Inc.	79,100	881,278
Leisure Equipment & Products - 0.1%
Sankyo Co. Ltd. (Gunma)	6,400	280,897
Sega Sammy Holdings, Inc.	32,700	776,916
		1,057,813
Media - 0.4%
ITV PLC	315,000	627,459
Reed Elsevier NV	63,634	1,048,741
RTL Group	4,600	358,582
West Australian Newspapers Holdings Ltd.	153,800	321,539
WPP PLC	94,809	1,614,034
		3,970,355
Multiline Retail - 0.3%
Don Quijote Co. Ltd.	6,900	310,958
Lifestyle International Holdings Ltd.	214,000	474,469
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Next PLC	4,500	$ 315,815
PPR SA	7,640	1,670,241
		2,771,483
Specialty Retail - 0.4%
H&M Hennes & Mauritz AB (B Shares)	53,125	1,828,757
Kingfisher PLC	206,400	1,083,816
Nitori Holdings Co. Ltd.	5,000	393,449
Yamada Denki Co. Ltd.	2,480	93,547
		3,399,569
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	7,700	841,579
Christian Dior SA	4,100	754,849
Compagnie Financiere Richemont SA Series A	4,856	435,961
LVMH Moet Hennessy - Louis Vuitton SA	8,969	1,592,992
Swatch Group AG (Bearer)	2,270	1,310,369
		4,935,750
TOTAL CONSUMER DISCRETIONARY		33,847,212
CONSUMER STAPLES - 3.9%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	30,108	2,772,506
Pernod Ricard SA	5,800	698,748
SABMiller PLC	45,300	2,292,000
		5,763,254
Food & Staples Retailing - 0.7%
Carrefour SA	32,935	976,648
Koninklijke Ahold NV	40,657	661,870
Metcash Ltd.	109,656	403,956
Seven & i Holdings Co., Ltd.	44,000	1,494,550
Tesco PLC	130,600	725,176
Woolworths Ltd.	66,250	2,083,048
		6,345,248
Food Products - 1.2%
Ajinomoto Co., Inc.	37,000	509,407
Dairy Crest Group PLC	36,558	270,121
Nestle SA	112,305	7,439,604
Orkla ASA (A Shares)	54,000	456,851
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Unilever NV (Certificaten Van Aandelen) (Bearer)	31,400	$ 1,282,811
Unilever PLC	25,300	1,062,735
		11,021,529
Household Products - 0.3%
Henkel AG & Co. KGaA	7,916	649,225
Reckitt Benckiser Group PLC	21,300	1,528,191
Svenska Cellulosa AB (SCA) (B Shares)	38,700	967,011
		3,144,427
Personal Products - 0.1%
Beiersdorf AG	8,408	759,845
Tobacco - 1.0%
British American Tobacco PLC (United Kingdom)	70,521	3,875,040
Imperial Tobacco Group PLC	64,943	2,339,570
Japan Tobacco, Inc.	69,500	2,365,294
Swedish Match Co. AB	12,400	431,347
		9,011,251
TOTAL CONSUMER STAPLES		36,045,554
ENERGY - 2.2%
Energy Equipment & Services - 0.3%
Aker Solutions ASA	32,000	474,658
Seadrill Ltd.	17,900	733,245
Technip SA	8,800	982,850
Transocean Ltd. (Switzerland)	18,200	928,985
		3,119,738
Oil, Gas & Consumable Fuels - 1.9%
BG Group PLC	112,921	2,081,170
BP PLC	300,969	2,151,088
ENI SpA	44,988	1,023,096
INPEX Corp.	128	544,896
JX Holdings, Inc.	79,800	387,688
Repsol YPF SA	55,508	1,271,943
Royal Dutch Shell PLC:
Class A (United Kingdom)	169,153	5,629,563
Class B (United Kingdom)	30,195	1,040,910
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total SA	41,039	$ 2,051,267
Woodside Petroleum Ltd.	46,269	1,577,024
		17,758,645
TOTAL ENERGY		20,878,383
FINANCIALS - 8.5%
Capital Markets - 1.0%
Credit Suisse Group	70,487	2,083,336
Deutsche Bank AG	24,430	1,135,064
Mediobanca SpA	106,277	707,244
Nomura Holdings, Inc.	93,400	708,201
Partners Group Holding AG	1,860	473,437
UBS AG	247,972	4,350,918
		9,458,200
Commercial Banks - 4.3%
Australia & New Zealand Banking Group Ltd.	158,059	4,123,010
Banco Bilbao Vizcaya Argentaria SA	54,200	508,002
Bank of China Ltd. (H Shares)	503,000	236,913
Banque Cantonale Vaudoise (Bearer)	680	354,133
Barclays PLC	730,471	3,499,056
BNP Paribas SA	34,900	2,056,000
BOC Hong Kong (Holdings) Ltd.	183,000	608,305
DBS Group Holdings Ltd.	24,000	324,946
DNB ASA	120,400	1,958,232
HSBC Holdings PLC (United Kingdom)	518,629	5,689,900
Intesa Sanpaolo SpA	173,658	329,314
KBC Groupe SA	32,288	1,287,947
Lloyds Banking Group PLC (a)	1,876,200	1,743,820
Mitsubishi UFJ Financial Group, Inc.	368,700	2,139,757
National Australia Bank Ltd.	15,430	424,491
Nordea Bank AB	126,800	1,573,669
Shinsei Bank Ltd.	492,000	1,148,911
Societe Generale Series A	8,500	340,937
Standard Chartered PLC (United Kingdom)	67,025	1,565,247
Sumitomo Mitsui Financial Group, Inc.	70,300	2,775,428
Sumitomo Mitsui Trust Holdings, Inc.	204,000	835,787
Svenska Handelsbanken AB (A Shares)	8,700	376,328
Swedbank AB (A Shares)	41,800	1,004,712
United Overseas Bank Ltd.	102,860	1,737,312
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.	113,547	$ 3,060,193
Wing Hang Bank Ltd.	40,220	385,215
		40,087,565
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	12,200	325,231
Credit Saison Co. Ltd.	13,900	324,102
		649,333
Diversified Financial Services - 0.3%
ING Groep NV (Certificaten Van Aandelen) (a)	24,200	225,658
Mitsubishi UFJ Lease & Finance Co. Ltd.	74,800	339,091
ORIX Corp.	139,000	1,843,416
		2,408,165
Insurance - 1.6%
AEGON NV	240,600	1,641,567
Ageas	8,300	306,539
AIA Group Ltd.	437,200	1,932,860
Allianz AG	21,881	3,405,670
Aviva PLC	63,600	319,612
AXA SA	18,520	376,236
Legal & General Group PLC	346,228	941,645
MS&AD Insurance Group Holdings, Inc.	38,300	939,402
Prudential PLC	22,395	376,709
QBE Insurance Group Ltd.	25,422	385,219
Sampo Oyj (A Shares)	22,600	924,998
Suncorp-Metway Ltd.	24,041	284,652
Swiss Re Ltd.	9,400	694,494
Tokio Marine Holdings, Inc.	23,600	679,498
Zurich Insurance Group AG	6,188	1,644,956
		14,854,057
Real Estate Investment Trusts - 0.4%
Ascendas Real Estate Investment Trust	37,000	67,684
British Land Co. PLC	52,258	483,551
Goodman Group unit	52,773	257,560
Macquarie CountryWide Trust	56,821	222,732
Mirvac Group unit	307,074	489,463
Nomura Real Estate Office Fund, Inc.	37	209,974
Unibail-Rodamco	2,600	639,542
Westfield Group unit	145,701	1,599,221
		3,969,727
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.8%
AEON Mall Co. Ltd.	16,500	$ 432,054
Cheung Kong Holdings Ltd.	20,000	281,663
Daito Trust Construction Co. Ltd.	5,900	549,115
Global Logistic Properties Ltd.	265,000	586,080
Hongkong Land Holdings Ltd.	70,000	483,942
Hysan Development Co. Ltd.	93,000	412,260
Mitsui Fudosan Co. Ltd.	29,000	800,062
New World Development Co. Ltd.	198,118	314,004
NTT Urban Development Co.	161	184,468
Sun Hung Kai Properties Ltd.	111,000	1,468,864
Swire Properties Ltd.	193,000	602,408
Tokyo Tatemono Co. Ltd.	52,000	389,515
UOL Group Ltd.	85,000	448,168
Wheelock and Co. Ltd.	27,000	150,266
		7,102,869
TOTAL FINANCIALS		78,529,916
HEALTH CARE - 3.3%
Biotechnology - 0.4%
Amarin Corp. PLC ADR (a)	49,800	348,102
CSL Ltd.	42,693	2,429,256
Grifols SA ADR	28,592	779,418
Thrombogenics NV (a)	5,800	242,176
		3,798,952
Health Care Equipment & Supplies - 0.1%
Olympus Corp. (a)	23,100	685,947
Health Care Providers & Services - 0.1%
Fresenius SE & Co. KGaA	6,450	766,912
Life Sciences Tools & Services - 0.0%
Lonza Group AG	3,664	273,770
Pharmaceuticals - 2.7%
Astellas Pharma, Inc.	21,500	1,097,923
AstraZeneca PLC (United Kingdom)	11,883	607,985
Bayer AG	37,260	4,014,254
Daiichi Sankyo Kabushiki Kaisha	14,900	244,629
GlaxoSmithKline PLC	136,072	3,520,618
Hikma Pharmaceuticals PLC	29,060	428,292
Mitsubishi Tanabe Pharma Corp.	24,200	308,228
Novartis AG	9,419	674,702
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novo Nordisk A/S Series B	19,993	$ 3,240,421
Roche Holding AG (participation certificate)	12,407	3,102,237
Rohto Pharmaceutical Co. Ltd.	25,000	362,901
Sanofi SA	59,862	6,382,980
Shionogi & Co. Ltd.	15,800	295,388
UCB SA	12,500	687,162
		24,967,720
TOTAL HEALTH CARE		30,493,301
INDUSTRIALS - 3.9%
Aerospace & Defense - 0.5%
Finmeccanica SpA (a)	154,300	861,569
Meggitt PLC	55,700	450,658
Rolls-Royce Group PLC	65,400	1,197,394
Safran SA	31,390	1,676,641
		4,186,262
Airlines - 0.1%
Cathay Pacific Airways Ltd.	143,000	265,300
Japan Airlines Co. Ltd.	4,800	246,037
		511,337
Building Products - 0.4%
Asahi Glass Co. Ltd.	138,000	982,189
ASSA ABLOY AB (B Shares)	25,400	1,028,908
Compagnie de St. Gobain	22,859	996,506
Daikin Industries Ltd.	5,300	229,803
LIXIL Group Corp.	35,300	841,477
		4,078,883
Commercial Services & Supplies - 0.1%
Aggreko PLC	10,100	274,232
Serco Group PLC	48,461	450,626
		724,858
Construction & Engineering - 0.1%
VINCI SA	24,570	1,267,654
Electrical Equipment - 0.6%
Alstom SA	21,848	827,061
Legrand SA	17,100	845,578
Mitsubishi Electric Corp.	117,000	1,100,485
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Schneider Electric SA	23,502	$ 1,873,736
Sumitomo Electric Industries Ltd.	55,200	660,309
		5,307,169
Industrial Conglomerates - 0.2%
Koninklijke Philips Electronics NV	47,100	1,333,685
SembCorp Industries Ltd.	63,000	241,321
Siemens AG	5,036	530,857
		2,105,863
Machinery - 0.9%
Andritz AG	4,000	218,358
Atlas Copco AB (A Shares)	15,300	408,410
GEA Group AG	30,080	1,099,784
IMI PLC	39,200	770,117
JTEKT Corp.	37,300	402,341
Komatsu Ltd.	10,300	257,929
Kubota Corp.	25,000	362,101
Makita Corp.	9,600	512,572
NSK Ltd.	88,000	812,203
Sandvik AB	64,600	913,891
Schindler Holding AG (participation certificate)	4,328	632,737
SKF AB (B Shares)	12,500	305,737
SMC Corp.	4,600	872,357
Sumitomo Heavy Industries Ltd.	94,000	391,501
Volvo AB (B Shares)	46,600	688,796
		8,648,834
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	116	834,032
Orient Overseas International Ltd.	63,500	397,978
		1,232,010
Professional Services - 0.3%
Adecco SA (Reg.)	7,260	408,458
Capita Group PLC	26,300	384,417
Experian PLC	43,100	800,241
Randstad Holding NV	29,800	1,278,174
		2,871,290
Road & Rail - 0.2%
ComfortDelgro Corp. Ltd.	223,000	335,190
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
East Japan Railway Co.	17,600	$ 1,303,289
West Japan Railway Co.	10,800	449,166
		2,087,645
Trading Companies & Distributors - 0.3%
Brenntag AG	4,100	626,155
Bunzl PLC	17,100	333,606
Itochu Corp.	47,500	588,648
Mitsubishi Corp.	27,700	478,720
Noble Group Ltd.	475,000	388,013
Wolseley PLC	14,560	747,297
		3,162,439
Transportation Infrastructure - 0.1%
Transurban Group unit	70,474	464,859
TOTAL INDUSTRIALS		36,649,103
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.0%
Alcatel-Lucent SA (a)	122,930	209,359
Computers & Peripherals - 0.1%
Toshiba Corp.	158,000	743,348
Electronic Equipment & Components - 0.4%
Hitachi High-Technologies Corp.	11,200	257,611
Hitachi Ltd.	232,000	1,561,552
Kyocera Corp.	3,400	331,509
Murata Manufacturing Co. Ltd.	10,400	785,990
Omron Corp.	8,400	248,648
Taiyo Yuden Co. Ltd.	14,000	209,069
		3,394,379
Internet Software & Services - 0.1%
DeNA Co. Ltd.	16,600	350,028
Yahoo! Japan Corp.	1,437	651,046
		1,001,074
IT Services - 0.1%
Amadeus IT Holding SA Class A	27,700	846,252
Atos Origin SA	5,188	380,109
		1,226,361
Office Electronics - 0.0%
Ricoh Co. Ltd.	28,000	325,078
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV (Netherlands)	12,911	$ 1,068,542
Epistar Corp.	73,000	142,061
Infineon Technologies AG	38,600	328,616
Samsung Electronics Co. Ltd.	158	212,589
Shinko Electric Industries Co. Ltd.	41,400	457,882
Tokyo Electron Ltd.	6,400	314,803
		2,524,493
Software - 0.3%
Sage Group PLC	81,700	453,217
SAP AG	32,897	2,461,945
		2,915,162
TOTAL INFORMATION TECHNOLOGY		12,339,254
MATERIALS - 2.9%
Chemicals - 1.6%
Air Liquide SA	3,670	473,908
Arkema SA	10,000	1,035,121
Asahi Kasei Corp.	72,000	484,233
BASF AG	14,957	1,462,498
Incitec Pivot Ltd.	223,562	616,930
Johnson Matthey PLC	25,539	993,769
JSR Corp.	14,800	286,609
Lanxess AG	17,933	1,341,866
Linde AG	9,026	1,736,855
Mitsubishi Chemical Holdings Corp.	56,500	267,383
Mitsubishi Gas Chemical Co., Inc.	47,000	333,267
Nippon Shokubai Co. Ltd.	23,000	223,131
Nitto Denko Corp.	16,300	967,694
Royal DSM NV	10,300	677,671
Shin-Etsu Chemical Co., Ltd.	17,100	1,071,335
Syngenta AG (Switzerland)	2,482	968,221
Toray Industries, Inc.	72,000	492,523
Umicore SA	20,137	967,880
		14,400,894
Construction Materials - 0.2%
Boral Ltd.	77,507	334,835
HeidelbergCement Finance AG	15,370	1,168,464
James Hardie Industries PLC CDI	36,839	347,446
		1,850,745
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.1%
African Minerals Ltd. (a)	124,000	$ 480,434
ArcelorMittal SA (Netherlands)	10,900	137,746
BHP Billiton Ltd.	48,560	1,585,322
BHP Billiton PLC	114,473	3,291,691
Fortescue Metals Group Ltd.	165,441	516,241
Glencore Xstrata PLC	125,800	617,575
Iluka Resources Ltd.	40,541	426,935
JFE Holdings, Inc.	39,200	805,598
Newcrest Mining Ltd.	16,864	230,395
Nippon Steel & Sumitomo Metal Corp.	128,000	320,886
Randgold Resources Ltd.	5,400	424,860
Rio Tinto Ltd.	13,094	678,317
Rio Tinto PLC	10,000	427,108
Thyssenkrupp AG (a)	22,200	445,946
		10,389,054
Paper & Forest Products - 0.0%
China Forestry Holdings Co. Ltd. (a)	860,000	1
TOTAL MATERIALS		26,640,694
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
BT Group PLC	466,800	2,124,200
Iliad SA	3,194	670,036
Nippon Telegraph & Telephone Corp.	6,500	320,580
Singapore Telecommunications Ltd.	675,000	1,996,627
Swisscom AG	2,590	1,108,317
TDC A/S	198,000	1,556,853
Telecom Italia SpA	336,200	260,253
Telefonica SA	33,258	457,596
Telenor ASA	48,700	1,027,333
Vivendi SA	110,352	2,175,833
		11,697,628
Wireless Telecommunication Services - 0.6%
KDDI Corp.	14,800	667,687
Softbank Corp.	58,400	2,919,135
Vodafone Group PLC	665,591	1,928,958
		5,515,780
TOTAL TELECOMMUNICATION SERVICES		17,213,408
Common Stocks - continued
	Shares	Value
UTILITIES - 1.1%
Electric Utilities - 0.7%
CLP Holdings Ltd.	35,500	$ 299,150
Enel SpA	497,632	1,887,354
Energias de Portugal SA	109,514	352,863
Fortum Corp.	10,500	197,887
Kansai Electric Power Co., Inc.	140,100	1,649,298
Scottish & Southern Energy PLC	67,100	1,584,330
SP AusNet unit	178,738	205,701
Spark Infrastructure Group unit	249,378	415,931
Tokyo Electric Power Co. (a)	13,900	83,249
		6,675,763
Gas Utilities - 0.1%
Enagas SA	30,748	771,719
Multi-Utilities - 0.3%
Centrica PLC	409,200	2,362,606
E.ON AG	16,125	273,718
		2,636,324
TOTAL UTILITIES		10,083,806
TOTAL COMMON STOCKS (Cost $282,807,425)		302,720,631
Nonconvertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG	14,225	3,123,707
Media - 0.0%
ProSiebenSat.1 Media AG	3,800	152,617
TOTAL CONSUMER DISCRETIONARY		3,276,324
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Class C	7,782,600	11,825
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,695,943)		3,288,149
Equity Funds - 64.0%
	Shares	Value
Foreign Large Blend Funds - 41.3%
Fidelity Advisor Overseas Fund Institutional Class (c)	4,914,323	$ 94,453,288
Fidelity Diversified International Fund (c)	4,617,646	148,457,315
Fidelity International Discovery Fund (c)	3,940,595	141,112,695
TOTAL FOREIGN LARGE BLEND FUNDS		384,023,298
Foreign Large Growth Funds - 9.3%
Fidelity International Capital Appreciation Fund (c)	5,856,372	86,908,564
Foreign Large Value Funds - 4.4%
Fidelity International Value Fund (c)	5,034,556	40,578,518
Foreign Small Mid Growth Funds - 1.4%
Fidelity International Small Cap Opportunities Fund (c)	1,052,838	13,013,077
Large Growth Funds - 0.2%
Fidelity Canada Fund (c)	31,429	1,696,839
Sector Funds - 1.7%
Fidelity International Real Estate Fund (c)	1,600,487	16,260,952
Other - 5.7%
Fidelity Advisor Global Capital Appreciation Fund Institutional Class (c)	980,428	12,647,518
Fidelity Japan Fund (c)	2,097,129	23,173,271
Fidelity Japan Smaller Companies Fund (c)	1,408,332	16,871,823
TOTAL OTHER		52,692,612
TOTAL EQUITY FUNDS (Cost $583,180,322)		595,173,860
Money Market Funds - 2.9%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $27,336,110)	27,336,110	27,336,110
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $896,019,800)		928,518,750
NET OTHER ASSETS (LIABILITIES) - 0.1%		952,153
NET ASSETS - 100%		$ 929,470,903
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
213 NYSE E-mini MSCI EAFE Index Contracts	June 2013	$ 17,989,980	$ 203,000
The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	$ 11,079,682	$ 678,613	$ 49,706	$ -	$ 12,647,518
Fidelity Advisor Overseas Fund Institutional Class	90,532,906	-	525,892	-	94,453,288
Fidelity Canada Fund	1,715,002	-	23,093	-	1,696,839
Fidelity Diversified International Fund	133,724,593	8,132,420	497,060	-	148,457,315
Fidelity International Capital Appreciation Fund	78,743,722	6,408,347	295,451	-	86,908,564
Fidelity International Discovery Fund	122,054,818	13,015,349	497,060	-	141,112,695
Fidelity International Real Estate Fund	14,531,051	1,262,838	56,011	-	16,260,952
Fidelity International Small Cap Opportunities Fund	11,407,100	959,901	49,706	-	13,013,077
Fidelity International Value Fund	32,021,537	7,153,073	-	-	40,578,518
Fidelity Japan Fund	12,872,434	9,420,480	95,892	-	23,173,271
Fidelity Japan Smaller Companies Fund	12,881,417	1,177,184	42,008	-	16,871,823
Total	$ 521,564,262	$ 48,208,205	$ 2,131,879	$ -	$ 595,173,860
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 37,123,536	$ 18,040,647	$ 19,082,889	$ -
Consumer Staples	36,045,554	12,756,603	23,288,951	-
Energy	20,878,383	6,472,851	14,405,532	-
Financials	78,529,916	21,444,831	57,085,085	-
Health Care	30,493,301	10,642,323	19,850,978	-
Industrials	36,660,928	22,212,598	14,448,330	-
Information Technology	12,339,254	2,008,194	10,331,060	-
Materials	26,640,694	11,401,987	15,238,706	1
Telecommunication Services	17,213,408	6,538,372	10,675,036	-
Utilities	10,083,806	7,430,477	2,653,329	-
Equity Funds	595,173,860	595,173,860	-	-
Money Market Funds	27,336,110	27,336,110	-	-
Total Investments in Securities:	$ 928,518,750	$ 741,458,853	$ 187,059,896	$ 1
Derivative Instruments:
Assets
Futures Contracts	$ 203,000	$ 203,000	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 73,788,052
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $909,607,555. Net unrealized appreciation aggregated $18,911,195, of which $85,966,419 related to appreciated investment securities and $67,055,224 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Income Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2013

1.912894.102

SSC-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.1%
		Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43		$ 250,000	$ 233,189
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 1.875% 5/29/19		1,125,000	1,133,082
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 1.2% 11/29/17		350,000	345,044
Media - 0.5%
CBS Corp. 3.375% 3/1/22		275,000	275,684
Comcast Corp.:
4.65% 7/15/42		7,237,000	7,415,435
5.15% 3/1/20		2,184,000	2,573,270
5.7% 5/15/18		1,615,000	1,923,644
5.7% 7/1/19		1,100,000	1,331,055
6.4% 3/1/40		660,000	840,811
6.45% 3/15/37		450,000	567,506
6.5% 1/15/17		1,764,000	2,083,926
COX Communications, Inc. 3.25% 12/15/22 (f)		956,000	941,265
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		2,617,000	3,082,190
Discovery Communications LLC:
3.25% 4/1/23		393,000	389,360
4.875% 4/1/43		922,000	921,627
5.625% 8/15/19		225,000	265,704
NBCUniversal Media LLC:
5.15% 4/30/20		1,982,000	2,343,231
6.4% 4/30/40		2,438,000	3,081,478
News America Holdings, Inc. 7.75% 12/1/45		1,100,000	1,498,850
News America, Inc.:
6.15% 3/1/37		2,054,000	2,371,462
6.15% 2/15/41		4,506,000	5,272,732
Time Warner Cable, Inc.:
4% 9/1/21		7,100,000	7,423,845
4.5% 9/15/42		4,735,000	4,234,492
6.75% 7/1/18		1,413,000	1,713,284
8.75% 2/14/19		2,150,000	2,822,830
Time Warner, Inc.:
3.15% 7/15/15		750,000	785,464
4.75% 3/29/21		1,450,000	1,621,188
4.9% 6/15/42		7,000,000	7,046,473
6.2% 3/15/40		2,433,000	2,814,609
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
3.25% 3/15/23		$ 500,000	$ 490,073
3.5% 4/1/17		530,000	563,774
4.375% 3/15/43 (f)		1,427,000	1,292,178
5.625% 9/15/19		650,000	766,152
Walt Disney Co.:
1.1% 12/1/17		300,000	297,288
2.75% 8/16/21		200,000	201,593
			69,252,473
Multiline Retail - 0.0%
Target Corp. 5.875% 7/15/16		600,000	690,789
Specialty Retail - 0.0%
Home Depot, Inc. 5.875% 12/16/36		200,000	244,742
TOTAL CONSUMER DISCRETIONARY			71,899,319
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20		2,325,000	2,754,672
Beam, Inc. 1.875% 5/15/17		453,000	456,737
Diageo Capital PLC 5.75% 10/23/17		225,000	263,870
FBG Finance Ltd. 5.125% 6/15/15 (f)		1,313,000	1,417,749
Fortune Brands, Inc.:
5.375% 1/15/16		146,000	160,514
6.375% 6/15/14		623,000	658,518
Heineken NV:
1.4% 10/1/17 (f)		1,262,000	1,246,903
2.75% 4/1/23 (f)		1,319,000	1,271,333
PepsiCo, Inc. 4.5% 1/15/20		1,350,000	1,532,843
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		1,593,000	1,676,728
			11,439,867
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
5.75% 6/1/17		1,200,000	1,397,357
6.125% 9/15/39		125,000	154,394
Wal-Mart Stores, Inc.:
3.625% 7/8/20		425,000	460,171
5.25% 9/1/35		500,000	570,891
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.: - continued
5.8% 2/15/18		$ 1,100,000	$ 1,314,271
Walgreen Co. 1.8% 9/15/17		1,045,000	1,051,525
			4,948,609
Food Products - 0.2%
CF Industries Holdings, Inc.:
4.95% 6/1/43		125,000	124,088
6.875% 5/1/18		120,000	144,178
ConAgra Foods, Inc.:
1.9% 1/25/18		919,000	924,372
3.2% 1/25/23		7,469,000	7,370,491
4.65% 1/25/43		1,415,000	1,388,789
General Mills, Inc. 5.65% 2/15/19		440,000	522,161
Kraft Foods Group, Inc. 5.375% 2/10/20		1,150,000	1,340,592
Kraft Foods, Inc.:
5.375% 2/10/20		4,617,000	5,360,716
6.125% 2/1/18		1,549,000	1,825,001
6.5% 8/11/17		1,194,000	1,416,578
6.5% 2/9/40		435,000	551,206
Unilever Capital Corp. 4.25% 2/10/21		375,000	423,640
			21,391,812
Household Products - 0.0%
Procter & Gamble Co. 4.7% 2/15/19		1,700,000	1,968,843
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22		4,568,000	4,356,949
4.25% 8/9/42		1,568,000	1,386,844
9.25% 8/6/19		449,000	615,136
9.7% 11/10/18		1,451,000	1,982,995
Lorillard Tobacco Co. 3.75% 5/20/23		345,000	337,385
Philip Morris International, Inc.:
3.875% 8/21/42		400,000	360,949
5.65% 5/16/18		1,275,000	1,513,782
Reynolds American, Inc.:
3.25% 11/1/22		12,294,000	11,961,607
4.75% 11/1/42		2,300,000	2,162,299
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17		$ 1,810,000	$ 2,143,572
7.25% 6/15/37		2,443,000	3,044,569
			29,866,087
TOTAL CONSUMER STAPLES			69,615,218
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (f)		1,717,000	1,814,625
5.35% 3/15/20 (f)		2,258,000	2,459,495
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		1,549,000	1,657,117
5% 10/1/21		1,212,000	1,348,697
FMC Technologies, Inc.:
2% 10/1/17		315,000	315,412
3.45% 10/1/22		571,000	567,782
Halliburton Co. 6.7% 9/15/38		225,000	301,472
Nabors Industries, Inc. 9.25% 1/15/19		975,000	1,233,400
Transocean, Inc. 5.05% 12/15/16		1,260,000	1,396,212
Weatherford International Ltd. 5.125% 9/15/20		830,000	896,510
			11,990,722
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.:
6.375% 9/15/17		10,072,000	11,884,134
6.95% 7/1/24		300,000	369,738
Cenovus Energy, Inc. 6.75% 11/15/39		550,000	702,135
Chevron Corp.:
2.355% 12/5/22		475,000	458,594
4.95% 3/3/19		650,000	762,101
ConocoPhillips Co. 2.4% 12/15/22		1,150,000	1,106,988
DCP Midstream Operating LP:
2.5% 12/1/17		1,182,000	1,196,165
3.875% 3/15/23		3,800,000	3,734,207
Enbridge Energy Partners LP 4.2% 9/15/21		2,044,000	2,154,838
Encana Corp. 6.625% 8/15/37		125,000	149,214
Energy Transfer Partners LP 5.15% 2/1/43		275,000	266,170
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
4.85% 3/15/44		$ 400,000	$ 398,894
6.5% 1/31/19		1,275,000	1,558,953
Kinder Morgan Energy Partners LP:
5% 3/1/43		300,000	296,450
6.85% 2/15/20		875,000	1,084,423
Marathon Petroleum Corp. 5.125% 3/1/21		2,870,000	3,296,605
Motiva Enterprises LLC 5.75% 1/15/20 (f)		1,497,000	1,761,694
Nakilat, Inc. 6.067% 12/31/33 (f)		666,000	804,655
Noble Energy, Inc. 6% 3/1/41		300,000	355,526
Occidental Petroleum Corp. 4.1% 2/1/21		475,000	524,471
ONEOK Partners LP 3.375% 10/1/22		750,000	732,581
Petro-Canada 6.05% 5/15/18		497,000	589,812
Petrobras Global Finance BV:
4.375% 5/20/23		35,325,000	34,219,328
5.625% 5/20/43		3,325,000	3,105,883
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		5,441,000	5,678,195
5.375% 1/27/21		3,246,000	3,432,106
8.375% 12/10/18		1,175,000	1,455,473
Petroleos Mexicanos:
3.5% 1/30/23 (f)		2,996,000	2,846,200
4.875% 1/24/22		2,000,000	2,140,000
5.5% 6/27/44		7,860,000	7,683,150
5.5% 6/27/44 (f)		5,181,000	5,064,428
6.5% 6/2/41		6,092,000	6,823,040
Phillips 66:
4.3% 4/1/22		1,979,000	2,137,039
5.875% 5/1/42		1,694,000	1,974,930
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		5,776,000	5,968,023
Shell International Finance BV 4.375% 3/25/20		425,000	484,820
Spectra Energy Partners, LP:
2.95% 6/15/16		737,000	763,874
4.6% 6/15/21		390,000	410,278
StatoilHydro ASA 5.25% 4/15/19		1,100,000	1,305,599
Suncor Energy, Inc. 6.1% 6/1/18		1,527,000	1,818,216
Total Capital International SA 2.7% 1/25/23		1,025,000	1,001,178
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16		482,000	551,558
Western Gas Partners LP 5.375% 6/1/21		2,207,000	2,489,860
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP:
4.125% 11/15/20		$ 394,000	$ 419,013
5.25% 3/15/20		350,000	394,276
XTO Energy, Inc. 5.5% 6/15/18		225,000	270,022
			126,624,837
TOTAL ENERGY			138,615,559
FINANCIALS - 2.5%
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
3.625% 1/22/23		1,300,000	1,283,715
5.25% 7/27/21		2,497,000	2,785,301
5.75% 1/24/22		3,211,000	3,680,618
5.95% 1/18/18		1,219,000	1,406,655
6.15% 4/1/18		1,000,000	1,163,421
6.45% 5/1/36		500,000	529,911
6.75% 10/1/37		4,983,000	5,445,916
Lazard Group LLC:
6.85% 6/15/17		623,000	714,170
7.125% 5/15/15		1,957,000	2,143,608
Lloyds TSB Bank PLC 4.875% 1/21/16		425,000	463,693
Merrill Lynch & Co., Inc. 6.11% 1/29/37		1,022,000	1,098,609
Morgan Stanley:
2.125% 4/25/18		4,396,000	4,342,901
3.75% 2/25/23		4,800,000	4,768,478
3.8% 4/29/16		500,000	527,705
4.1% 5/22/23		2,425,000	2,326,851
4.875% 11/1/22		9,525,000	9,795,339
5.625% 9/23/19		500,000	566,890
5.75% 1/25/21		3,389,000	3,866,581
6.625% 4/1/18		2,019,000	2,378,160
7.3% 5/13/19		1,209,000	1,482,618
			50,771,140
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17		984,000	1,092,151
Bank of Nova Scotia 2.9% 3/29/16		350,000	368,631
Barclays Bank PLC 5% 9/22/16		425,000	475,745
Credit Suisse 6% 2/15/18		2,745,000	3,169,531
Credit Suisse New York Branch 4.375% 8/5/20		400,000	443,626
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Commercial Banks - continued
Discover Bank:
2% 2/21/18		$ 4,000,000	$ 3,975,336
7% 4/15/20		3,143,000	3,810,564
8.7% 11/18/19		357,000	469,477
Export-Import Bank of Korea 5.125% 6/29/20		800,000	895,083
Fifth Third Bancorp:
4.5% 6/1/18		520,000	570,592
8.25% 3/1/38		603,000	834,224
Fifth Third Capital Trust IV 6.5% 4/15/37 (h)		1,003,000	1,005,508
HBOS PLC 6.75% 5/21/18 (f)		773,000	868,227
HSBC Holdings PLC:
4% 3/30/22		1,050,000	1,114,813
6.5% 5/2/36		300,000	359,699
Huntington Bancshares, Inc. 7% 12/15/20		404,000	498,124
JPMorgan Chase Bank 6% 10/1/17		7,764,000	9,068,802
KeyBank NA 1.65% 2/1/18		1,802,000	1,806,983
Marshall & Ilsley Bank 5% 1/17/17		4,118,000	4,451,311
PNC Bank NA 6.875% 4/1/18		250,000	302,701
PNC Financial Services Group, Inc. 2.854% 11/9/22		275,000	266,634
Rabobank (Netherlands) NV 2.125% 10/13/15		550,000	566,656
Regions Bank:
6.45% 6/26/37		2,533,000	2,792,691
7.5% 5/15/18		5,672,000	6,882,853
Regions Financial Corp.:
2% 5/15/18		2,346,000	2,299,448
5.75% 6/15/15		277,000	299,853
7.75% 11/10/14		1,190,000	1,294,339
Royal Bank of Scotland Group PLC:
6.125% 12/15/22		5,889,000	6,074,833
6.4% 10/21/19		600,000	710,023
SunTrust Bank 2.75% 5/1/23		3,812,000	3,646,911
Wachovia Corp. 4.875% 2/15/14		1,083,000	1,115,143
Wells Fargo & Co.:
3.45% 2/13/23		3,000,000	2,941,443
5.625% 12/11/17		1,200,000	1,398,932
			65,870,887
Consumer Finance - 0.1%
American Express Co. 2.65% 12/2/22		800,000	767,975
Capital One Financial Corp. 6.15% 9/1/16		600,000	681,152
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
3.85% 11/21/22		$ 1,943,000	$ 1,959,720
5.2% 4/27/22		1,093,000	1,204,843
Ford Motor Credit Co. LLC:
1.7% 5/9/16		4,009,000	3,999,984
5% 5/15/18		1,225,000	1,359,505
General Electric Capital Corp.:
1% 12/11/15		2,037,000	2,045,910
5.55% 5/4/20		2,525,000	2,960,217
5.875% 1/14/38		500,000	571,811
HSBC Finance Corp. 6.676% 1/15/21		500,000	593,482
HSBC USA, Inc. 1.625% 1/16/18		2,210,000	2,194,095
Hyundai Capital America:
1.625% 10/2/15 (f)		797,000	802,652
2.125% 10/2/17 (f)		881,000	870,804
Toyota Motor Credit Corp. 2.625% 1/10/23		375,000	363,617
			20,375,767
Diversified Financial Services - 0.6%
ABB Finance (USA), Inc. 2.875% 5/8/22		115,000	114,855
AGL Capital Corp. 4.4% 6/1/43		290,000	285,380
Bank of America Corp.:
3.3% 1/11/23		16,283,000	15,797,555
3.875% 3/22/17		890,000	951,786
5.49% 3/15/19		600,000	670,650
5.65% 5/1/18		1,325,000	1,518,639
5.75% 12/1/17		3,470,000	3,976,523
6% 9/1/17		800,000	922,433
6.5% 8/1/16		1,370,000	1,566,668
BP Capital Markets PLC:
4.5% 10/1/20		1,475,000	1,658,514
4.742% 3/11/21		3,200,000	3,609,277
Citigroup, Inc.:
3.375% 3/1/23		1,160,000	1,143,261
3.953% 6/15/16		1,713,000	1,838,554
4.05% 7/30/22		1,159,000	1,160,628
4.5% 1/14/22		2,773,000	3,007,310
4.587% 12/15/15		500,000	542,118
4.75% 5/19/15		5,000,000	5,347,660
5.5% 2/15/17		1,000,000	1,112,006
6.125% 5/15/18		1,195,000	1,410,028
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.5% 8/19/13		$ 333,000	$ 337,070
GlaxoSmithKline Capital PLC 1.5% 5/8/17		850,000	858,504
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23		850,000	834,874
JPMorgan Chase & Co.:
3.2% 1/25/23		6,256,000	6,117,943
3.25% 9/23/22		11,642,000	11,411,349
3.375% 5/1/23		175,000	166,522
4.35% 8/15/21		3,217,000	3,464,612
4.5% 1/24/22		2,000,000	2,171,016
4.95% 3/25/20		3,248,000	3,662,617
6.3% 4/23/19		900,000	1,083,928
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)		2,461,000	2,491,073
TECO Finance, Inc.:
4% 3/15/16		364,000	390,216
5.15% 3/15/20		523,000	595,569
			80,219,138
Insurance - 0.3%
Ace INA Holdings, Inc. 2.7% 3/13/23		500,000	486,080
Allied World Assurance Co. Holdings Ltd. 7.5% 8/1/16		210,000	247,623
Allstate Corp. 7.45% 5/16/19		225,000	293,167
American International Group, Inc.:
4.875% 9/15/16		1,209,000	1,339,460
5.85% 1/16/18		1,125,000	1,296,291
Aon Corp.:
3.125% 5/27/16		3,625,000	3,822,080
5% 9/30/20		540,000	616,154
Axis Capital Holdings Ltd. 5.75% 12/1/14		1,589,000	1,695,517
Berkshire Hathaway Finance Corp.:
3% 5/15/22		800,000	795,578
5.4% 5/15/18		950,000	1,118,080
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(h)		2,630,000	2,787,800
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		2,302,000	2,627,922
5.5% 3/30/20		450,000	523,687
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)		1,847,000	2,012,955
6.7% 8/15/16 (f)		1,887,000	2,182,344
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.:
6.3% 10/9/37		$ 150,000	$ 179,728
7% 6/15/40		225,000	293,040
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		1,026,000	1,158,237
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		1,109,000	1,249,081
MetLife, Inc.:
1.756% 12/15/17 (d)		1,057,000	1,065,206
3.048% 12/15/22		2,791,000	2,740,218
6.75% 6/1/16		1,135,000	1,321,984
7.717% 2/15/19		500,000	648,787
Metropolitan Life Global Funding I 3% 1/10/23 (f)		1,569,000	1,548,200
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		1,338,000	1,924,081
Pacific LifeCorp:
5.125% 1/30/43 (f)		2,527,000	2,495,670
6% 2/10/20 (f)		174,000	197,034
Prudential Financial, Inc.:
4.5% 11/16/21		1,118,000	1,226,465
4.75% 9/17/15		1,859,000	2,014,022
5.8% 11/16/41		1,463,000	1,684,422
6.2% 11/15/40		725,000	884,374
7.375% 6/15/19		438,000	558,534
Symetra Financial Corp. 6.125% 4/1/16 (f)		1,239,000	1,360,638
The Chubb Corp. 6% 5/11/37		200,000	250,604
The Travelers Companies, Inc. 5.8% 5/15/18		1,025,000	1,227,351
Unum Group:
5.625% 9/15/20		1,220,000	1,390,183
5.75% 8/15/42		3,002,000	3,297,859
			50,560,456
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		631,000	675,210
American Campus Communities Operating Partnership LP 3.75% 4/15/23		813,000	806,930
Boston Properties, Inc. 3.85% 2/1/23		2,456,000	2,546,123
Camden Property Trust:
2.95% 12/15/22		954,000	914,713
5.375% 12/15/13		460,000	471,125
DDR Corp. 4.625% 7/15/22		1,599,000	1,711,007
Developers Diversified Realty Corp.:
4.75% 4/15/18		1,652,000	1,827,639
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 4/1/17		$ 663,000	$ 787,946
9.625% 3/15/16		1,821,000	2,202,589
Duke Realty LP:
3.625% 4/15/23		1,382,000	1,352,026
3.875% 10/15/22		1,804,000	1,807,292
4.375% 6/15/22		1,237,000	1,287,732
5.4% 8/15/14		1,410,000	1,481,828
5.5% 3/1/16		1,275,000	1,400,520
5.95% 2/15/17		389,000	440,208
6.5% 1/15/18		1,281,000	1,507,824
Equity One, Inc.:
3.75% 11/15/22		3,200,000	3,164,566
5.375% 10/15/15		203,000	220,449
6% 9/15/17		886,000	1,010,332
6.25% 1/15/17		646,000	733,485
Federal Realty Investment Trust:
5.4% 12/1/13		664,000	679,303
5.9% 4/1/20		351,000	417,148
6.2% 1/15/17		307,000	353,806
Health Care REIT, Inc. 2.25% 3/15/18		1,069,000	1,077,755
HRPT Properties Trust:
5.75% 11/1/15		564,000	599,039
6.65% 1/15/18		809,000	896,989
UDR, Inc. 5.5% 4/1/14		1,615,000	1,673,521
United Dominion Realty Trust, Inc. 5.25% 1/15/15		439,000	466,232
Weingarten Realty Investors 3.375% 10/15/22		472,000	457,361
			32,970,698
Real Estate Management & Development - 0.4%
AMB Property LP:
5.9% 8/15/13		1,148,000	1,159,184
6.3% 6/1/13		1,166,000	1,166,000
BioMed Realty LP:
3.85% 4/15/16		1,500,000	1,589,711
4.25% 7/15/22		975,000	1,013,631
6.125% 4/15/20		473,000	549,348
Brandywine Operating Partnership LP:
3.95% 2/15/23		2,536,000	2,515,390
4.95% 4/15/18		1,263,000	1,385,689
5.7% 5/1/17		567,000	632,577
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
7.5% 5/15/15		$ 324,000	$ 361,817
Colonial Properties Trust 5.5% 10/1/15		1,516,000	1,644,996
Colonial Realty LP 6.05% 9/1/16		1,122,000	1,258,192
Digital Realty Trust LP 4.5% 7/15/15		1,675,000	1,770,792
ERP Operating LP:
4.625% 12/15/21		2,855,000	3,146,484
4.75% 7/15/20		3,056,000	3,412,599
5.75% 6/15/17		437,000	505,284
Liberty Property LP:
3.375% 6/15/23		4,307,000	4,186,705
4.125% 6/15/22		1,061,000	1,101,739
4.75% 10/1/20		2,674,000	2,937,828
5.5% 12/15/16		799,000	896,142
6.625% 10/1/17		938,000	1,098,987
Mack-Cali Realty LP:
2.5% 12/15/17		1,744,000	1,756,254
3.15% 5/15/23		3,436,000	3,219,487
4.5% 4/18/22		644,000	676,719
Post Apartment Homes LP 3.375% 12/1/22		1,800,000	1,781,816
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		1,762,000	1,850,235
5.5% 1/15/14 (f)		1,140,000	1,163,041
Reckson Operating Partnership LP 6% 3/31/16		310,000	340,291
Regency Centers LP 5.25% 8/1/15		950,000	1,029,620
Simon Property Group LP:
2.75% 2/1/23		1,636,000	1,580,358
4.125% 12/1/21		1,213,000	1,324,860
4.2% 2/1/15		511,000	536,017
5.1% 6/15/15		795,000	864,565
Tanger Properties LP:
6.125% 6/1/20		1,439,000	1,736,637
6.15% 11/15/15		3,307,000	3,722,032
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18		1,600,000	1,596,538
			55,511,565
TOTAL FINANCIALS			356,279,651
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc.:
4.5% 3/15/20		$ 1,100,000	$ 1,231,901
5.15% 11/15/41		4,224,000	4,492,613
5.375% 5/15/43		731,000	803,389
5.65% 6/15/42		1,868,000	2,104,771
5.85% 6/1/17		750,000	872,129
Genentech, Inc. 4.75% 7/15/15		800,000	867,527
			10,372,330
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 5% 5/15/19		650,000	750,181
CareFusion Corp. 6.375% 8/1/19		325,000	383,854
Medtronic, Inc. 1.375% 4/1/18		350,000	347,356
St. Jude Medical, Inc. 3.25% 4/15/23		680,000	669,188
			2,150,579
Health Care Providers & Services - 0.2%
Aetna, Inc.:
1.5% 11/15/17		305,000	302,942
2.75% 11/15/22		1,231,000	1,180,206
3.95% 9/1/20		650,000	694,648
4.125% 11/15/42		687,000	642,307
Cardinal Health, Inc. 4.625% 12/15/20		200,000	220,463
CIGNA Corp.:
5.125% 6/15/20		500,000	569,894
5.375% 2/15/42		125,000	140,915
Coventry Health Care, Inc. 5.45% 6/15/21		400,000	464,159
Express Scripts Holding Co.:
3.5% 11/15/16		3,017,000	3,239,959
4.75% 11/15/21		3,998,000	4,474,973
Express Scripts, Inc. 3.125% 5/15/16		1,541,000	1,626,607
McKesson Corp. 7.5% 2/15/19		660,000	846,309
Medco Health Solutions, Inc. 4.125% 9/15/20		1,049,000	1,126,244
UnitedHealth Group, Inc.:
1.625% 3/15/19		821,000	808,779
2.75% 2/15/23		412,000	398,616
2.875% 3/15/23		4,170,000	4,066,759
3.95% 10/15/42		564,000	518,270
4.25% 3/15/43		3,000,000	2,888,340
4.875% 3/15/15		500,000	536,406
6.875% 2/15/38		125,000	164,312
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
3.3% 1/15/23		$ 8,239,000	$ 8,190,769
4.65% 1/15/43		2,651,000	2,639,245
			35,741,122
Pharmaceuticals - 0.2%
AbbVie, Inc.:
1.75% 11/6/17 (f)		2,480,000	2,473,904
2.9% 11/6/22 (f)		2,964,000	2,887,179
4.4% 11/6/42 (f)		2,484,000	2,432,904
Allergan, Inc. 2.8% 3/15/23		100,000	98,555
AstraZeneca PLC 5.9% 9/15/17		350,000	414,078
Johnson & Johnson 5.15% 7/15/18		340,000	401,421
Merck & Co., Inc. 2.4% 9/15/22		1,275,000	1,225,355
Novartis Securities Investment Ltd. 5.125% 2/10/19		1,930,000	2,266,108
Pfizer, Inc. 6.2% 3/15/19		1,175,000	1,450,337
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		350,000	342,263
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17		829,000	824,108
6.125% 8/15/19		725,000	858,106
Zoetis, Inc.:
1.875% 2/1/18 (f)		400,000	400,832
3.25% 2/1/23 (f)		5,975,000	5,920,520
4.7% 2/1/43 (f)		1,478,000	1,476,265
			23,471,935
TOTAL HEALTH CARE			71,735,966
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
General Dynamics Corp. 2.25% 11/15/22		400,000	377,348
Honeywell International, Inc. 5.375% 3/1/41		100,000	121,060
Lockheed Martin Corp.:
4.07% 12/15/42		125,000	114,603
4.25% 11/15/19		625,000	698,875
Precision Castparts Corp. 2.5% 1/15/23		200,000	193,475
The Boeing Co. 4.875% 2/15/20		650,000	755,863
United Technologies Corp. 6.125% 2/1/19		300,000	366,609
			2,627,833
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
INDUSTRIALS - continued
Airlines - 0.1%
Continental Airlines, Inc.:
4.15% 10/11/25		$ 1,100,000	$ 1,153,625
6.545% 8/2/20		250,933	281,672
6.795% 2/2/20		56,176	59,861
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		469,609	493,089
8.36% 1/20/19		1,757,052	1,976,683
			3,964,930
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19		325,000	377,252
Waste Management, Inc. 4.75% 6/30/20		290,000	324,832
			702,084
Industrial Conglomerates - 0.0%
Covidien International Finance SA 2.95% 6/15/23		120,000	118,139
Danaher Corp. 5.4% 3/1/19		250,000	296,786
General Electric Co. 4.125% 10/9/42		1,921,000	1,838,291
			2,253,216
Machinery - 0.0%
Caterpillar, Inc. 3.9% 5/27/21		1,125,000	1,222,903
Deere & Co.:
2.6% 6/8/22		575,000	569,474
3.9% 6/9/42		250,000	237,208
			2,029,585
Road & Rail - 0.0%
Canadian National Railway Co. 2.85% 12/15/21		600,000	609,516
CSX Corp. 4.1% 3/15/44		700,000	648,393
Norfolk Southern Corp. 5.9% 6/15/19		1,400,000	1,696,372
Union Pacific Corp. 4.3% 6/15/42		100,000	99,228
			3,053,509
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (h)		755,000	870,138
TOTAL INDUSTRIALS			15,501,295
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc. 4.95% 2/15/19		2,150,000	2,502,531
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.0%
Apple, Inc. 2.4% 5/3/23		$ 1,100,000	$ 1,050,976
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14		1,188,000	1,225,882
6.55% 10/1/17		612,000	720,670
			1,946,552
IT Services - 0.0%
IBM Corp. 7.625% 10/15/18		1,150,000	1,496,458
Office Electronics - 0.0%
Xerox Corp. 2.95% 3/15/17		600,000	615,820
Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp. 1.35% 12/15/17		1,000,000	994,413
Software - 0.1%
Microsoft Corp.:
2.5% 2/8/16		500,000	524,093
3% 10/1/20		900,000	942,773
Oracle Corp.:
2.5% 10/15/22		900,000	864,135
5.75% 4/15/18		800,000	953,502
			3,284,503
TOTAL INFORMATION TECHNOLOGY			11,891,253
MATERIALS - 0.1%
Chemicals - 0.1%
Agrium, Inc. 4.9% 6/1/43		225,000	222,314
E.I. du Pont de Nemours & Co.:
2.8% 2/15/23		325,000	321,422
6% 7/15/18		800,000	969,098
Ecolab, Inc. 4.35% 12/8/21		300,000	329,480
Praxair, Inc. 4.5% 8/15/19		220,000	250,952
The Dow Chemical Co.:
4.125% 11/15/21		3,812,000	4,058,522
4.25% 11/15/20		2,680,000	2,941,161
4.375% 11/15/42		919,000	860,902
			9,953,851
Metals & Mining - 0.0%
Barrick PD Australia Finance Pty Ltd. 4.95% 1/15/20		350,000	372,459
BHP Billiton Financial (USA) Ltd. 6.5% 4/1/19		425,000	529,921
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (f)		$ 1,810,000	$ 1,858,908
Freeport-McMoRan Copper & Gold, Inc. 5.45% 3/15/43 (f)		300,000	288,985
Rio Tinto Finance (U.S.A.) Ltd. 3.5% 11/2/20		425,000	439,558
Teck Resources Ltd. 6.25% 7/15/41		160,000	166,122
Vale Overseas Ltd. 6.875% 11/10/39		100,000	107,932
			3,763,885
TOTAL MATERIALS			13,717,736
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
3.875% 8/15/21		1,500,000	1,608,090
4.35% 6/15/45 (f)		3,307,000	3,076,525
5.35% 9/1/40		2,502,000	2,683,090
5.55% 8/15/41		7,714,000	8,542,252
6.3% 1/15/38		2,523,000	3,013,703
BellSouth Capital Funding Corp. 7.875% 2/15/30		56,000	71,643
British Telecommunications PLC 9.625% 12/15/30		275,000	426,791
CenturyLink, Inc.:
5.15% 6/15/17		214,000	228,980
6% 4/1/17		534,000	588,735
6.15% 9/15/19		2,129,000	2,288,675
Embarq Corp.:
7.082% 6/1/16		1,332,000	1,527,067
7.995% 6/1/36		3,364,000	3,651,538
Telecom Italia Capital SA 7.721% 6/4/38		300,000	325,103
Verizon Communications, Inc.:
3.85% 11/1/42		884,000	763,997
5.5% 2/15/18		1,350,000	1,569,355
6% 4/1/41		500,000	582,422
6.1% 4/15/18		4,623,000	5,527,989
			36,475,955
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16		2,609,000	2,679,707
3.125% 7/16/22		1,527,000	1,459,442
5% 3/30/20		950,000	1,046,578
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc.:
3% 3/15/23		$ 150,000	$ 146,125
6.8% 8/15/18		200,000	246,710
			5,578,562
TOTAL TELECOMMUNICATION SERVICES			42,054,517
UTILITIES - 0.6%
Electric Utilities - 0.4%
Alabama Power Co. 3.85% 12/1/42		450,000	417,970
American Electric Power Co., Inc.:
1.65% 12/15/17		1,314,000	1,306,711
2.95% 12/15/22		984,000	956,740
Cleveland Electric Illuminating Co.:
5.65% 12/15/13		1,369,000	1,404,634
5.7% 4/1/17		1,636,000	1,827,670
Duke Capital LLC 5.668% 8/15/14		1,596,000	1,684,723
Duke Energy Carolinas LLC:
4.25% 12/15/41		300,000	295,748
6.1% 6/1/37		500,000	615,211
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		3,202,000	3,764,467
6.4% 9/15/20 (f)		3,844,000	4,705,906
Edison International 3.75% 9/15/17		940,000	1,011,183
FirstEnergy Corp.:
2.75% 3/15/18		2,291,000	2,296,242
4.25% 3/15/23		7,580,000	7,483,378
7.375% 11/15/31		3,798,000	4,294,554
FirstEnergy Solutions Corp. 6.05% 8/15/21		5,744,000	6,584,939
LG&E and KU Energy LLC:
2.125% 11/15/15		1,070,000	1,096,534
3.75% 11/15/20		211,000	222,335
Northeast Utilities:
1.45% 5/1/18		774,000	764,280
2.8% 5/1/23		3,518,000	3,404,858
Pacific Gas & Electric Co. 6.05% 3/1/34		575,000	716,038
PacifiCorp 5.75% 4/1/37		300,000	366,622
Pennsylvania Electric Co. 6.05% 9/1/17		1,245,000	1,446,812
Pepco Holdings, Inc. 2.7% 10/1/15		997,000	1,030,117
PPL Capital Funding, Inc. 3.4% 6/1/23		1,676,000	1,645,160
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 4.4% 1/15/21		$ 2,710,000	$ 2,997,274
Public Service Co. of Colorado 6.25% 9/1/37		350,000	459,901
Virginia Electric & Power Co. 6% 5/15/37		300,000	378,024
			53,178,031
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)		732,000	847,702
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		527,000	572,483
			1,420,185
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC:
6.2% 5/15/16		641,000	723,512
6.5% 5/1/18		1,354,000	1,598,562
PSEG Power LLC 2.75% 9/15/16		429,000	444,701
			2,766,775
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5836% 9/30/66 (h)		3,722,000	3,515,831
5.2% 8/15/19		800,000	937,336
7.5% 6/30/66 (h)		924,000	1,025,640
National Grid PLC 6.3% 8/1/16		1,687,000	1,940,187
NiSource Finance Corp.:
4.45% 12/1/21		820,000	883,214
4.8% 2/15/44		310,000	302,845
5.25% 2/15/43		2,232,000	2,321,595
5.4% 7/15/14		353,000	370,140
5.45% 9/15/20		3,370,000	3,860,766
5.8% 2/1/42		1,054,000	1,169,124
5.95% 6/15/41		1,711,000	1,945,029
6.4% 3/15/18		1,146,000	1,362,079
Sempra Energy:
2.3% 4/1/17		2,249,000	2,314,048
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22		$ 4,006,000	$ 3,914,010
Wisconsin Energy Corp. 6.25% 5/15/67 (h)		1,012,000	1,099,285
			26,961,129
TOTAL UTILITIES			84,326,120
TOTAL NONCONVERTIBLE BONDS (Cost $858,268,057)			875,636,634
U.S. Government and Government Agency Obligations - 8.9%

U.S. Government Agency Obligations - 0.1%
Fannie Mae:
0.375% 7/5/16		1,135,000	1,127,845
0.5% 9/28/15		830,000	831,677
0.875% 8/28/17		1,445,000	1,437,162
0.875% 10/26/17		1,015,000	1,008,113
0.875% 5/21/18		250,000	246,290
2.375% 4/11/16		1,600,000	1,684,053
4.375% 10/15/15		640,000	699,546
5.375% 6/12/17		445,000	524,171
Federal Farm Credit Bank 5.125% 8/25/16		350,000	400,348
Freddie Mac:
0.5% 5/13/16		680,000	678,505
0.625% 12/29/14		1,345,000	1,351,826
0.625% 11/1/16		460,000	459,103
0.75% 1/12/18		2,520,000	2,482,878
0.875% 3/7/18		1,505,000	1,488,362
1% 9/29/17		705,000	703,823
1.25% 8/1/19		275,000	270,080
1.375% 5/1/20		375,000	366,044
2% 8/25/16		1,030,000	1,074,610
2.375% 1/13/22		2,165,000	2,204,624
Tennessee Valley Authority:
3.875% 2/15/21		280,000	316,623
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency Obligations - continued
Tennessee Valley Authority: - continued
5.25% 9/15/39		$ 370,000	$ 446,751
5.5% 7/18/17		210,000	247,316
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			20,049,750
U.S. Treasury Obligations - 8.8%
U.S. Treasury Bonds:
2.75% 8/15/42		6,425,000	5,776,473
3.125% 11/15/41		4,295,000	4,188,965
3.125% 2/15/43		7,940,000	7,711,725
4.375% 2/15/38		9,285,000	11,271,117
5.375% 2/15/31		2,630,000	3,549,267
6.125% 11/15/27		5,705,000	8,094,859
6.125% 8/15/29		920,000	1,324,656
7.25% 5/15/16		830,000	993,536
U.S. Treasury Notes:
0.125% 7/31/14		5,625,000	5,621,704
0.25% 6/30/14		4,390,000	4,393,942
0.25% 2/28/15		19,350,000	19,342,434
0.25% 3/31/15		44,794,000	44,764,257
0.25% 4/15/16		5,670,000	5,632,346
0.25% 5/15/16		8,315,000	8,254,583
0.375% 1/15/16		544,890,000	544,166,386
0.5% 8/15/14		10,315,000	10,354,084
0.625% 7/15/14		3,225,000	3,240,999
0.625% 5/31/17		12,205,000	12,124,911
0.625% 9/30/17		1,910,000	1,889,108
0.75% 6/15/14		2,800,000	2,816,736
0.875% 1/31/18		1,799,000	1,791,550
1% 8/31/16		2,860,000	2,897,538
1% 5/31/18		77,226,000	77,093,248
1.125% 3/31/20		170,000	165,883
1.125% 4/30/20		114,690,000	111,733,177
1.375% 11/30/15		20,785,000	21,285,129
1.375% 5/31/20		220,345,000	217,934,866
1.5% 6/30/16		3,205,000	3,298,647
1.75% 5/15/23		1,460,000	1,409,128
2% 2/15/23		76,723,000	76,063,643
2.125% 11/30/14		14,670,000	15,083,166
2.125% 5/31/15		3,090,000	3,201,048
2.375% 2/28/15		13,555,000	14,049,012
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 11/15/20		$ 1,295,000	$ 1,385,246
3.125% 10/31/16		4,475,000	4,852,927
3.125% 1/31/17		2,615,000	2,845,447
3.25% 5/31/16		2,345,000	2,535,165
4.625% 11/15/16		1,415,000	1,607,463
TOTAL U.S. TREASURY OBLIGATIONS			1,264,744,371
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,291,709,738)			1,284,794,121
U.S. Government Agency - Mortgage Securities - 6.0%

Fannie Mae - 3.8%
2.5% 6/1/28 (g)		3,000,000	3,064,732
2.5% 6/1/28 (g)		10,600,000	10,828,720
2.5% 6/1/28 (g)		3,600,000	3,677,679
2.5% 6/1/28 (g)		8,900,000	9,092,039
2.5% 6/1/28 (g)		1,000,000	1,021,577
2.559% 6/1/36 (h)		33,558	36,016
2.7% 2/1/35 (h)		579,731	623,385
2.935% 7/1/37 (h)		78,747	83,520
3% 3/1/27 to 3/1/43		18,985,771	19,406,848
3% 6/1/28 (g)		8,000,000	8,327,736
3% 6/1/28 (g)		800,000	832,774
3% 7/1/28 (g)		1,500,000	1,558,989
3% 7/1/28 (g)		1,000,000	1,039,326
3% 6/1/43 (g)		3,900,000	3,927,351
3% 6/1/43 (g)		3,900,000	3,927,351
3% 6/1/43 (g)		5,400,000	5,437,870
3% 6/1/43 (g)		2,000,000	2,014,026
3% 6/1/43 (g)		3,500,000	3,524,546
3% 6/1/43 (g)		1,000,000	1,007,013
3% 6/1/43 (g)		1,000,000	1,007,013
3% 6/1/43 (g)		2,000,000	2,014,026
3% 6/1/43 (g)		3,800,000	3,826,649
3% 6/1/43 (g)		1,000,000	1,007,013
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
3% 6/1/43 (g)		$ 1,900,000	$ 1,913,325
3% 6/1/43 (g)		9,500,000	9,566,624
3% 6/1/43 (g)		500,000	503,507
3% 6/1/43 (g)		500,000	503,507
3% 6/1/43 (g)		300,000	302,104
3% 7/1/43 (g)		1,500,000	1,506,359
3.5% 1/1/22 to 6/1/43		110,362,511	114,493,484
3.5% 7/1/28 (g)		500,000	525,868
3.5% 6/1/43 (g)		7,900,000	8,184,523
3.5% 6/1/43 (g)		7,900,000	8,184,523
3.5% 6/1/43 (g)		4,600,000	4,765,672
3.5% 7/1/43 (g)		2,000,000	2,066,484
3.5% 7/1/43 (g)		500,000	516,621
3.5% 7/1/43 (g)		2,000,000	2,066,484
4% 4/1/25 to 7/1/42		75,140,852	79,846,693
4% 7/1/28 (g)		3,000,000	3,184,688
4% 6/1/43 (g)		15,600,000	16,459,218
4% 6/1/43 (g)		500,000	527,539
4% 6/1/43 (g)		1,100,000	1,160,586
4% 6/1/43 (g)		5,500,000	5,802,930
4% 7/1/43 (g)		3,500,000	3,686,758
4% 7/1/43 (g)		1,500,000	1,580,039
4.5% 6/1/24 to 11/1/41		46,132,443	49,777,262
4.5% 6/1/43 (g)		7,500,000	8,013,867
4.5% 6/1/43 (g)		8,800,000	9,402,937
4.5% 6/1/43 (g)		1,000,000	1,068,516
5% 6/1/20 to 6/1/40		23,620,376	25,523,242
5% 6/1/43 (g)		1,000,000	1,078,281
5.5% 7/1/28 to 2/1/38		27,195,695	29,737,522
5.5% 6/1/43 (g)		1,800,000	1,949,705
5.5% 6/1/43 (g)		7,500,000	8,123,769
5.5% 6/1/43 (g)		11,000,000	11,914,861
5.5% 6/1/43 (g)		11,000,000	11,914,861
6% 3/1/22 to 1/1/42		18,090,175	20,032,607
6% 6/1/43 (g)		17,400,000	18,934,689
6.5% 2/1/36		29,381	33,229
TOTAL FANNIE MAE			552,139,083
Freddie Mac - 1.0%
2.5% 3/1/28 to 1/1/43		1,869,921	1,887,054
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Freddie Mac - continued
3% 6/1/42 to 3/1/43		$ 7,298,078	$ 7,330,976
3% 6/1/43 (g)		6,300,000	6,320,065
3% 7/1/43 (g)		500,000	500,225
3.287% 10/1/35 (h)		46,461	49,959
3.5% 1/1/26 to 4/1/43		32,420,866	33,686,671
3.5% 6/1/28 (g)		1,500,000	1,573,680
3.5% 6/1/43 (g)		1,000,000	1,033,516
3.5% 6/1/43 (g)		2,500,000	2,583,789
4% 6/1/24 to 4/1/42		17,451,351	18,525,377
4% 10/1/41		4,467,674	4,806,589
4.5% 7/1/25 to 10/1/41		31,219,716	33,606,981
4.5% 6/1/43 (g)		2,500,000	2,652,473
5% 10/1/33 to 9/1/40		16,135,049	17,352,607
5.5% 3/1/34 to 7/1/35		3,792,705	4,118,719
6% 7/1/37 to 8/1/37		442,670	481,744
6.5% 9/1/39		5,184,281	5,786,577
TOTAL FREDDIE MAC			142,297,002
Ginnie Mae - 1.2%
3% 12/15/42 (g)		531,390	543,523
3% 5/1/43		1,000,000	1,021,388
3% 6/1/43 (g)		500,000	510,147
3% 6/1/43 (g)		2,500,000	2,550,736
3% 6/1/43 (g)		500,000	510,147
3% 6/1/43 (g)		7,300,000	7,448,148
3% 6/1/43 (g)		5,500,000	5,611,619
3% 6/1/43 (g)		2,000,000	2,040,589
3% 6/1/43 (g)		1,200,000	1,224,166
3% 6/1/43 (g)		500,000	510,069
3% 6/1/43 (g)		2,600,000	2,652,359
3% 7/1/43 (g)		2,000,000	2,034,729
3.5% 11/15/41 to 5/20/43		14,405,868	15,161,157
3.5% 6/1/43 (g)		1,000,000	1,051,797
3.5% 6/1/43 (g)		1,000,000	1,051,797
3.5% 6/1/43 (g)		4,700,000	4,931,695
3.5% 6/1/43 (g)		8,000,000	8,394,375
3.5% 6/1/43 (g)		10,400,000	10,912,688
3.5% 6/1/43 (g)		1,000,000	1,049,297
3.5% 7/1/43 (g)		1,500,000	1,570,137
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Ginnie Mae - continued
4% 1/15/25 to 12/15/41		$ 23,654,787	$ 25,362,076
4% 6/1/43 (g)		1,000,000	1,067,780
4.5% 5/15/39 to 4/15/41		27,205,760	29,409,997
4.5% 6/1/43 (g)		1,000,000	1,069,427
4.5% 6/1/43 (g)		1,000,000	1,069,427
4.5% 6/1/43 (g)		6,000,000	6,467,185
4.5% 6/1/43 (g)		1,000,000	1,077,864
4.5% 7/1/43 (g)		1,000,000	1,069,427
5% 3/15/39 to 9/15/41		12,483,670	13,631,359
5% 10/20/39		9,686,989	10,584,510
5% 4/20/41		5,435,810	5,881,695
5% 6/20/41		2,609,103	2,823,121
5.5% 12/20/28 to 9/15/38		1,162,964	1,276,602
6% 9/20/38		1,648,081	1,821,130
TOTAL GINNIE MAE			173,392,163
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $871,877,954)			867,828,248
Asset-Backed Securities - 0.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6633% 4/25/35 (h)		109,077	96,977
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8433% 3/25/34 (h)		44,231	44,735
Series 2005-HE2 Class M2, 0.8683% 4/25/35 (h)		5,199	5,165
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2433% 12/25/33 (h)		10,942	10,301
Series 2004-R2 Class M3, 1.0183% 4/25/34 (h)		15,644	13,200
Series 2005-R2 Class M1, 0.6433% 4/25/35 (h)		291,423	285,497
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9733% 3/25/34 (h)		7,674	7,116
Series 2004-W7 Class M1, 1.0183% 5/25/34 (h)		204,000	195,185
Series 2006-W4 Class A2C, 0.3533% 5/25/36 (h)		201,598	74,831
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3333% 12/25/36 (h)		289,000	182,304
Chase Issuance Trust Series 2012-A4 Class A4, 1.58% 8/16/21		1,000,000	983,103
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3133% 2/25/27 (h)		$ 2,388	$ 2,387
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4502% 3/25/32 (MGIC Investment Corp. Insured) (h)		4,144	2,890
Series 2004-3 Class M4, 1.6483% 4/25/34 (h)		25,557	18,966
Series 2004-4 Class M2, 0.9883% 6/25/34 (h)		94,124	85,874
Fannie Mae Series 2004-T5 Class AB3, 1.0337% 5/28/35 (h)		6,234	5,929
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0183% 3/25/34 (h)		2,766	2,344
Fremont Home Loan Trust Series 2005-A Class M4, 1.2133% 1/25/35 (h)		58,000	6,796
GE Business Loan Trust:
Series 2003-1 Class A, 0.6292% 4/15/31 (f)(h)		17,157	16,443
Series 2006-2A:
Class A, 0.3792% 11/15/34 (f)(h)		198,016	183,172
Class B, 0.4792% 11/15/34 (f)(h)		71,623	61,143
Class C, 0.5792% 11/15/34 (f)(h)		119,020	86,429
GSAMP Trust Series 2004-AR1 Class B4, 4.0669% 6/25/34 (d)(f)		131,038	6,336
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5133% 8/25/33 (h)		39,999	37,517
Series 2003-3 Class M1, 1.4833% 8/25/33 (h)		98,726	93,148
Series 2003-5 Class A2, 0.8933% 12/25/33 (h)		5,278	4,718
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3833% 1/25/37 (h)		231,000	124,004
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3233% 11/25/36 (h)		231,000	222,374
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (h)		66,773	65,250
Series 2006-A Class 2C, 1.4331% 3/27/42 (h)		406,000	19,810
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4933% 5/25/37 (h)		96,875	1,274
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9433% 7/25/34 (h)		17,409	14,335
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1683% 7/25/34 (h)		60,665	50,660
Series 2006-FM1 Class A2B, 0.3033% 4/25/37 (h)		147,511	128,645
Series 2006-OPT1 Class A1A, 0.4533% 6/25/35 (h)		352,541	326,330
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5333% 8/25/34 (h)		9,173	9,038
Series 2004-NC8 Class M6, 2.0683% 9/25/34 (h)		20,543	14,176
Series 2005-NC1 Class M1, 0.6333% 1/25/35 (h)		64,000	59,975
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC2 Class B1, 1.3633% 3/25/35 (h)		$ 66,866	$ 2,796
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7033% 9/25/35 (h)		229,000	200,003
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4433% 9/25/34 (h)		85,000	73,732
Class M4, 1.6433% 9/25/34 (h)		109,000	38,042
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9933% 4/25/33 (h)		815	779
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2301% 6/15/33 (h)		193,424	141,681
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)		40,306	40,688
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0533% 9/25/34 (h)		4,618	4,363
TOTAL ASSET-BACKED SECURITIES (Cost $3,605,802)			4,050,461
Collateralized Mortgage Obligations - 1.1%

Private Sponsor - 0.0%
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (f)		232,091	233,035
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.632% 10/25/34 (h)		142,141	145,786
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3782% 12/20/54 (h)		682,000	644,831
Class M1, 0.5382% 12/20/54 (h)		179,000	163,875
Series 2007-1:
Class 1M1, 0.4982% 12/20/54 (h)		226,000	206,903
Class 2M1, 0.6982% 12/20/54 (h)		290,000	265,495
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.062% 8/25/36 (h)		234,922	190,822
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4033% 5/25/47 (h)		101,953	78,078
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3633% 2/25/37 (h)		183,724	161,915
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4833% 7/25/35 (h)		264,642	254,293
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (f)(h)		113,452	103,720
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.0492% 7/10/35 (f)(h)		$ 150,483	$ 136,292
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6433% 6/25/33 (f)(h)		11,229	11,023
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (h)		5,038	4,790
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5708% 4/25/33 (h)		31,326	31,734
TOTAL PRIVATE SPONSOR			2,632,592
U.S. Government Agency - 1.1%
Fannie Mae:
floater:
Series 2006-82 Class F, 0.7633% 9/25/36 (h)		1,100,697	1,103,871
Series 2007-53 Class FB, 0.5933% 6/25/37 (h)		6,360,740	6,360,852
Series 2007-85 Class FL, 0.7333% 9/25/37 (h)		2,322,311	2,342,333
Series 2007-89 Class FT, 0.7633% 9/25/37 (h)		1,777,140	1,790,159
Series 2012-110 Class JF, 0.6433% 10/25/42 (h)		3,176,508	3,172,354
Series 2012-122 Class LF, 0.5933% 11/25/42 (h)		16,074,890	16,174,618
Series 2012-93 Class FE, 0.5933% 9/25/42 (h)		8,819,998	8,835,195
Series 2013-44 Class FA, 0.455% 5/25/43 (h)		10,731,014	10,728,554
floater planned amortization class:
Series 2012-128 Class VF, 0.4433% 6/25/42 (h)		1,204,113	1,205,417
Series 2012-111 Class NF, 0.5433% 5/25/42 (h)		1,834,255	1,835,046
Series 2012-113 Class PF, 0.5433% 10/25/40 (h)		5,124,576	5,131,791
floater sequential payer:
Series 2012-101 Class FB, 0.6433% 5/25/39 (h)		7,715,986	7,777,368
Series 2012-111 Class JF 0.5933% 7/25/40 (h)		36,153,560	36,309,841
Series 2012-120 Class FE 0.4933% 2/25/39 (h)		1,309,065	1,310,970
Freddie Mac:
floater:
Series 3349 Class FE, 0.6892% 7/15/37 (h)		2,186,498	2,196,982
Series 3376 Class FA, 0.7992% 10/15/37 (h)		2,175,899	2,202,483
Series 4087 Class FB, 0.6692% 7/15/42 (h)		17,751,553	17,754,241
floater planned amortization class Series 4094 Class BF, 0.5992% 8/15/32 (h)		2,750,965	2,759,882
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6797% 10/16/40 (h)		3,023,015	3,022,083
Series 2012-48 Class FA, 0.5497% 4/16/42 (h)		4,933,073	4,947,652
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-75 Class FA, 0.6482% 6/20/42 (h)		$ 4,871,860	$ 4,909,569
Series 2012-93 Class NF, 0.5982% 7/20/42 (h)		3,319,449	3,318,380
floater sequential payer Series 2010-113 Class JF, 0.5982% 3/20/38 (h)		2,523,263	2,527,774
TOTAL U.S. GOVERNMENT AGENCY			147,717,415
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $150,365,934)			150,350,007
Commercial Mortgage Securities - 1.9%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38		217,121	218,204
Series 2005-3 Class A4, 4.668% 7/10/43		2,332,000	2,485,014
Series 2006-2 Class AAB, 5.9009% 5/10/45 (h)		171,532	178,743
Series 2006-3 Class A4, 5.889% 7/10/44		3,070,000	3,434,636
Series 2006-4 Class A4, 5.634% 7/10/46		2,000,000	2,217,352
Series 2006-6 Class A3, 5.369% 10/10/45		554,000	571,622
Series 2007-4 Class A3, 6.0025% 2/10/51 (h)		172,953	180,293
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)		860,000	905,129
Series 2006-6 Class E, 5.619% 10/10/45 (f)		160,000	19,948
Series 2007-3:
Class A3, 5.7963% 6/10/49 (h)		463,000	465,618
Class A4, 5.7963% 6/10/49 (h)		577,000	654,780
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 0.5933% 11/25/35 (f)(h)		71,838	58,960
Series 2005-4A:
Class A2, 0.5833% 1/25/36 (f)(h)		181,081	153,726
Class M1, 0.6433% 1/25/36 (f)(h)		58,448	32,555
Series 2006-4A Class A2, 0.4633% 12/25/36 (f)(h)		537,103	334,139
Series 2007-1 Class A2, 0.4633% 3/25/37 (f)(h)		115,516	73,493
Series 2007-2A:
Class A1, 0.4633% 7/25/37 (f)(h)		308,861	232,193
Class A2, 0.5133% 7/25/37 (f)(h)		289,176	149,545
Class M1, 0.5633% 7/25/37 (f)(h)		98,428	27,059
Class M4, 0.8433% 7/25/37 (f)(h)		107,932	4,924
Class M5, 0.9433% 7/25/37 (f)(h)		95,034	3,662
Class M6, 1.1933% 7/25/37 (f)(h)		5,941	12
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class A2, 0.4833% 7/25/37 (f)(h)		$ 110,265	$ 65,832
Class B1, 1.1433% 7/25/37 (f)(h)		40,633	3,105
Class M1, 0.5033% 7/25/37 (f)(h)		58,435	21,465
Class M2, 0.5333% 7/25/37 (f)(h)		62,501	18,197
Class M3, 0.5633% 7/25/37 (f)(h)		100,103	23,082
Class M4, 0.6933% 7/25/37 (f)(h)		158,030	32,040
Class M5, 0.7933% 7/25/37 (f)(h)		80,285	11,555
Class M6, 0.9933% 7/25/37 (f)(h)		60,976	7,408
Series 2007-4A:
Class M4, 1.7933% 9/25/37 (f)(h)		107,853	5,268
Class M5, 1.9433% 9/25/37 (f)(h)		25,472	813
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4992% 3/15/22 (f)(h)		514,000	477,977
Class F, 0.5492% 3/15/22 (f)(h)		315,000	286,624
Series 2006-T22 Class A4, 5.7648% 4/12/38 (h)		35,000	38,692
C-BASS Trust floater Series 2006-SC1 Class A, 0.4633% 5/25/36 (f)(h)		98,498	93,043
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (f)		325,000	335,241
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.8848% 12/10/49 (h)		2,500,000	2,876,155
Series 2007-FL3A Class A2, 0.3392% 4/15/22 (f)(h)		26,657	26,417
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		1,043,000	1,170,577
Series 2007-CD4 Class A3, 5.293% 12/11/49		270,000	277,792
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.985% 5/15/46 (h)		277,000	292,314
Series 2006-C1 Class B, 5.359% 8/15/48		831,000	84,203
Series 2007-C2 Class B, 5.617% 4/15/47 (h)		310,000	232,388
COMM pass-thru certificates:
floater:
Series 2005-FL11:
Class C, 0.4992% 11/15/17 (f)(h)		170,265	161,640
Class D, 0.5392% 11/15/17 (f)(h)		8,834	8,210
Class E, 0.5892% 11/15/17 (f)(h)		31,322	28,796
Class F, 0.6492% 11/15/17 (f)(h)		24,094	21,910
Class G, 0.6992% 11/15/17 (f)(h)		16,598	14,761
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates: - continued
floater: - continued
Series 2006-FL12 Class AJ, 0.3292% 12/15/20 (f)(h)		$ 395,000	$ 378,537
sequential payer Series 2006-C8 Class A3, 5.31% 12/10/46		789,000	802,948
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8694% 6/15/39 (h)		5,184,353	5,836,094
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)		251,000	286,224
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5492% 4/15/22 (f)(h)		988,000	880,306
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1 Class A3, 5.5814% 2/15/39 (h)		711,525	716,850
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3492% 2/15/22 (f)(h)		105,000	103,518
Class C:
0.3692% 2/15/22 (f)(h)		299,000	294,068
0.4692% 2/15/22 (f)(h)		107,000	103,700
Class F, 0.5192% 2/15/22 (f)(h)		213,000	204,921
Series 2007-C1 Class B, 5.487% 2/15/40 (f)(h)		420,000	59,244
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3882% 11/5/21 (f)(h)		104,000	101,095
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		8,519,000	9,590,554
Series 2006-GG7 Class A4, 6.0605% 7/10/38 (h)		4,240,000	4,751,361
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (f)(h)		1,030,000	1,033,406
Class C, 2.0056% 3/6/20 (f)(h)		263,000	263,877
Class D, 2.2018% 3/6/20 (f)(h)		1,737,000	1,742,954
Class H, 3.3004% 3/6/20 (f)(h)		121,000	121,543
Class J, 4.0852% 3/6/20 (f)(h)		174,000	174,847
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (f)		720,000	734,031
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		60,119	60,909
Series 2007-GG10 Class A2, 5.778% 8/10/45		59,667	60,466
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3692% 11/15/18 (f)(h)		136,384	132,611
Class C, 0.4092% 11/15/18 (f)(h)		97,087	93,875
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2: - continued
Class F, 0.5292% 11/15/18 (f)(h)		$ 66,266	$ 62,483
Class G, 0.5592% 11/15/18 (f)(h)		57,404	53,984
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)		70,205	73,386
Series 2007-CB19 Class A4, 5.9096% 2/12/49 (h)		9,580,000	10,948,765
Series 2007-LD11 Class A4, 6.0024% 6/15/49 (h)		44,825,239	51,082,932
Series 2007-LDPX Class A2 S, 5.305% 1/15/49		213,160	214,783
Series 2006-CB17 Class A3, 5.45% 12/12/43		48,443	48,403
Series 2007-CB19:
Class B, 5.9096% 2/12/49 (h)		24,000	9,480
Class C, 5.9096% 2/12/49 (h)		62,000	11,273
Class D, 5.9096% 2/12/49 (h)		65,000	6,817
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (h)		23,000	2,184
Class ES, 5.7044% 1/15/49 (f)(h)		143,000	1,159
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31		744	745
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)		3,707	3,722
Series 2006-C7 Class A2, 5.3% 11/15/38		143,134	150,647
Series 2007-C7 Class A3, 5.866% 9/15/45		11,185,505	12,677,908
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4292% 9/15/21 (f)(h)		88,297	87,299
Class E, 0.4892% 9/15/21 (f)(h)		320,310	313,489
Class F, 0.5392% 9/15/21 (f)(h)		183,169	177,436
Class G, 0.5592% 9/15/21 (f)(h)		361,641	346,706
Class H, 0.5992% 9/15/21 (f)(h)		92,993	87,293
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38		202,937	205,362
Series 2005-LC1 Class F, 5.6% 1/12/44 (f)(h)		241,000	195,477
Series 2006-C1:
Class A2, 5.8275% 5/12/39 (h)		109,266	109,624
Class AM, 5.8725% 5/12/39 (h)		820,000	910,480
Series 2007-C1 Class A4, 6.0442% 6/12/50 (h)		7,022,000	8,010,993
Series 2008-C1 Class A4, 5.69% 2/12/51		591,000	679,467
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3192% 12/12/49 (h)		14,432	14,406
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (h)		$ 3,310,000	$ 3,668,936
Class ASB, 5.133% 12/12/49 (h)		164,093	170,647
Series 2007-5 Class A4, 5.378% 8/12/48		6,120,000	6,842,962
Series 2007-6 Class A4, 5.485% 3/12/51 (h)		2,446,000	2,747,714
Series 2007-7 Class A4, 5.81% 6/12/50 (h)		1,504,000	1,711,080
Series 2006-1 Class AM, 5.7177% 2/12/39 (h)		470,000	514,484
Series 2007-6 Class B, 5.635% 3/12/51 (h)		277,000	69,115
Series 2007-7 Class B, 5.9278% 6/12/50 (h)		356,000	21,153
Series 2007-8 Class A3, 6.1305% 8/12/49 (h)		239,000	275,190
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.4% 7/15/19 (f)(h)		57,391	23,674
Series 2007-XLFA:
Class C, 0.36% 10/15/20 (f)(h)		159,000	155,032
Class D, 0.39% 10/15/20 (f)(h)		107,000	103,260
Class E, 0.45% 10/15/20 (f)(h)		134,000	125,631
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56		184,199	184,632
Series 2006-T23 Class A3, 5.9917% 8/12/41 (h)		141,000	140,354
Series 2007-HQ12 Class A4, 5.7629% 4/12/49 (h)		1,466,000	1,558,884
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)		4,212,091	4,775,429
Class B, 5.9128% 4/15/49 (h)		68,000	13,954
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-C16 Class AJ, 4.896% 10/15/41 (h)		500,000	523,158
Series 2006-WL7A:
Class E, 0.4782% 9/15/21 (f)(h)		278,000	265,944
Class F, 0.5382% 9/15/21 (f)(h)		301,000	283,432
Class G, 0.5582% 9/15/21 (f)(h)		285,000	264,091
Series 2007-WHL8 Class F, 0.6792% 6/15/20 (f)(h)		686,000	607,382
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48		210,000	234,477
Series 2006-C29:
Class A3, 5.313% 11/15/48		735,025	749,306
Class A4, 5.308% 11/15/48		1,375,000	1,534,294
Series 2007-C30 Class A5, 5.342% 12/15/43		14,926,000	16,794,432
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C31:
Class A4, 5.509% 4/15/47		$ 41,772,000	$ 46,674,989
Class A5, 5.5% 4/15/47		3,030,000	3,444,010
Series 2007-C32 Class A3, 5.9236% 6/15/49 (h)		19,939,000	22,696,344
Series 2007-C33:
Class A4, 6.1222% 2/15/51 (h)		16,542,000	18,695,504
Class A5, 6.1222% 2/15/51 (h)		4,253,000	4,919,505
Series 2005-C19 Class B, 4.892% 5/15/44		277,000	290,487
Series 2005-C22:
Class B, 5.5564% 12/15/44 (h)		614,000	498,101
Class F, 5.5564% 12/15/44 (f)(h)		462,000	127,743
Series 2006-C27 Class A3, 5.765% 7/15/45 (h)		991,743	1,084,233
Series 2007-C31 Class C, 5.8685% 4/15/47 (h)		1,142,000	805,464
Series 2007-C31A Class A2, 5.421% 4/15/47		518,027	520,372
Series 2007-C32:
Class D, 5.9236% 6/15/49 (h)		208,000	81,120
Class E, 5.9236% 6/15/49 (h)		328,000	113,160
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $271,889,801)			278,341,433
Municipal Securities - 0.3%

Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49		425,000	565,786
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)		465,000	480,596
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		435,000	601,605
6.2% 3/1/19		1,340,000	1,622,874
7.3% 10/1/39		345,000	474,285
7.5% 4/1/34		2,915,000	4,046,399
7.55% 4/1/39		3,035,000	4,340,991
7.6% 11/1/40		6,425,000	9,324,667
7.625% 3/1/40		665,000	954,262
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		320,000	412,790
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2010 A, 5.792% 11/1/41		200,000	252,478
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2010 A, 5.522% 10/1/44		150,000	179,354
Municipal Securities - continued
		Principal Amount (c)	Value
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		$ 12,045,000	$ 12,085,110
Series 2010-1, 6.63% 2/1/35		1,580,000	1,799,952
Series 2010-3:
6.725% 4/1/35		2,510,000	2,887,102
7.35% 7/1/35		810,000	983,705
Series 2011:
5.665% 3/1/18		1,025,000	1,159,726
5.877% 3/1/19		1,585,000	1,801,495
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40		150,000	190,436
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41		775,000	1,085,031
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62		450,000	439,110
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41		300,000	334,239
TOTAL MUNICIPAL SECURITIES (Cost $44,156,395)			46,021,993
Foreign Government and Government Agency Obligations - 0.4%

Brazilian Federative Republic 8.25% 1/20/34		250,000	362,500
Chilean Republic 3.875% 8/5/20		800,000	866,000
Israeli State 4% 6/30/22		300,000	320,414
United Mexican States:
4.75% 3/8/44		3,382,000	3,382,000
5.625% 1/15/17		1,500,000	1,695,000
5.625% 1/15/17		700,000	791,000
6.5% 6/9/22	MXN	559,500,000	47,356,221
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $58,272,309)			54,773,135
Fixed-Income Funds - 73.1%
	Shares
Intermediate-Term Bond Funds - 71.8%
BlackRock Strategic Income Opportunities Investor A	12,757,112	130,250,109
DoubleLine Total Return Bond Fund	62,588,792	704,749,802
Fidelity GNMA Fund (e)	30,987,424	356,975,129
Fixed-Income Funds - continued
	Shares	Value
Intermediate-Term Bond Funds - continued
ING Intermediate Bond Fund - Class A	3,707,355	$ 37,147,693
JPMorgan Core Bond Fund Class A	120,284,266	1,428,977,077
Metropolitan West Total Return Bond Fund Class M	132,040,803	1,432,642,710
PIMCO Credit Absolute Return Fund Institutional Class	2,232,641	23,911,585
PIMCO Total Return Fund Administrative Class	290,336,857	3,214,028,982
Spartan U.S. Bond Index Fund Investor Class (e)	59,277,843	691,772,433
Westcore Plus Bond Fund	4,145,601	45,808,888
Western Asset Core Bond Fund Class F	60,367,860	732,865,823
Western Asset Core Plus Bond Fund	133,232,351	1,534,836,684
TOTAL INTERMEDIATE-TERM BOND FUNDS		10,333,966,915
Long Government Bond Funds - 0.4%
Spartan Long-Term Treasury Bond Index Fund Investor Class (e)	4,575,044	56,181,545
Long-Term Bond Funds - 0.9%
PIMCO Long-Term Credit Fund Institutional Class	10,830,555	138,739,409
TOTAL FIXED-INCOME FUNDS (Cost $10,383,396,698)		10,528,887,869
Short-Term Funds - 2.5%

Short-Term Funds - 2.5%
Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $357,647,900)	31,013,422	355,103,678
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.12% (a)	142,295,904	142,295,904
SSgA US Treasury Money Market Fund, 0% (b)	98,682,746	98,682,746
TOTAL MONEY MARKET FUNDS (Cost $240,978,650)		240,978,650
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $14,532,169,238)		14,686,766,229
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(291,377,182)
NET ASSETS - 100%		$ 14,395,389,047
TBA Sale Commitments
	Principal Amount (c)	Value
Fannie Mae
3% 6/1/43	$ (1,800,000)	$ (1,812,623)
3% 6/1/43	(1,000,000)	(1,007,013)
3% 6/1/43	(1,500,000)	(1,510,520)
3% 6/1/43	(500,000)	(503,507)
3% 6/1/43	(1,000,000)	(1,007,013)
3% 6/1/43	(500,000)	(503,507)
3% 6/1/43	(1,000,000)	(1,007,013)
3.5% 6/1/43	(10,200,000)	(10,567,359)
3.5% 6/1/43	(10,400,000)	(10,774,562)
3.5% 7/1/43	(1,500,000)	(1,549,863)
4% 6/1/28	(3,400,000)	(3,611,438)
4% 6/1/43	(22,200,000)	(23,422,734)
4% 6/1/43	(500,000)	(527,539)
4.5% 6/1/43	(15,900,000)	(16,989,398)
5.5% 6/1/43	(12,800,000)	(13,864,566)
5.5% 6/1/43	(11,000,000)	(11,914,861)
6% 6/1/43	(6,800,000)	(7,399,763)
TOTAL FANNIE MAE		(107,973,279)
Freddie Mac
3.5% 6/1/43	(7,400,000)	(7,648,015)
Ginnie Mae
3% 5/1/43	(1,000,000)	(1,021,388)
3% 6/1/43	(500,000)	(510,147)
3% 6/1/43	(500,000)	(510,069)
3.5% 6/1/43	(500,000)	(525,898)
3.5% 6/1/43	(1,000,000)	(1,049,297)
4% 6/1/43	(2,000,000)	(2,123,685)
4.5% 6/1/43	(1,000,000)	(1,069,427)
5% 6/1/43	(2,700,000)	(2,911,876)
TOTAL GINNIE MAE		(9,721,787)
TOTAL TBA SALE COMMITMENTS (Proceeds $126,683,884)		$ (125,343,081)

Quarterly Report

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse	(1%)	$ 2,000,000	$ 13,249	$ (116,287)	$ (103,038)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase, Inc.	(1%)	1,655,634	15,707	(112,347)	(96,640)
National Australia Bank Ltd	Dec. 2018	Credit Suisse	(1%)	2,000,000	28,667	(196,916)	(168,249)
National Australia Bank Ltd	Dec. 2018	Credit Suisse	(1%)	2,000,000	28,667	(166,224)	(137,557)
Societe Generale	Dec. 2017	Credit Suisse	(3%)	1,764,000	(105,745)	25,100	(80,645)
Societe Generale	Dec. 2017	Credit Suisse	(3%)	1,765,000	(105,805)	66,177	(39,628)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse	(1%)	1,500,000	15,597	(32,810)	(17,213)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse	(1%)	1,765,000	18,353	(86,711)	(68,358)
TOTAL CREDIT DEFAULT SWAPS					$ (91,310)	$ (620,018)	$ (711,328)

Quarterly Report

Investments (Unaudited) - continued

Currency Abbreviations
MXN	-	Mexican peso
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $89,851,114 or 0.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 80,464
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 338,085,469	$ 24,803,349	$ -	$ 1,491,352	$ 356,975,129
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Spartan Long-Term Treasury Bond Index Fund Investor Class	$ 59,816,667	$ 8,899,010	$ 10,642,184	$ 399,480	$ 56,181,545
Spartan U.S. Bond Index Fund Investor Class	748,814,170	157,814,546	205,249,630	3,218,562	691,772,433
Total	$ 1,146,716,306	$ 219,516,905	$ 215,891,814	$ 5,109,394	$ 1,104,929,107
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 875,636,634	$ -	$ 875,636,634	$ -
U.S. Government and Government Agency Obligations	1,284,794,121	-	1,284,794,121	-
U.S. Government Agency - Mortgage Securities	867,828,248	-	867,828,248	-
Asset-Backed Securities	4,050,461	-	4,022,676	27,785
Collateralized Mortgage Obligations	150,350,007	-	150,109,995	240,012
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Commercial Mortgage Securities	$ 278,341,433	$ -	$ 278,317,759	$ 23,674
Municipal Securities	46,021,993	-	46,021,993	-
Foreign Government and Government Agency Obligations	54,773,135	-	54,773,135	-
Fixed-Income Funds	10,528,887,869	10,528,887,869	-	-
Short-Term Funds	355,103,678	355,103,678	-	-
Money Market Funds	240,978,650	240,978,650	-	-
Total Investments in Securities:	$ 14,686,766,229	$ 11,124,970,197	$ 3,561,504,561	$ 291,471
Derivative Instruments:
Assets
Swaps	$ 120,240	$ -	$ 120,240	$ -
Liabilities
Swaps	$ (211,550)	$ -	$ (211,550)	$ -
Total Derivative Instruments:	$ (91,310)	$ -	$ (91,310)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (125,343,081)	$ -	$ (125,343,081)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $14,538,296,251. Net unrealized appreciation aggregated $148,469,978, of which $271,353,038 related to appreciated investment securities and $122,883,060 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2013

1.912886.102

SRQ-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Investor A Class	49,284,974	$ 406,108,189
Eaton Vance Income Fund of Boston - Class A	49,016,588	298,020,855
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	9,238,949	92,851,434
Fidelity Advisor High Income Fund Institutional Class (a)	9,664,813	85,436,947
Fidelity Capital & Income Fund (a)	77,137,741	754,407,108
Fidelity High Income Fund (a)	52,908,981	500,518,963
Hotchkis and Wiley High Yield Fund A	18,275,092	239,769,211
Janus High-Yield Fund Class T	42,808,353	404,110,855
MainStay High Yield Corporate Bond Fund Class A	27,380,665	168,391,089
PIMCO High Yield Fund Administrative Class	28,692,224	278,314,578
T. Rowe Price High Yield Fund Advisor Class	114,568,314	821,454,810
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,741,929,069)		4,049,384,039
NET OTHER ASSETS (LIABILITIES) - 0.0%		(512,901)
NET ASSETS - 100%		$ 4,048,871,138
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 90,291,547	$ 1,192,107	$ -	$ 1,192,107	$ 92,851,434
Fidelity Advisor High Income Fund Institutional Class	83,937,551	1,122,311	-	1,122,311	85,436,947
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital & Income Fund	$ 733,598,487	$ 9,386,636	$ -	$ 9,386,636	$ 754,407,108
Fidelity High Income Fund	492,213,385	6,774,469	-	6,774,469	500,518,963
Total	$ 1,400,040,970	$ 18,475,523	$ -	$ 18,475,523	$ 1,433,214,452
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $3,744,658,786. Net unrealized appreciation aggregated $304,725,253, of which $306,130,262 related to appreciated investment securities and $1,405,009 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2013

1.918363.102

SAE-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 12.6%
	Shares	Value
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.0%
ATLASBX Co. Ltd.	1,967	$ 72,965
Dongah Tire & Rubber Co. Ltd.	3,340	54,808
INZI Controls Co. Ltd.	14,050	77,259
PT Gadjah Tunggal Tbk	242,000	79,411
S&T Motiv Co. Ltd.	2,050	48,212
Sungwoo Hitech Co. Ltd.	10,249	137,805
		470,460
Automobiles - 0.5%
DRB-Hicom BHD	149,800	139,389
Hyundai Motor Co.	20,714	3,847,019
Kia Motors Corp.	81,449	4,220,875
Qingling Motors Co. Ltd. (H Shares)	140,000	40,877
Tata Motors Ltd. sponsored ADR	14,571	399,683
UMW Holdings Bhd	66,700	310,248
		8,958,091
Distributors - 0.1%
Imperial Holdings Ltd.	91,992	1,928,441
Hotels, Restaurants & Leisure - 0.0%
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	272,000	48,179
Household Durables - 0.0%
Rodobens Negocios Imobiliarios SA	18,200	127,803
Skyworth Digital Holdings Ltd.	170,000	114,003
TCL Multimedia Technology Holdings Ltd.	604,000	505,444
Vestel Elektonik Sanayi ve Ticaret A/S (a)	25,322	32,726
		779,976
Leisure Equipment & Products - 0.0%
Ability Enterprise Co. Ltd.	61,000	53,450
Media - 0.4%
ABS CBN Broadcasting Corp. unit	94,000	101,532
Benpres Holdings Corp.	3,487,800	499,553
CJ E&M Corp. (a)	49,178	1,504,230
Grupo Televisa SA de CV (CPO) sponsored ADR	123,902	3,231,364
Hyundai Hy Communications & Networks Co. Ltd.	268,010	1,351,154
Media Prima Bhd	79,900	77,309
SinoMedia Holding Ltd.	114,000	84,688
		6,849,830
Specialty Retail - 0.0%
Super Group Ltd. (a)	38,982	94,530
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Aksa Akrilik Kimya Sanayii	61,720	$ 218,863
China Great Star International Ltd. (a)	33,559	52,068
Grendene SA	71,000	654,043
Hansae Yes24 Holdings Co. Ltd.	28,386	150,612
Huvis Corp.	40,120	379,029
Nien Hsing Textile Co. Ltd.	69,000	67,099
Weiqiao Textile Co. Ltd. (H Shares)	514,500	332,319
		1,854,033
TOTAL CONSUMER DISCRETIONARY		21,036,990
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	26,631	1,013,842
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	5,214	566,188
Hitejinro Holdings Co. Ltd.	5,900	74,604
Pepsi-Cola Products Philippines, Inc.	2,298,100	348,707
		2,003,341
Food Products - 0.3%
Chaoda Modern Agriculture ADR (a)	1,134	1,826
China Green (Holdings) Ltd. (a)	237,000	22,929
Gruma S.A.B. de CV Series B (a)	336,117	1,505,369
Grupo Bimbo S.A.B. de CV Series A	45,628	135,082
JBS SA	357,100	1,137,091
Kulim Malaysia Bhd	403,700	460,688
Marfrig Frigor E Com de Alabama SA (a)	391,100	1,351,265
Pinar Entegre Et ve Un Sanayi AS	6,573	26,327
Samyang Holdings Corp.	785	60,881
San Miguel Pure Foods Co., Inc.	24,100	161,996
		4,863,454
Personal Products - 0.0%
China King-highway Holdings Ltd. (a)	157,740	375,117
Real Nutriceutical Group Ltd.	242,000	77,415
		452,532
TOTAL CONSUMER STAPLES		7,319,327
Common Stocks - continued
	Shares	Value
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Bangchak Petroleum PCL:
(For. Reg.)	595,700	$ 659,628
NVDR	128,600	143,935
China Petroleum & Chemical Corp. (H Shares)	3,880,000	3,956,995
Cosan Ltd. Class A	68,020	1,291,700
Cosan SA Industria e Comercio	15,900	346,611
GPN Capital SA sponsored:
ADR	3,664	70,715
ADR	14,985	284,565
Grupa Lotos SA (a)	83,669	1,093,116
Lanna Resources PCL	53,400	22,957
LUKOIL Oil Co. sponsored ADR (United Kingdom)	101,821	6,017,621
Petrobras Energia SA sponsored ADR	22,142	93,439
PetroChina Co. Ltd. (H Shares)	64,000	74,139
Polski Koncern Naftowy Orlen SA	226,321	3,647,009
PTT PCL NVDR	18,800	201,504
Surgutneftegaz JSC sponsored ADR	112,088	848,506
Thai Oil PCL NVDR	195,400	410,714
		19,163,154
FINANCIALS - 4.1%
Capital Markets - 0.0%
A.F.P. Provida SA sponsored ADR	1,621	149,083
Is Yatirim Menkul Degerler A/S	30,027	28,063
		177,146
Commercial Banks - 3.2%
Agricultural Bank of China Ltd. (H Shares)	5,470,000	2,543,349
Banco do Brasil SA	281,200	3,298,041
Bangkok Bank PCL	143,500	973,886
Bangkok Bank PCL NVDR	152,000	1,026,565
Bank Communications Co. Ltd. (H Shares)	1,174,000	893,720
Bank of China Ltd. (H Shares)	14,173,000	6,675,476
BIMB Holdings Bhd	35,500	45,686
China CITIC Bank Corp. Ltd. (H Shares)	3,613,000	1,934,205
China Construction Bank Corp. (H Shares)	9,212,000	7,426,996
China Merchants Bank Co. Ltd. (H Shares)	514,000	1,028,655
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	92,000	46,511
Grupo Financiero Banorte S.A.B. de CV Series O	684,600	4,379,790
Grupo Financiero Santander Mexico S.A.B. de CV sponsored ADR (a)	14,868	235,212
GSD Holding A/S (a)	135,167	109,722
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Hana Financial Group, Inc.	16,870	$ 561,837
Hong Leong Credit Bhd	11,300	54,296
ICICI Bank Ltd. sponsored ADR	52,138	2,344,646
Industrial & Commercial Bank of China Ltd. (H Shares)	6,290,000	4,400,855
Kasikornbank PCL NVDR	469,800	3,017,597
Krung Thai Bank PCL:
(For. Reg.)	1,704,500	1,232,375
NVDR	3,671,600	2,685,040
Malayan Banking Bhd	464,500	1,527,162
Metropolitan Bank & Trust Co.	325,600	971,952
PT Bank Bukopin Tbk	834,000	70,511
PT Bank Jabar Banten Tbk	767,500	95,455
PT Bank PAN Indonesia Tbk (a)	784,500	70,950
RHB Capital Bhd	454,000	1,282,828
Security Bank Corp.	50,090	204,811
Thanachart Capital PCL:
(For. Reg.)	797,900	1,182,368
NVDR	333,700	500,590
TISCO Financial Group PCL	31,900	51,427
TISCO Financial Group PCL rights 6/25/13 (a)	3,190	2,687
Turk Ekonomi Bankasi A/S (a)	82,803	111,436
Turkiye Halk Bankasi A/S	269,493	2,892,822
Turkiye Is Bankasi A/S Series C	1,203,804	4,474,486
Turkiye Vakiflar Bankasi TAO	1,151,019	3,663,591
		62,017,536
Consumer Finance - 0.0%
Krungthai Card PCL NVDR	205,800	299,849
Diversified Financial Services - 0.1%
FirstRand Ltd.	439,615	1,288,880
Meritz Financial Holdings Co. (a)	4,270	18,019
Metro Pacific Investments Corp.	1,047,000	155,652
		1,462,551
Insurance - 0.6%
Allianz Malaysia Bhd	31,000	94,905
First Insurance Co. Ltd.	135,000	89,877
Liberty Holdings Ltd.	202,698	2,536,256
LIG Insurance Co. Ltd.	39,260	856,657
Long Bon International Co. Ltd.	112,000	81,773
Lotte Non-Life Insurnce Co. Ltd. (a)	16,320	51,939
Mercuries Life Insurance Co. Ltd.	228,000	127,401
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Meritz Fire & Marine Insurance Co. Ltd.	10,280	$ 119,162
MMI Holdings Ltd.	1,071,872	2,539,610
MNRB Holdings Bhd	36,000	43,766
Porto Seguro SA	314,100	3,890,687
PT Panin Life Tbk (a)	2,282,500	63,742
Sanlam Ltd.	107,510	506,460
Shin Kong Financial Holding Co. Ltd. (a)	1,623,000	550,079
Syarikat Takaful Malaysia Bhd	93,600	223,443
Tong Yang Life Insurance Co. Ltd.	5,460	51,618
		11,827,375
Real Estate Investment Trusts - 0.0%
Torunlar Gayrimenkul Yatirim Ortakligi AS	37,070	80,970
Real Estate Management & Development - 0.2%
Chong Hong Construction Co. Ltd.	54,000	200,704
Greentown China Holdings Ltd.	238,500	421,641
Guangzhou R&F Properties Co. Ltd. (H Shares)	202,800	375,813
Jiangsu Future Land Co. Ltd. (B Shares)	615,000	488,685
KLCC Property Holdings Bhd	198,300	429,029
Korea Real Estate Investment Trust Co. (a)	177,189	237,791
LBS Bina Group Bhd	401,900	160,684
PT Agung Podomoro Land Tbk	15,189,500	758,500
PT Intiland Development Tbk	1,614,000	105,443
PT Kawasan Industri Jababeka Tbk (a)	2,298,500	95,649
PT Lippo Cikarang Tbk (a)	549,500	574,179
Tropicana Corp. Bhd	106,000	72,091
Vista Land & Lifescapes, Inc.	3,107,100	481,009
		4,401,218
TOTAL FINANCIALS		80,266,645
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Top Glove Corp. Bhd	132,500	273,099
Health Care Providers & Services - 0.0%
Faber Group Bhd	107,700	56,025
Profarma Distribuidora de Produtos Farmaceuticos SA	10,400	82,499
		138,524
Pharmaceuticals - 0.2%
Chong Kun Dang Pharmaceutical Corp.	17,790	911,135
Daewoong Pharmaceutical Co. Ltd.	4,635	280,744
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Dong Wha Pharm Co. Ltd.	32,350	$ 196,407
Dr. Reddy's Laboratories Ltd. sponsored ADR	68,845	2,545,200
Egis Rt.	5,971	537,515
		4,471,001
TOTAL HEALTH CARE		4,882,624
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR	64,145	2,326,539
Airlines - 0.3%
Cebu Air, Inc.	112,630	211,764
Turk Hava Yollari AO	1,122,192	5,213,923
		5,425,687
Commercial Services & Supplies - 0.0%
China Stationery Ltd.	102,400	11,710
KTCS Corp.	21,960	57,172
KTIS Corp.	15,400	65,640
		134,522
Construction & Engineering - 0.0%
Daelim Industrial Co.	2,288	189,874
EEI Corp.	217,000	78,471
Empresas ICA Sociedad Controladora S.A.B. de CV (a)	135,458	245,405
Mudajaya Group Bhd	111,000	94,800
PT Petrosea Tbk	344,500	45,953
PT Surya Semesta Internusa Tbk	1,027,500	173,515
		828,018
Electrical Equipment - 0.0%
DONGYANG E&P, Inc.	21,665	417,004
Korea Electric Terminal Co. Ltd.	4,710	145,553
		562,557
Industrial Conglomerates - 0.2%
Alarko Holding AS	34,732	109,436
Alfa SA de CV Series A	907,000	2,140,756
Cahya Mata Sarawak Bhd	45,500	87,607
CJ Corp.	8,996	989,243
GRUP KUO, S.A.B. de CV Series B	80,711	190,120
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
San Miguel Corp.	55,060	$ 119,724
Yazicilar Holding A/S	15,732	228,524
		3,865,410
Machinery - 0.0%
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	240,500	251,488
Marine - 0.0%
Grindrod Ltd.	26,097	52,158
Transportation Infrastructure - 0.2%
Airports of Thailand PCL:
(depositary receipt)	120,600	734,572
(For. Reg.)	199,800	1,203,816
Bangkok Expressway PCL (For.Reg.)	42,500	55,020
Grupo Aeroportuario del Pacifico SA de CV:
Series B	73,534	390,221
sponsored ADR	3,569	187,622
Grupo Aeroportuario Norte S.A.B. de CV	61,316	210,221
OHL Mexico S.A.B. de CV (a)	173,032	467,305
		3,248,777
TOTAL INDUSTRIALS		16,695,156
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.0%
Accton Technology Corp.	298,000	176,689
BYD Electronic International Co. Ltd.	162,000	101,771
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	6,986	7,545
China Wireless Technologies Ltd.	428,000	194,150
Humax Co. Ltd.	4,905	46,425
		526,580
Computers & Peripherals - 0.0%
Bematech Industria e Comercio de Equipamentos Eletronicos SA	38,900	137,125
CMC Magnetics Corp. (a)	1,302,000	245,994
Ichia Technologies, Inc. (a)	113,000	59,951
Pegatron Corp. (a)	87,000	155,648
		598,718
Electronic Equipment & Components - 0.5%
AU Optronics Corp. (a)	1,170,000	531,699
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Coretronic Corp.	163,000	$ 144,169
Daeduck Electronics Co. Ltd.	5,310	50,673
Daeduck GDS Co. Ltd.	7,000	136,681
Daou Data Corp.	29,550	146,365
Delta Electronics PCL NVDR	59,800	71,995
Everlight Electronics Co. Ltd.	35,000	64,351
HannStar Board Corp.	122,000	56,692
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	238,996	1,208,125
Innolux Corp. (a)	2,548,000	1,698,872
INTOPS Co. Ltd.	21,141	564,610
INZI Display Co. Ltd.	313,297	758,330
Jahwa Electronics Co. Ltd.	5,560	135,858
LG Display Co. Ltd. (a)	122,610	3,371,074
Sam Young Electronics Co. Ltd.	4,410	36,158
Samsung SDI Co. Ltd.	3,970	497,625
Taiwan Union Technology Corp.	122,000	83,879
		9,557,156
Internet Software & Services - 0.1%
Daou Technology, Inc.	63,960	1,067,103
NetEase.com, Inc. sponsored ADR	8,810	563,223
		1,630,326
IT Services - 0.0%
CSU Cardsystem SA	20,600	26,450
Wipro Ltd. sponsored ADR	99,299	757,651
WNS Holdings Ltd. sponsored ADR (a)	3,776	60,794
		844,895
Office Electronics - 0.0%
Sindoh Co. Ltd.	8,382	533,848
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Semiconductor Engineering, Inc. sponsored ADR	531,257	2,231,279
AnaPass, Inc.	3,826	50,837
Apollo Solar Energy Technology Holdings Ltd. (a)	5,734,000	376,026
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	15,719	286,715
Himax Technologies, Inc. sponsored ADR	91,880	662,455
Powertech Technology, Inc.	86,000	154,556
Samsung Electronics Co. Ltd.	12,091	16,268,475
Silicon Motion Technology Corp. sponsored ADR	66,889	751,832
Taiwan Semiconductor Co. Ltd.	127,000	81,383
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	407,996	$ 7,613,205
Topco Scientific Co. Ltd.	114,000	202,294
		28,679,057
Software - 0.1%
Changyou.com Ltd. (A Shares) ADR	28,557	878,128
Giant Interactive Group, Inc. ADR (a)	67,194	568,461
Perfect World Co. Ltd. sponsored ADR Class B	28,678	442,502
		1,889,091
TOTAL INFORMATION TECHNOLOGY		44,259,671
MATERIALS - 0.8%
Chemicals - 0.1%
Gubre Fabrikalari TAS (a)	20,121	159,034
Hanwha Corp.	17,320	480,375
Kolon Corp.	1,780	36,021
Kunsul Chemical Industrial Co. Ltd.	2,980	68,986
PTT Global Chemical PCL NVDR	787,300	1,876,680
Taekwang Industrial Co. Ltd.	168	154,741
		2,775,837
Construction Materials - 0.0%
Asia Cement (China) Holdings Corp.	103,500	54,165
Eternit SA	38,500	179,396
TPI Polene PCL	127,000	56,252
		289,813
Containers & Packaging - 0.1%
Anadolu Cam Sanayii A/S	313,855	502,838
Bio Pappel S.A.B. de CV (a)	179,268	388,467
Kian Joo Can Factory Bhd	62,900	56,452
Mpact Ltd.	29,863	71,230
		1,018,987
Metals & Mining - 0.5%
Dongil Industries Co. Ltd.	1,940	97,005
Grupo Mexico SA de CV Series B	759,337	2,514,237
Grupo Simec SA de CV (a)	101,100	465,298
Grupo Simec SA de CV Series B sponsored ADR (a)	3,283	44,879
Husteel Co. Ltd.	12,640	280,584
Industrias CH SA de CV (a)	69,796	498,798
KGHM Polska Miedz SA (Bearer)	16,692	752,637
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
KISCO Corp.	3,180	$ 75,254
KISWIRE Ltd.	1,630	49,358
Ternium SA sponsored ADR	175,519	4,089,593
		8,867,643
Paper & Forest Products - 0.1%
Duratex SA	35,200	238,633
Fibria Celulose SA (a)	123,900	1,361,176
Hankuk Paper Manufacturing Co. Ltd.	3,240	69,326
Hansol Paper Co. Ltd.	66,290	837,103
Mondi Ltd.	3,296	43,894
Sappi Ltd. (a)	75,463	191,246
Sungchang Enterprise Holdings (a)	2,540	53,462
		2,794,840
TOTAL MATERIALS		15,747,120
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
Axtel S.A.B. de CV unit (a)	704,054	239,125
China Communications Services Corp. Ltd. (H Shares)	152,000	99,475
China Telecom Corp. Ltd. (H Shares)	2,910,000	1,386,395
KT Corp.	120,050	4,098,354
LG Telecom Ltd. (a)	47,390	488,575
PT Telkomunikasi Indonesia Tbk:
Series B	741,000	832,021
sponsored ADR	29,732	1,343,886
SK Broadband Co., Ltd. (a)	54,830	246,335
Telefonica Brasil SA sponsored ADR	92,555	2,287,034
Telkom SA Ltd. (a)	117,986	174,717
		11,195,917
Wireless Telecommunication Services - 0.6%
Advanced Info Service PCL (For. Reg.)	142,100	1,217,146
Mobile TeleSystems OJSC sponsored ADR	17,500	337,225
MTN Group Ltd.	125,297	2,276,327
Sistema JSFC sponsored GDR	22,816	435,557
TIM Participacoes SA	399,200	1,524,632
TIM Participacoes SA sponsored ADR	76,714	1,469,840
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Total Access Communication PCL NVDR	636,000	$ 2,406,717
VimpelCom Ltd. sponsored ADR	263,982	2,626,621
		12,294,065
TOTAL TELECOMMUNICATION SERVICES		23,489,982
UTILITIES - 0.8%
Electric Utilities - 0.5%
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	51,370	535,275
Companhia Energetica do Ceara	900	18,758
Enersis SA sponsored ADR	155,805	2,611,292
Polska Grupa Energetyczna SA	26,854	147,783
Tauron Polska Energia SA	428,174	564,997
Tenaga Nasional Bhd	2,003,000	5,394,189
		9,272,294
Gas Utilities - 0.2%
Busan City Gas Co. Ltd.	320	7,959
Daesung Energy Co. Ltd.	22,060	108,786
E1 Corp.	2,117	139,852
Infraestructura Energetica Nova S.A.B. de CV	27,952	103,730
Korea District Heating Corp.	1,758	138,147
Kyungnam Energy Co. Ltd.	21,890	125,926
PT Perusahaan Gas Negara Tbk Series B	3,759,500	2,107,375
Samchully Co. Ltd.	1,528	168,736
		2,900,511
Independent Power Producers & Energy Traders - 0.0%
Aboitiz Power Corp.	320,000	270,385
Huaneng Power International, Inc. (H Shares)	128,000	130,543
		400,928
Water Utilities - 0.1%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	49,700	622,120
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	174,696	$ 2,222,133
Puncak Niaga Holding Bhd	80,600	46,568
		2,890,821
TOTAL UTILITIES		15,464,554
TOTAL COMMON STOCKS (Cost $230,353,679)		248,325,223
Nonconvertible Preferred Stocks - 0.6%

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	74,900	3,632,045
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	281,400	2,627,696
MATERIALS - 0.1%
Metals & Mining - 0.1%
Metalurgica Gerdau SA (PN)	179,000	1,373,966
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Oi SA (PN)	77,400	144,190
Telefonica Brasil SA	71,200	1,753,572
		1,897,762
UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	160,931	1,648,532
Companhia Energetica do Ceara	7,100	145,792
		1,794,324
Independent Power Producers & Energy Traders - 0.0%
Companhia Energetica de Sao Paulo Series A	103,800	994,479
Nonconvertible Preferred Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.0%
Cia de Saneamento do Parana	8,000	$ 30,292
TOTAL UTILITIES		2,819,095
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,565,071)		12,350,564
Equity Funds - 81.2%

Emerging Markets Funds - 81.0%
Aberdeen Emerging Markets Institutional Fund	18,066,803	277,867,423
Eaton Vance Parametric Structured Emerging Markets Fund Class A	6,583,018	97,165,340
Fidelity Emerging Markets Fund (c)	8,218,301	194,609,364
GMO Emerging Markets Fund - Class V	22,104,398	240,274,811
Invesco Developing Markets Fund Class A	2,828,419	96,420,793
iShares FTSE/Xinhua China 25 Index ETF	679,800	24,479,598
Lazard Emerging Markets Equity Portfolio Institutional Class	14,309,231	271,732,300
Oppenheimer Developing Markets Fund Class A	2,825,479	100,530,532
SSgA Emerging Markets Fund	4,685,250	92,674,240
T. Rowe Price Emerging Markets Stock Fund	6,214,381	204,825,983
TOTAL EMERGING MARKETS FUNDS		1,600,580,384
Europe Stock Funds - 0.2%
Market Vectors Russia ETF	191,700	4,850,010
Sector Funds - 0.0%
RS Global Natural Resources Fund Class A	66	2,495
TOTAL EQUITY FUNDS (Cost $1,693,589,465)		1,605,432,889
Money Market Funds - 5.2%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (b) (Cost $103,289,078)	103,289,078	$ 103,289,078
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,040,797,293)		1,969,397,754
NET OTHER ASSETS (LIABILITIES) - 0.4%		7,347,118
NET ASSETS - 100%		$ 1,976,744,872
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,830 NYSE E-mini MSCI Emerging Markets Index Contracts	June 2013	$ 90,484,350	$ (3,624,439)

The face value of futures purchased as a percentage of net assets is 4.6%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 190,112,567	$ 4,078,566	$ -	$ -	$ 194,609,364
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,036,990	$ 7,288,538	$ 13,748,452	$ -
Consumer Staples	10,951,372	9,879,738	1,071,634	-
Energy	21,790,850	16,320,978	5,469,872	-
Financials	80,266,645	34,343,179	45,923,466	-
Health Care	4,882,624	3,165,214	1,717,410	-
Industrials	16,695,156	12,172,189	4,522,967	-
Information Technology	44,259,671	16,195,490	28,064,181	-
Materials	17,121,086	12,875,322	4,245,764	-
Telecommunication Services	25,387,744	14,612,726	10,775,018	-
Utilities	18,283,649	9,915,568	8,368,081	-
Equity Funds	1,605,432,889	1,605,432,889	-	-
Money Market Funds	103,289,078	103,289,078	-	-
Total Investments in Securities:	$ 1,969,397,754	$ 1,845,490,909	$ 123,906,845	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (3,624,439)	$ (3,624,439)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 95,324,707
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $2,042,223,059. Net unrealized depreciation aggregated $72,825,305, of which $61,107,845 related to appreciated investment securities and $133,933,150 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

May 31, 2013

1.933026.101

AMM-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	3,265	$ 58,084
Cooper Tire & Rubber Co.	3,607	93,205
Dana Holding Corp.	4,460	84,383
Gentherm, Inc. (a)	485	8,934
Tenneco, Inc. (a)	2,253	99,943
TRW Automotive Holdings Corp. (a)	3,498	221,598
Visteon Corp. (a)	3,150	199,931
		766,078
Distributors - 0.2%
Pool Corp.	1,997	102,746
Diversified Consumer Services - 0.1%
LifeLock, Inc.	1,042	10,753
Sotheby's Class A (Ltd. vtg.)	515	19,184
		29,937
Hotels, Restaurants & Leisure - 2.4%
Choice Hotels International, Inc.	1,506	59,457
Del Frisco's Restaurant Group, Inc. (a)	1,870	34,763
Domino's Pizza, Inc.	1,716	101,707
Dunkin' Brands Group, Inc.	1,775	70,290
Hyatt Hotels Corp. Class A (a)	4,210	173,115
International Game Technology	3,975	71,073
Jack in the Box, Inc. (a)	2,749	100,311
Life Time Fitness, Inc. (a)	1,639	81,688
Marriott Vacations Worldwide Corp. (a)	1,530	67,703
Penn National Gaming, Inc. (a)	2,028	111,621
Scientific Games Corp. Class A (a)	2,300	25,047
Six Flags Entertainment Corp.	940	70,096
Vail Resorts, Inc.	2,180	139,629
Wendy's Co.	4,500	26,775
		1,133,275
Household Durables - 2.5%
D.R. Horton, Inc.	1,260	30,694
Ethan Allen Interiors, Inc.	3,187	99,976
Jarden Corp. (a)	2,175	101,312
M.D.C. Holdings, Inc.	4,320	160,315
Mohawk Industries, Inc. (a)	1,125	125,066
Newell Rubbermaid, Inc.	5,575	150,748
Ryland Group, Inc.	5,471	247,727
Taylor Morrison Home Corp.	990	25,572
Tempur-Pedic International, Inc. (a)	377	15,940
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Toll Brothers, Inc. (a)	1,070	$ 36,562
TRI Pointe Homes, Inc.	1,855	31,238
Whirlpool Corp.	1,050	134,148
William Lyon Homes, Inc. (a)	1,280	33,344
		1,192,642
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.	554	25,977
Brunswick Corp.	4,678	157,040
		183,017
Media - 1.8%
AMC Networks, Inc. Class A (a)	1,050	67,221
Belo Corp. Series A	3,775	42,356
Gannett Co., Inc.	5,600	120,400
Lamar Advertising Co. Class A (a)	1,360	63,553
Nexstar Broadcasting Group, Inc. Class A	3,105	86,940
Regal Entertainment Group Class A	1,690	29,913
Sinclair Broadcast Group, Inc. Class A	8,485	229,350
Tribune Co. Class A (a)	3,800	215,650
		855,383
Specialty Retail - 3.4%
Abercrombie & Fitch Co. Class A	2,675	133,964
Advance Auto Parts, Inc.	380	30,978
ANN, Inc. (a)	1,395	42,799
DSW, Inc. Class A	1,878	138,953
Express, Inc. (a)	2,604	56,767
Five Below, Inc.	1,690	64,626
Foot Locker, Inc.	6,130	210,382
GNC Holdings, Inc.	2,300	103,569
Group 1 Automotive, Inc.	1,378	87,572
Monro Muffler Brake, Inc.	1,582	74,386
OfficeMax, Inc.	5,550	72,317
PetSmart, Inc.	650	43,875
Pier 1 Imports, Inc.	1,487	34,484
RadioShack Corp.	6,500	24,050
Rent-A-Center, Inc.	878	32,117
rue21, Inc. (a)	1,347	56,561
Select Comfort Corp. (a)	1,339	29,712
The Pep Boys - Manny, Moe & Jack (a)	1,100	13,574
Tractor Supply Co.	1,567	175,473
Ulta Salon, Cosmetics & Fragrance, Inc.	400	36,304
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Vitamin Shoppe, Inc. (a)	2,767	$ 121,029
Williams-Sonoma, Inc.	685	36,963
		1,620,455
Textiles, Apparel & Luxury Goods - 1.3%
Fifth & Pacific Companies, Inc. (a)	3,360	72,206
Fossil, Inc. (a)	425	45,135
Iconix Brand Group, Inc. (a)	3,351	100,832
Maidenform Brands, Inc. (a)	692	12,587
PVH Corp.	1,147	132,123
Steven Madden Ltd. (a)	1,565	75,903
Under Armour, Inc. Class A (sub. vtg.) (a)	1,762	109,244
Wolverine World Wide, Inc.	975	51,041
		599,071
TOTAL CONSUMER DISCRETIONARY		6,482,604
CONSUMER STAPLES - 2.6%
Beverages - 0.0%
Cott Corp.	1,635	13,389
Crimson Wine Group Ltd. (a)	888	7,788
		21,177
Food & Staples Retailing - 1.2%
Casey's General Stores, Inc.	2,170	131,849
Fresh Market, Inc. (a)	615	30,467
Harris Teeter Supermarkets, Inc.	2,423	113,881
Susser Holdings Corp. (a)	3,870	183,206
United Natural Foods, Inc. (a)	1,720	91,022
		550,425
Food Products - 1.2%
Annie's, Inc. (a)	720	28,015
B&G Foods, Inc. Class A	4,041	116,300
Hain Celestial Group, Inc. (a)	940	62,623
Hillshire Brands Co. (a)	920	31,869
Ingredion, Inc.	925	63,011
Lancaster Colony Corp.	1,124	92,696
The J.M. Smucker Co.	825	83,292
Tyson Foods, Inc. Class A	3,550	88,750
		566,556
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	728	$ 43,891
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	515	24,257
Inter Parfums, Inc.	588	17,628
Nu Skin Enterprises, Inc. Class A	570	33,516
		75,401
TOTAL CONSUMER STAPLES		1,257,450
ENERGY - 5.8%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	2,202	115,627
Bristow Group, Inc.	480	30,168
Dresser-Rand Group, Inc. (a)	1,344	81,446
Dril-Quip, Inc. (a)	1,281	115,866
Forum Energy Technologies, Inc. (a)	1,060	31,471
Hercules Offshore, Inc. (a)	4,374	30,224
Hornbeck Offshore Services, Inc. (a)	580	30,172
ION Geophysical Corp. (a)	3,500	22,365
Lufkin Industries, Inc.	146	12,886
Oil States International, Inc. (a)	551	54,274
Patterson-UTI Energy, Inc.	11,474	241,069
SEACOR Holdings, Inc.	1,150	88,309
Superior Energy Services, Inc. (a)	933	24,892
TETRA Technologies, Inc. (a)	4,300	44,763
Tidewater, Inc.	430	23,689
		947,221
Oil, Gas & Consumable Fuels - 3.8%
Berry Petroleum Co. Class A	2,031	87,963
Bill Barrett Corp. (a)	962	21,712
Carrizo Oil & Gas, Inc. (a)	1,140	29,252
Concho Resources, Inc. (a)	390	32,627
Diamondback Energy, Inc.	970	32,757
Energen Corp.	3,706	200,828
Energy XXI (Bermuda) Ltd.	1,410	35,997
Gulfport Energy Corp. (a)	4,720	225,097
HollyFrontier Corp.	1,450	71,775
Kodiak Oil & Gas Corp. (a)	5,685	49,914
Oasis Petroleum, Inc. (a)	2,334	86,731
Peabody Energy Corp.	5,950	117,037
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	1,540	$ 213,567
Range Resources Corp.	880	66,158
Resolute Energy Corp. (a)	5,330	44,879
Rex Energy Corp. (a)	970	16,112
Rosetta Resources, Inc. (a)	1,204	56,419
SM Energy Co.	1,075	65,188
Ultra Petroleum Corp. (a)	3,764	85,744
Western Refining, Inc.	870	29,032
Whiting Petroleum Corp. (a)	4,732	218,003
WPX Energy, Inc. (a)	1,000	19,260
		1,806,052
TOTAL ENERGY		2,753,273
FINANCIALS - 17.7%
Capital Markets - 2.5%
Affiliated Managers Group, Inc. (a)	1,028	168,592
American Capital Ltd. (a)	6,740	89,844
Ares Capital Corp.	1,283	22,016
Eaton Vance Corp. (non-vtg.)	2,000	83,020
Evercore Partners, Inc. Class A	2,525	100,293
FXCM, Inc. Class A	2,090	28,988
Greenhill & Co., Inc.	1,213	60,420
Invesco Ltd.	1,200	40,488
New Mountain Finance Corp.	1,818	27,688
Och-Ziff Capital Management Group LLC Class A	4,845	54,216
Raymond James Financial, Inc.	4,930	216,772
SEI Investments Co.	2,908	89,014
Stifel Financial Corp. (a)	2,619	94,258
Walter Investment Management Corp. (a)	500	18,205
WisdomTree Investments, Inc. (a)	5,565	69,229
		1,163,043
Commercial Banks - 5.6%
BankUnited, Inc.	1,150	28,267
BBCN Bancorp, Inc.	460	5,929
CIT Group, Inc. (a)	5,720	263,578
City National Corp.	430	26,987
Comerica, Inc.	6,140	242,469
CVB Financial Corp.	1,220	13,993
East West Bancorp, Inc.	5,603	147,583
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Niagara Financial Group, Inc.	4,070	$ 39,764
FirstMerit Corp.	4,153	78,367
Hanmi Financial Corp. (a)	960	15,110
Huntington Bancshares, Inc.	18,993	147,196
Investors Bancorp, Inc.	9,664	191,154
KeyCorp	26,490	285,562
MB Financial, Inc.	3,875	98,851
National Bank Holdings Corp.	952	17,269
PacWest Bancorp	701	20,210
PrivateBancorp, Inc.	4,000	77,440
Prosperity Bancshares, Inc.	4,212	210,979
Regions Financial Corp.	33,525	306,083
SCBT Financial Corp.	420	21,021
SVB Financial Group (a)	1,550	119,955
Synovus Financial Corp.	6,347	17,391
TCF Financial Corp.	3,100	44,640
Texas Capital Bancshares, Inc. (a)	1,925	85,008
Umpqua Holdings Corp.	4,067	54,986
Zions Bancorporation	3,820	107,151
		2,666,943
Consumer Finance - 0.3%
DFC Global Corp. (a)	1,550	23,095
Discover Financial Services	2,790	132,274
		155,369
Diversified Financial Services - 0.7%
Interactive Brokers Group, Inc.	2,040	32,171
Leucadia National Corp.	8,880	278,654
		310,825
Insurance - 3.0%
Allied World Assurance Co. Holdings Ltd.	1,360	121,598
Amtrust Financial Services, Inc.	671	22,163
Aspen Insurance Holdings Ltd.	10	367
Axis Capital Holdings Ltd.	1,400	60,984
Brown & Brown, Inc.	2,821	91,034
CNO Financial Group, Inc.	1,100	13,574
HCC Insurance Holdings, Inc.	5,195	222,606
Lincoln National Corp.	7,350	262,101
Platinum Underwriters Holdings Ltd.	837	47,793
Protective Life Corp.	319	12,339
Reinsurance Group of America, Inc.	1,236	81,440
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
StanCorp Financial Group, Inc.	1,383	$ 62,830
Validus Holdings Ltd.	5,325	192,286
White Mountains Insurance Group Ltd.	410	242,380
		1,433,495
Real Estate Investment Trusts - 4.1%
American Campus Communities, Inc.	980	40,013
American Capital Mortgage Investment Corp.	1,220	25,705
BioMed Realty Trust, Inc.	7,850	164,301
Brandywine Realty Trust (SBI)	14,325	202,842
Campus Crest Communities, Inc.	2,521	31,891
CBL & Associates Properties, Inc.	3,125	71,844
Chesapeake Lodging Trust	1,233	27,804
Colonial Properties Trust (SBI)	3,100	68,541
Corporate Office Properties Trust (SBI)	681	18,135
Corrections Corp. of America	5,369	188,720
Douglas Emmett, Inc.	2,190	55,823
DuPont Fabros Technology, Inc.	3,875	93,891
Extra Space Storage, Inc.	630	26,391
Home Properties, Inc.	262	15,922
Kilroy Realty Corp.	3,700	195,767
Kite Realty Group Trust	2,645	16,055
Medical Properties Trust, Inc.	2,059	30,556
National Retail Properties, Inc.	729	26,149
New Residential Investment Corp.	9,840	67,306
Newcastle Investment Corp.	5,410	27,375
NorthStar Realty Finance Corp.	7,650	64,490
Omega Healthcare Investors, Inc.	810	26,252
Plum Creek Timber Co., Inc.	3,550	169,335
Post Properties, Inc.	453	21,653
Redwood Trust, Inc.	1,790	34,296
Ryman Hospitality Properties, Inc.	1,153	44,114
Silver Bay Realty Trust Corp.	2,183	38,923
Tanger Factory Outlet Centers, Inc.	1,500	51,720
Taubman Centers, Inc.	530	42,707
Two Harbors Investment Corp.	4,375	48,256
		1,936,777
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc.	3,780	133,396
Jones Lang LaSalle, Inc.	2,240	205,699
		339,095
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.8%
EverBank Financial Corp.	9,700	$ 152,290
Nationstar Mortgage Holdings, Inc. (a)	3,280	133,529
Northfield Bancorp, Inc.	1,720	19,711
Northwest Bancshares, Inc.	5,071	62,880
Walker & Dunlop, Inc. (a)	1,437	27,260
		395,670
TOTAL FINANCIALS		8,401,217
HEALTH CARE - 9.2%
Biotechnology - 2.0%
Acorda Therapeutics, Inc. (a)	2,389	79,912
Alkermes PLC (a)	1,795	56,094
Amarin Corp. PLC ADR (a)	5,720	39,983
ARIAD Pharmaceuticals, Inc. (a)	1,160	21,274
BioMarin Pharmaceutical, Inc. (a)	2,464	154,493
Cepheid, Inc. (a)	1,270	44,145
Coronado Biosciences, Inc. (a)	1,260	12,449
Cubist Pharmaceuticals, Inc. (a)	765	42,037
Incyte Corp. (a)	3,570	79,147
Medivation, Inc. (a)	995	48,317
Merrimack Pharmaceuticals, Inc. (a)	3,075	17,036
Onyx Pharmaceuticals, Inc. (a)	865	82,564
Pharmacyclics, Inc. (a)	555	50,860
Portola Pharmaceuticals, Inc.	1,035	18,837
Repligen Corp. (a)	1,040	8,611
Seattle Genetics, Inc. (a)	2,079	71,351
Sunesis Pharmaceuticals, Inc. (a)	1,650	8,894
Synageva BioPharma Corp. (a)	480	19,786
Synta Pharmaceuticals Corp. (a)	1,260	9,299
United Therapeutics Corp. (a)	1,304	86,677
Vical, Inc. (a)	1,540	5,390
		957,156
Health Care Equipment & Supplies - 2.2%
Accuray, Inc. (a)	2,200	11,814
Align Technology, Inc. (a)	1,435	51,301
Analogic Corp.	527	41,891
CareFusion Corp. (a)	650	23,888
Given Imaging Ltd. (a)	790	11,329
Globus Medical, Inc.	1,570	22,922
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Haemonetics Corp. (a)	300	$ 12,384
HeartWare International, Inc. (a)	440	40,159
Hill-Rom Holdings, Inc.	352	12,718
Hologic, Inc. (a)	2,953	61,275
Insulet Corp. (a)	4,428	132,220
Masimo Corp.	2,454	53,129
Meridian Bioscience, Inc.	1,946	42,053
NuVasive, Inc. (a)	5,513	119,742
Orthofix International NV (a)	751	20,758
Sirona Dental Systems, Inc. (a)	2,194	155,642
Steris Corp.	2,010	91,133
Symmetry Medical, Inc. (a)	1,700	15,861
Teleflex, Inc.	350	27,416
Thoratec Corp. (a)	1,929	60,127
West Pharmaceutical Services, Inc.	321	22,005
		1,029,767
Health Care Providers & Services - 2.7%
Accretive Health, Inc. (a)	2,591	29,486
Air Methods Corp.	643	24,074
Catamaran Corp. (United States) (a)	1,157	56,948
Centene Corp. (a)	3,022	149,589
Chemed Corp.	1,433	100,339
Health Management Associates, Inc. Class A (a)	8,786	121,159
Health Net, Inc. (a)	620	19,759
HealthSouth Corp. (a)	4,221	123,633
Healthways, Inc. (a)	1,262	16,974
MEDNAX, Inc. (a)	1,381	128,198
Omnicare, Inc.	3,400	156,502
Team Health Holdings, Inc. (a)	1,850	72,280
Universal American Spin Corp.	9,059	82,618
Universal Health Services, Inc. Class B	1,400	96,796
VCA Antech, Inc. (a)	3,163	80,846
		1,259,201
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	3,050	42,243
Greenway Medical Technologies (a)	2,255	27,060
HMS Holdings Corp. (a)	3,287	81,846
		151,149
Life Sciences Tools & Services - 1.2%
Affymetrix, Inc. (a)	3,500	13,125
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Bruker BioSciences Corp. (a)	1,970	$ 32,564
Cambrex Corp. (a)	1,600	22,016
Charles River Laboratories International, Inc. (a)	2,340	101,345
ICON PLC (a)	4,171	143,232
PAREXEL International Corp. (a)	2,771	126,607
PerkinElmer, Inc.	1,999	62,609
Techne Corp.	843	56,068
Waters Corp. (a)	292	28,239
		585,805
Pharmaceuticals - 0.8%
Endo Health Solutions, Inc. (a)	760	27,588
Jazz Pharmaceuticals PLC (a)	2,895	196,773
Salix Pharmaceuticals Ltd. (a)	2,175	131,957
ViroPharma, Inc. (a)	895	24,613
Warner Chilcott PLC	900	17,280
		398,211
TOTAL HEALTH CARE		4,381,289
INDUSTRIALS - 13.9%
Aerospace & Defense - 1.4%
AeroVironment, Inc. (a)	600	12,042
BE Aerospace, Inc. (a)	1,550	98,332
Esterline Technologies Corp. (a)	450	33,026
Hexcel Corp. (a)	4,754	165,297
Spirit AeroSystems Holdings, Inc. Class A (a)	2,120	45,813
Teledyne Technologies, Inc. (a)	967	74,672
Textron, Inc.	1,300	35,048
TransDigm Group, Inc.	661	96,572
Triumph Group, Inc.	1,330	103,275
		664,077
Air Freight & Logistics - 0.3%
Forward Air Corp.	1,813	70,290
Hub Group, Inc. Class A (a)	2,097	76,142
		146,432
Airlines - 0.3%
Alaska Air Group, Inc. (a)	790	44,888
Copa Holdings SA Class A	805	105,713
		150,601
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.8%
A.O. Smith Corp.	4,304	$ 168,717
Fortune Brands Home & Security, Inc.	640	27,059
Owens Corning (a)	4,640	202,768
		398,544
Commercial Services & Supplies - 1.0%
ACCO Brands Corp.	3,606	25,783
Avery Dennison Corp.	3,625	157,688
Clean Harbors, Inc. (a)	330	18,876
Covanta Holding Corp.	2,200	44,990
Multi-Color Corp.	370	10,874
Tetra Tech, Inc. (a)	5,540	152,738
Waste Connections, Inc.	1,800	72,432
		483,381
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	3,650	112,384
EMCOR Group, Inc.	2,975	118,256
KBR, Inc.	2,480	89,528
MasTec, Inc. (a)	2,632	83,698
		403,866
Electrical Equipment - 1.1%
Acuity Brands, Inc.	1,091	81,901
AMETEK, Inc.	700	30,205
AZZ, Inc.	1,176	48,780
Encore Wire Corp.	3,890	134,633
Generac Holdings, Inc.	1,275	51,638
Hubbell, Inc. Class B	570	57,245
II-VI, Inc. (a)	930	15,438
Regal-Beloit Corp.	1,366	92,219
		512,059
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	500	32,705
Machinery - 4.7%
Actuant Corp. Class A	3,126	106,284
AGCO Corp.	3,293	182,663
Colfax Corp. (a)	770	38,423
Crane Co.	1,382	82,575
ESCO Technologies, Inc.	900	28,908
ExOne Co.	1,705	84,602
Flowserve Corp.	180	30,263
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
IDEX Corp.	1,221	$ 67,216
ITT Corp.	4,018	121,143
Lincoln Electric Holdings, Inc.	2,518	150,576
Lindsay Corp.	992	80,600
Manitowoc Co., Inc.	1,600	33,616
Meritor, Inc. (a)	2,550	18,462
Middleby Corp. (a)	126	20,600
Nordson Corp.	540	38,459
Oshkosh Truck Corp. (a)	4,580	182,376
RBC Bearings, Inc. (a)	625	30,600
SPX Corp.	450	35,514
Tennant Co.	455	22,450
Terex Corp. (a)	4,500	161,415
TriMas Corp. (a)	773	24,929
Trinity Industries, Inc.	7,458	305,256
Twin Disc, Inc.	1,000	24,930
Valmont Industries, Inc.	230	35,036
WABCO Holdings, Inc. (a)	1,766	133,192
Wabtec Corp.	1,249	137,402
Woodward, Inc.	727	28,462
		2,205,952
Marine - 0.2%
Danaos Corp. (a)	1,900	8,208
Kirby Corp. (a)	1,136	88,699
		96,907
Professional Services - 0.7%
Equifax, Inc.	920	56,028
FTI Consulting, Inc. (a)	700	26,593
ICF International, Inc. (a)	1,015	30,602
On Assignment, Inc. (a)	2,005	52,210
Towers Watson & Co.	2,100	163,128
		328,561
Road & Rail - 1.4%
AMERCO	835	143,954
Avis Budget Group, Inc. (a)	1,520	50,403
Genesee & Wyoming, Inc. Class A (a)	1,065	94,838
Ryder System, Inc.	3,580	225,683
Swift Transporation Co. (a)	9,585	161,411
		676,289
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 1.0%
MRC Global, Inc. (a)	1,040	$ 29,526
Rush Enterprises, Inc. Class A (a)	1,565	40,221
United Rentals, Inc. (a)	3,590	204,056
Watsco, Inc.	968	84,458
WESCO International, Inc. (a)	1,634	121,341
		479,602
TOTAL INDUSTRIALS		6,578,976
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.4%
ADTRAN, Inc.	1,250	28,900
Anaren, Inc. (a)	831	19,961
Arris Group, Inc. (a)	11,704	177,082
Aruba Networks, Inc. (a)	1,364	20,378
Brocade Communications Systems, Inc. (a)	6,900	37,467
Ciena Corp. (a)	1,200	20,088
Infinera Corp. (a)	3,700	38,961
JDS Uniphase Corp. (a)	2,165	29,487
Juniper Networks, Inc. (a)	2,210	39,183
NETGEAR, Inc. (a)	2,515	83,699
Palo Alto Networks, Inc.	480	23,290
Procera Networks, Inc. (a)	2,665	39,335
Riverbed Technology, Inc. (a)	2,275	35,172
Ruckus Wireless, Inc.	2,470	30,924
Sierra Wireless, Inc. (a)	2,000	22,763
		646,690
Computers & Peripherals - 0.2%
NCR Corp. (a)	1,340	44,756
Quantum Corp. (a)	5,700	8,835
Silicon Graphics International Corp. (a)	2,685	40,544
		94,135
Electronic Equipment & Components - 2.7%
Avnet, Inc. (a)	4,500	153,720
Cognex Corp.	2,334	104,867
CTS Corp.	1,700	20,434
Dolby Laboratories, Inc. Class A	700	24,500
Fabrinet (a)	2,295	33,346
FARO Technologies, Inc. (a)	560	20,955
GSI Group, Inc. (a)	429	3,492
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
IPG Photonics Corp.	1,628	$ 96,540
Itron, Inc. (a)	800	33,600
Littelfuse, Inc.	1,202	88,335
Mercury Systems, Inc. (a)	1,500	13,110
Molex, Inc. Class A (non-vtg.)	6,620	162,587
National Instruments Corp.	2,410	68,444
Newport Corp. (a)	992	13,055
OSI Systems, Inc. (a)	1,222	70,680
Plexus Corp. (a)	669	19,521
SYNNEX Corp. (a)	2,658	107,782
Tech Data Corp. (a)	1,590	79,691
Trimble Navigation Ltd. (a)	1,574	43,915
Vishay Intertechnology, Inc. (a)	9,525	138,684
		1,297,258
Internet Software & Services - 2.0%
Bankrate, Inc. (a)	890	12,736
Cornerstone OnDemand, Inc. (a)	1,955	79,451
CoStar Group, Inc. (a)	1,345	150,384
DealerTrack Holdings, Inc. (a)	4,007	129,186
Digital River, Inc. (a)	2,900	50,663
eGain Communications Corp. (a)	6,345	50,950
ExactTarget, Inc. (a)	3,900	89,739
Keynote Systems, Inc.	1,140	14,364
Liquidity Services, Inc. (a)	817	32,688
SPS Commerce, Inc. (a)	1,590	85,812
Trulia, Inc.	1,965	60,404
ValueClick, Inc. (a)	7,121	187,567
Velti PLC (a)	2,400	4,224
		948,168
IT Services - 1.8%
Acxiom Corp. (a)	1,600	35,184
Alliance Data Systems Corp. (a)	844	149,464
Convergys Corp.	1,660	30,162
CoreLogic, Inc. (a)	4,805	125,891
DST Systems, Inc.	700	47,726
EPAM Systems, Inc. (a)	310	7,180
ExlService Holdings, Inc. (a)	1,030	30,210
Fidelity National Information Services, Inc.	1,975	88,678
FleetCor Technologies, Inc. (a)	420	36,574
Gartner, Inc. Class A (a)	1,035	58,591
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
InterXion Holding N.V. (a)	1,975	$ 54,214
Lender Processing Services, Inc.	2,130	70,482
Maximus, Inc.	665	49,629
Total System Services, Inc.	1,600	37,616
VeriFone Systems, Inc. (a)	860	20,064
		841,665
Semiconductors & Semiconductor Equipment - 3.1%
Atmel Corp. (a)	7,475	58,828
Cavium, Inc. (a)	1,020	33,415
Ceva, Inc. (a)	900	15,093
Entropic Communications, Inc. (a)	3,249	13,906
FormFactor, Inc. (a)	2,500	14,725
Freescale Semiconductor Holdings I Ltd. (a)	1,690	26,905
Ikanos Communications, Inc. (a)	2,500	3,375
Lam Research Corp. (a)	1,449	67,784
M/A-COM Technology Solutions, Inc. (a)	600	8,358
MagnaChip Semiconductor Corp. (a)	1,271	23,514
Mellanox Technologies Ltd. (a)	395	20,489
Micron Technology, Inc. (a)	4,125	48,180
Microsemi Corp. (a)	5,715	125,330
MKS Instruments, Inc.	2,505	70,516
Monolithic Power Systems, Inc.	1,360	33,415
NXP Semiconductors NV (a)	6,825	210,551
ON Semiconductor Corp. (a)	4,170	35,695
Power Integrations, Inc.	1,873	79,958
Rambus, Inc. (a)	3,750	29,550
Semtech Corp. (a)	2,390	87,331
Silicon Laboratories, Inc. (a)	1,614	69,337
Skyworks Solutions, Inc. (a)	10,085	240,628
Spansion, Inc. Class A (a)	2,120	29,044
Teradyne, Inc. (a)	6,127	109,918
Ultratech, Inc. (a)	890	32,449
		1,488,294
Software - 3.9%
Accelrys, Inc. (a)	2,500	20,850
ANSYS, Inc. (a)	1,131	84,260
Aspen Technology, Inc. (a)	6,929	212,166
AVG Technologies NV (a)	5,350	97,531
Bottomline Technologies, Inc. (a)	990	27,354
BroadSoft, Inc. (a)	1,460	40,471
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Cadence Design Systems, Inc. (a)	11,363	$ 171,922
CommVault Systems, Inc. (a)	1,775	124,250
Comverse, Inc.	410	12,243
Cyan, Inc.	1,960	26,166
Fortinet, Inc. (a)	2,115	40,735
Informatica Corp. (a)	2,728	99,190
Interactive Intelligence Group, Inc. (a)	1,638	82,228
Manhattan Associates, Inc. (a)	1,893	142,032
Mentor Graphics Corp.	4,048	76,872
MICROS Systems, Inc. (a)	1,554	65,579
MicroStrategy, Inc. Class A (a)	493	45,100
Nuance Communications, Inc. (a)	1,521	28,899
Rovi Corp. (a)	2,150	55,470
SeaChange International, Inc. (a)	2,100	22,596
SolarWinds, Inc. (a)	1,616	68,114
Sourcefire, Inc. (a)	1,225	68,551
Synchronoss Technologies, Inc. (a)	1,589	49,815
Tableau Software, Inc.	310	15,841
TIBCO Software, Inc. (a)	2,023	43,151
Ultimate Software Group, Inc. (a)	560	62,328
Verint Systems, Inc. (a)	1,650	55,391
		1,839,105
TOTAL INFORMATION TECHNOLOGY		7,155,315
MATERIALS - 5.4%
Chemicals - 2.4%
Ashland, Inc.	520	46,238
Axiall Corp.	2,832	122,201
Chemtura Corp. (a)	3,865	88,624
Cytec Industries, Inc.	240	17,153
Huntsman Corp.	5,200	101,140
Innophos Holdings, Inc.	210	10,622
Innospec, Inc.	1,854	76,070
Intrepid Potash, Inc.	8,414	158,015
Koppers Holdings, Inc.	851	35,036
LSB Industries, Inc. (a)	2,847	96,143
Methanex Corp.	715	31,634
Olin Corp.	2,936	73,194
PolyOne Corp.	2,285	58,702
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Rockwood Holdings, Inc.	2,705	$ 180,315
Valspar Corp.	760	54,469
		1,149,556
Construction Materials - 0.4%
Eagle Materials, Inc.	1,075	79,281
Martin Marietta Materials, Inc.	1,016	110,774
		190,055
Containers & Packaging - 1.2%
Aptargroup, Inc.	500	28,360
Berry Plastics Group, Inc.	3,375	70,909
Crown Holdings, Inc. (a)	1,200	50,820
Graphic Packaging Holding Co. (a)	19,250	148,033
Myers Industries, Inc.	1,486	21,859
Rock-Tenn Co. Class A	2,068	204,277
Sealed Air Corp.	1,820	43,716
		567,974
Metals & Mining - 1.3%
A.M. Castle & Co. (a)	1,567	27,736
Allegheny Technologies, Inc.	5,940	163,766
Carpenter Technology Corp.	1,329	64,005
Compass Minerals International, Inc.	140	12,216
Kaiser Aluminum Corp.	1,470	93,257
Schnitzer Steel Industries, Inc. Class A	4,010	99,047
Steel Dynamics, Inc.	10,425	159,920
		619,947
Paper & Forest Products - 0.1%
Boise Cascade Co.	460	13,828
TOTAL MATERIALS		2,541,360
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	450	3,470
SBA Communications Corp. Class A (a)	3,034	228,369
		231,839
UTILITIES - 2.3%
Electric Utilities - 0.9%
Allete, Inc.	262	12,398
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Cleco Corp.	3,300	$ 150,183
Great Plains Energy, Inc.	2,515	56,764
ITC Holdings Corp.	1,302	112,714
Portland General Electric Co.	2,297	69,921
UIL Holdings Corp.	554	21,584
		423,564
Gas Utilities - 0.1%
Atmos Energy Corp.	980	41,376
Southwest Gas Corp.	408	19,319
		60,695
Independent Power Producers & Energy Traders - 0.6%
Dynegy, Inc. (a)	850	20,715
NRG Energy, Inc.	8,888	226,822
Ormat Technologies, Inc.	1,400	31,948
		279,485
Multi-Utilities - 0.7%
Alliant Energy Corp.	710	34,975
CMS Energy Corp.	5,625	151,594
NiSource, Inc.	4,575	131,440
		318,009
TOTAL UTILITIES		1,081,753
TOTAL COMMON STOCKS (Cost $33,376,122)		40,865,076
Equity Funds - 10.1%

Mid-Cap Growth Funds - 1.4%
iShares Russell Midcap Growth Index ETF	9,030	656,752
Mid-Cap Value Funds - 1.4%
iShares Russell Midcap Value Index ETF	11,510	676,097
Sector Funds - 1.3%
PowerShares S&P SmallCap Financials ETF	17,250	608,753
Small Growth Funds - 2.3%
iShares Russell 2000 Growth Index ETF	9,800	1,102,402
Equity Funds - continued
	Shares	Value
Small Value Funds - 3.7%
iShares Russell 2000 Value Index ETF	20,100	$ 1,735,032
TOTAL EQUITY FUNDS (Cost $3,758,289)		4,779,036
Money Market Funds - 3.7%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $1,787,450)	1,787,450	1,787,450
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $38,921,861)		47,431,562
NET OTHER ASSETS (LIABILITIES) - 0.0%		(19,975)
NET ASSETS - 100%		$ 47,411,587
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 CME E-mini S&P Midcap 400 Index Contracts	June 2013	$ 236,680	$ 12,585
2 Russell 2000 Mini Index Contracts	June 2013	196,620	10,362
TOTAL EQUITY INDEX CONTRACTS		$ 433,300	$ 22,947

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $38,953,599. Net unrealized appreciation aggregated $8,477,963, of which $9,140,651 related to appreciated investment securities and $662,688 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International
Multi-Manager Fund

May 31, 2013

1.938047.101

STG-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.8%
Autoliv, Inc.	1,260	$ 98,860
Brembo SpA	384	6,399
Bridgestone Corp.	1,500	48,690
DENSO Corp.	6,200	256,161
Minth Group Ltd.	6,000	10,294
Sumitomo Rubber Industries Ltd.	900	14,091
TS tech Co. Ltd.	600	18,797
		453,292
Automobiles - 2.9%
Bayerische Motoren Werke AG (BMW)	1,576	150,947
Daimler AG (Germany)	4,106	263,690
Fuji Heavy Industries Ltd.	9,000	202,713
Great Wall Motor Co. Ltd. (H Shares)	13,500	64,120
Honda Motor Co. Ltd.	8,000	296,998
Nissan Motor Co. Ltd.	4,700	50,755
Renault SA	700	54,371
Suzuki Motor Corp.	700	17,030
Tata Motors Ltd. sponsored ADR	426	11,685
Tofas Turk Otomobil Fabrikasi A/S	1,435	10,767
Toyota Motor Corp.	10,200	595,265
		1,718,341
Distributors - 0.2%
Li & Fung Ltd.	90,000	124,904
Diversified Consumer Services - 0.0%
Kroton Educacional SA	2,000	28,667
Hotels, Restaurants & Leisure - 1.9%
Arcos Dorados Holdings, Inc. Class A	8,300	114,374
Carnival PLC	1,104	36,979
Compass Group PLC	32,393	426,473
Galaxy Entertainment Group Ltd. (a)	8,000	41,529
InterContinental Hotel Group PLC	4,358	125,451
Sands China Ltd.	35,600	187,827
Tatts Group Ltd.	3,159	9,662
The Restaurant Group PLC	1,065	8,390
Whitbread PLC	2,962	129,748
William Hill PLC	8,870	59,663
		1,140,096
Household Durables - 0.2%
Berkeley Group Holdings PLC	2,060	66,261
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Haier Electronics Group Co. Ltd.	5,000	$ 8,883
Techtronic Industries Co. Ltd.	15,000	38,481
		113,625
Internet & Catalog Retail - 0.1%
LG Home Shopping, Inc.	68	14,538
Rakuten, Inc.	3,900	43,451
		57,989
Leisure Equipment & Products - 0.2%
Sankyo Co. Ltd. (Gunma)	1,100	48,279
Sega Sammy Holdings, Inc.	2,100	49,894
		98,173
Media - 2.3%
BEC World PCL (For. Reg.)	7,300	15,097
Daily Mail & General Trust PLC Class A	619	7,195
Fuji Media Holdings, Inc.	62	113,800
ITV PLC	60,921	121,351
Nippon Television Network Corp.	10,700	162,831
Pearson PLC	7,400	137,539
Publicis Groupe SA	2,514	180,599
realestate.com.au Ltd.	353	9,801
Reed Elsevier NV	26,804	441,752
Rightmove PLC	1,086	33,760
RTL Group	200	15,591
UBM PLC	3,616	40,025
WPP PLC	3,137	53,404
		1,332,745
Multiline Retail - 0.2%
Don Quijote Co. Ltd.	200	9,013
Lifestyle International Holdings Ltd.	8,000	17,737
Next PLC	300	21,054
PPR SA	300	65,585
		113,389
Specialty Retail - 0.9%
Dunelm Group PLC	2,410	32,828
Esprit Holdings Ltd.	44,250	67,342
Galiform PLC	4,187	14,899
H&M Hennes & Mauritz AB (B Shares)	4,870	167,643
Kingfisher PLC	5,500	28,881
Nitori Holdings Co. Ltd.	350	27,541
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sa Sa International Holdings Ltd.	24,000	$ 26,732
Shimamura Co. Ltd.	200	22,976
Super Cheap Auto Group Ltd.	884	9,289
United Arrows Ltd.	400	14,712
USS Co. Ltd.	790	91,600
		504,443
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	400	43,718
Christian Dior SA	521	95,921
Compagnie Financiere Richemont SA Series A	236	21,188
ECLAT Textile Co. Ltd.	3,000	21,473
Forus SA	836	5,377
Gerry Weber International AG (Bearer)	168	7,204
Hermes International SCA	100	35,769
LVMH Moet Hennessy - Louis Vuitton SA	1,139	202,299
Swatch Group AG (Bearer)	100	57,725
Tod's SpA	227	32,632
Yue Yuen Industrial (Holdings) Ltd.	30,500	88,869
		612,175
TOTAL CONSUMER DISCRETIONARY		6,297,839
CONSUMER STAPLES - 11.6%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	1,229	113,173
Diageo PLC	3,707	109,504
Heineken NV (Bearer)	5,506	384,944
Ito En Ltd.	1,500	33,138
Pernod Ricard SA	1,477	177,940
SABMiller PLC	2,200	111,311
		930,010
Food & Staples Retailing - 1.7%
Carrefour SA	1,608	47,683
Colruyt NV	670	34,359
Eurocash SA	1,060	21,155
FamilyMart Co. Ltd.	700	28,376
Koninklijke Ahold NV	1,985	32,315
Lawson, Inc.	3,800	276,435
Metro, Inc. Class A (sub. vtg.)	742	49,677
Seven & i Holdings Co., Ltd.	1,700	57,744
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sundrug Co. Ltd.	500	$ 19,056
Tesco PLC	46,318	257,188
Tsuruha Holdings, Inc.	200	16,102
Woolworths Ltd.	3,664	115,204
Wumart Stores, Inc. (H Shares)	14,000	28,524
		983,818
Food Products - 3.5%
Ajinomoto Co., Inc.	2,000	27,536
Biostime International Holdings Ltd.	1,000	5,548
Danone SA	9,637	710,708
First Resources Ltd.	5,000	7,492
M. Dias Branco SA	1,600	72,126
Nestle SA	14,360	951,273
Orkla ASA (A Shares)	1,300	10,998
Unilever NV (Certificaten Van Aandelen) (Bearer)	5,132	209,662
Unilever PLC	1,200	50,406
Viscofan Envolturas Celulosicas SA	332	16,406
		2,062,155
Household Products - 1.1%
Henkel AG & Co. KGaA	380	31,165
Reckitt Benckiser Group PLC	8,248	591,762
Svenska Cellulosa AB (SCA) (B Shares)	1,600	39,980
		662,907
Personal Products - 1.0%
Beiersdorf AG	428	38,679
Kao Corp.	11,700	366,650
Kobayashi Pharmaceutical Co. Ltd.	2,400	114,270
Kose Corp.	2,000	48,294
		567,893
Tobacco - 2.7%
British American Tobacco PLC (United Kingdom)	13,732	754,556
Imperial Tobacco Group PLC	2,288	82,425
Japan Tobacco, Inc.	18,100	615,997
KT&G Corp.	2,367	166,006
		1,618,984
TOTAL CONSUMER STAPLES		6,825,767
Common Stocks - continued
	Shares	Value
ENERGY - 7.0%
Energy Equipment & Services - 1.1%
Aker Solutions ASA	1,700	$ 25,216
Fred Olsen Energy ASA	352	14,875
John Wood Group PLC	3,779	48,892
Petrofac Ltd.	6,833	140,262
ProSafe ASA	1,188	11,194
Seadrill Ltd.	700	28,674
Technip SA	1,535	171,440
Tecnicas Reunidas SA	2,561	124,292
TGS Nopec Geophysical Co. ASA	964	33,920
Transocean Ltd. (Switzerland)	770	39,303
		638,068
Oil, Gas & Consumable Fuels - 5.9%
BG Group PLC	21,430	394,962
BP PLC	72,815	520,424
Cairn Energy PLC (a)	23,396	97,081
Cenovus Energy, Inc.	1,930	57,784
CNOOC Ltd.	95,000	166,414
Dragon Oil PLC	2,807	26,656
ENI SpA	1,044	23,742
Imperial Oil Ltd.	3,700	144,503
INPEX Corp.	22	93,654
JX Holdings, Inc.	2,500	12,146
Kunlun Energy Co. Ltd.	20,000	38,170
Oil Search Ltd. ADR	5,410	42,298
Reliance Industries Ltd. GDR (c)	2,261	64,823
Repsol YPF SA	2,122	48,625
Royal Dutch Shell PLC:
Class A (United Kingdom)	31,416	1,045,553
Class B (United Kingdom)	1,753	60,431
StatoilHydro ASA	7,799	176,098
Total SA	6,035	301,650
Tullow Oil PLC	5,568	88,407
Woodside Petroleum Ltd.	2,259	76,995
		3,480,416
TOTAL ENERGY		4,118,484
FINANCIALS - 22.3%
Capital Markets - 2.2%
Aberdeen Asset Management PLC	5,757	40,762
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Ashmore Group PLC	4,474	$ 27,069
Azimut Holding SpA	1,542	29,362
Banca Generali SpA	213	4,648
CI Financial Corp.	1,460	42,501
Coronation Fund Managers Ltd.	1,620	10,071
Credit Suisse Group	7,502	221,731
Daiwa Securities Group, Inc.	12,000	98,157
Deutsche Bank AG	1,000	46,462
Hargreaves Lansdown PLC	1,128	16,513
Julius Baer Group Ltd.	1,682	66,840
Jupiter Fund Management PLC	4,009	19,858
Mediobanca SpA	4,471	29,753
Nomura Holdings, Inc.	1,800	13,648
Partners Group Holding AG	262	66,688
UBS AG	31,676	555,787
Value Partners Group Ltd.	17,000	9,963
		1,299,813
Commercial Banks - 11.6%
Alior Bank SA	276	7,032
Australia & New Zealand Banking Group Ltd.	6,420	167,467
Banco Santander SA (Spain)	9,230	66,015
Bank of Ireland (a)	118,460	27,297
Bank of Yokohama Ltd.	7,000	34,308
Banregio Grupo Financiero SA	3,900	23,303
Barclays PLC	116,369	557,424
BNP Paribas SA	10,252	603,957
BOC Hong Kong (Holdings) Ltd.	8,500	28,255
Chiba Bank Ltd.	7,000	43,557
China Merchants Bank Co. Ltd. (H Shares)	41,500	83,053
DBS Group Holdings Ltd.	8,000	108,315
DNB ASA	14,923	242,713
Erste Group Bank AG	3,748	122,079
First Gulf Bank PJSC	6,849	27,970
Guaranty Trust Bank PLC GDR (Reg. S)	3,497	31,123
HDFC Bank Ltd. sponsored ADR	3,436	138,265
HSBC Holdings PLC:
(Hong Kong)	24,800	271,650
(United Kingdom)	70,513	773,601
ICICI Bank Ltd. sponsored ADR	960	43,171
Industrial & Commercial Bank of China Ltd. (H Shares)	323,000	225,990
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Intesa Sanpaolo SpA	39,128	$ 74,200
Itau Unibanco Holding SA sponsored ADR	2,387	35,900
Joyo Bank Ltd.	10,000	49,503
Jyske Bank A/S (Reg.) (a)	695	27,675
Kasikornbank PCL:
NVDR	7,000	44,962
(For. Reg.)	7,400	47,559
KBC Groupe SA	3,732	148,867
Lloyds Banking Group PLC (a)	171,343	159,254
Mitsubishi UFJ Financial Group, Inc.	35,700	207,186
Nordea Bank AB	5,800	71,982
North Pacific Bank Ltd.	10,400	34,168
PT Bank Rakyat Indonesia Tbk	108,500	98,109
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	5,912	72,363
Security Bank Corp.	2,250	9,200
Shinsei Bank Ltd.	22,000	51,374
Siam Commercial Bank PCL (For. Reg.)	9,900	55,941
Skandinaviska Enskilda Banken AB (A Shares)	12,208	128,285
Societe Generale Series A	400	16,044
Standard Chartered PLC (United Kingdom)	8,901	207,867
Sumitomo Mitsui Financial Group, Inc.	18,200	718,532
Sumitomo Mitsui Trust Holdings, Inc.	9,000	36,873
Svenska Handelsbanken AB (A Shares)	400	17,302
Swedbank AB (A Shares)	2,300	55,283
Sydbank A/S (a)	1,133	25,403
The Hachijuni Bank Ltd.	7,000	35,668
The Suruga Bank Ltd.	2,000	29,959
Turkiye Halk Bankasi A/S	5,197	55,786
UniCredit SpA	31,613	180,545
Unione di Banche Italiane SCPA	3,721	16,860
United Overseas Bank Ltd.	5,000	84,450
Westpac Banking Corp.	13,855	373,405
Wing Hang Bank Ltd.	2,013	19,280
		6,816,330
Consumer Finance - 0.2%
AEON Financial Service Co. Ltd.	2,800	74,643
Credit Saison Co. Ltd.	500	11,658
Provident Financial PLC	785	18,368
		104,669
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 1.2%
Deutsche Boerse AG	1,621	$ 104,902
FirstRand Ltd.	13,883	40,703
IG Group Holdings PLC	7,729	67,995
ING Groep NV (Certificaten Van Aandelen) (a)	27,444	255,907
Inversiones La Construccion SA	502	9,066
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,800	12,693
ORIX Corp.	15,400	204,235
		695,501
Insurance - 4.7%
AEGON NV	10,100	68,910
Ageas	400	14,773
AIA Group Ltd.	66,800	295,323
Allianz AG	876	136,345
Amlin PLC	11,865	75,230
Aviva PLC	32,786	164,761
AXA SA	12,985	263,791
BB Seguridade Participacoes SA	5,400	45,483
Catalana Occidente SA	25	585
Catlin Group Ltd.	6,426	49,111
Delta Lloyd NV	6,310	124,416
Euler Hermes SA	448	43,445
Hiscox Ltd.	18,671	157,305
Jardine Lloyd Thompson Group PLC	4,212	56,829
Lancashire Holdings Ltd.	2,540	30,701
Legal & General Group PLC	19,194	52,202
MS&AD Insurance Group Holdings, Inc.	2,300	56,413
Muenchener Rueckversicherungs AG	514	96,637
Prudential PLC	10,415	175,192
Sampo Oyj (A Shares)	2,025	82,881
Sony Financial Holdings, Inc.	9,400	137,799
St. James's Place Capital PLC	3,191	28,484
Swiss Re Ltd.	2,420	178,795
Tokio Marine Holdings, Inc.	1,000	28,792
Zurich Insurance Group AG	1,582	420,543
		2,784,746
Real Estate Investment Trusts - 0.5%
Ascendas Real Estate Investment Trust	1,000	1,829
Big Yellow Group PLC	2,259	14,196
British Land Co. PLC	2,936	27,167
Derwent London PLC	585	21,226
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Goodman Group unit	2,626	$ 12,816
K-REIT Asia	2,000	2,245
Mirvac Group unit	19,356	30,853
Unibail-Rodamco	565	138,977
Westfield Group unit	7,115	78,095
		327,404
Real Estate Management & Development - 1.9%
AEON Mall Co. Ltd.	900	23,567
China Overseas Grand Oceans Group Ltd.	16,000	23,256
China Overseas Land and Investment Ltd.	28,000	83,001
Daito Trust Construction Co. Ltd.	300	27,921
Deutsche Wohnen AG	9,312	174,832
Global Logistic Properties Ltd.	10,000	22,116
GSW Immobilien AG	3,736	146,429
Hongkong Land Holdings Ltd.	4,000	27,654
Hysan Development Co. Ltd.	4,000	17,732
Mitsubishi Estate Co. Ltd.	5,000	123,185
Mitsui Fudosan Co. Ltd.	1,000	27,588
NTT Urban Development Co.	8	9,166
Parque Arauco SA	12,254	28,367
PT Alam Sutera Realty Tbk	210,000	22,614
PT Ciputra Development Tbk	67,500	10,623
Sun Hung Kai Properties Ltd.	7,000	92,631
Swire Properties Ltd.	9,200	28,716
TAG Immobilien AG	6,530	75,215
Tokyo Tatemono Co. Ltd.	3,000	22,472
UOL Group Ltd.	4,000	21,090
Wharf Holdings Ltd.	10,000	88,485
Wheelock and Co. Ltd.	2,000	11,131
		1,107,791
TOTAL FINANCIALS		13,136,254
HEALTH CARE - 9.6%
Biotechnology - 0.4%
Abcam PLC	2,426	16,643
Algeta ASA (a)	288	11,258
Amarin Corp. PLC ADR (a)	2,400	16,776
CSL Ltd.	3,227	183,618
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Grifols SA ADR	1,450	$ 39,527
Thrombogenics NV (a)	235	9,812
		277,634
Health Care Equipment & Supplies - 0.4%
GN Store Nordic A/S	2,419	46,518
Nihon Kohden Corp.	1,600	57,228
Olympus Corp. (a)	1,200	35,634
Sonova Holding AG Class B	619	68,292
St. Shine Optical Co. Ltd.	500	11,212
		218,884
Health Care Providers & Services - 0.3%
Diagnosticos da America SA	6,100	31,984
Fresenius SE & Co. KGaA	300	35,670
Life Healthcare Group Holdings Ltd.	4,794	17,428
Miraca Holdings, Inc.	1,000	43,153
Ryman Healthcare Group Ltd.	2,716	14,226
Ship Healthcare Holdings, Inc.	500	18,061
		160,522
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA (a)	6	1,180
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	554	11,340
		12,520
Pharmaceuticals - 8.5%
Astellas Pharma, Inc.	2,800	142,985
Bayer AG	8,633	930,087
CFR Pharmaceuticals SA	56,837	13,838
Daiichi Sankyo Kabushiki Kaisha	1,000	16,418
GlaxoSmithKline PLC	32,288	835,394
Hikma Pharmaceuticals PLC	1,053	15,519
Novartis AG	11,326	811,304
Novo Nordisk A/S Series B	930	150,732
Roche Holding AG (participation certificate)	4,621	1,155,431
Rohto Pharmaceutical Co. Ltd.	1,000	14,516
Sanofi SA	5,546	591,360
Santen Pharmaceutical Co. Ltd.	5,300	212,247
Shionogi & Co. Ltd.	800	14,956
Sino Biopharmaceutical Ltd.	28,000	19,516
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,598	$ 61,044
UCB SA	500	27,486
		5,012,833
TOTAL HEALTH CARE		5,682,393
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.4%
Cobham PLC	34,532	149,953
Finmeccanica SpA (a)	5,600	31,269
Meggitt PLC	8,185	66,223
MTU Aero Engines Holdings AG	471	47,658
Rolls-Royce Group PLC	19,233	352,133
Safran SA	1,300	69,437
Singapore Technologies Engineering Ltd.	23,000	74,270
Zodiac Aerospace	115	15,224
		806,167
Air Freight & Logistics - 1.0%
Deutsche Post AG	4,375	111,226
PostNL NV	34,153	93,442
Yamato Holdings Co. Ltd.	20,100	369,060
		573,728
Airlines - 0.5%
Cathay Pacific Airways Ltd.	7,000	12,987
easyJet PLC	2,256	43,396
International Consolidated Airlines Group SA CDI (a)	1,261	5,357
Japan Airlines Co. Ltd.	300	15,377
Ryanair Holdings PLC sponsored ADR	2,600	126,984
Singapore Airlines Ltd.	9,000	76,258
WestJet Airlines Ltd.	892	20,425
		300,784
Building Products - 0.6%
Asahi Glass Co. Ltd.	4,000	28,469
ASSA ABLOY AB (B Shares)	1,300	52,661
Compagnie de St. Gobain	1,100	47,953
Daikin Industries Ltd.	1,200	52,031
Geberit AG (Reg.)	640	160,092
LIXIL Group Corp.	1,500	35,757
		376,963
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
Aggreko PLC	500	$ 13,576
Babcock International Group PLC	4,435	78,167
BIC SA	191	20,362
Brambles Ltd.	6,123	53,337
Park24 Co. Ltd.	800	14,859
RPS Group PLC	2,450	7,817
Serco Group PLC	1,954	18,170
		206,288
Construction & Engineering - 1.0%
Balfour Beatty PLC	30,375	107,580
JGC Corp.	13,000	431,313
Keller Group PLC	583	8,397
VINCI SA	900	46,434
		593,724
Electrical Equipment - 1.5%
Alstom SA	742	28,089
Legrand SA	9,823	485,737
Mitsubishi Electric Corp.	6,000	56,435
Schneider Electric SA	3,674	292,916
Sumitomo Electric Industries Ltd.	2,400	28,709
		891,886
Industrial Conglomerates - 1.3%
Bidvest Group Ltd.	1,680	43,321
Hutchison Whampoa Ltd.	9,000	95,278
Keppel Corp. Ltd.	2,000	16,555
Koninklijke Philips Electronics NV	2,300	65,127
SembCorp Industries Ltd.	19,000	72,779
Siemens AG	4,518	476,253
		769,313
Machinery - 2.4%
Andritz AG	498	27,186
Atlas Copco AB (A Shares)	9,715	259,327
Burckhardt Compression Holding AG	35	13,359
GEA Group AG	1,300	47,531
Glory Ltd.	5,700	144,010
Haitian International Holdings Ltd.	8,000	13,815
IMI PLC	3,771	74,084
Joy Global, Inc.	1,820	98,426
JTEKT Corp.	1,100	11,865
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Komatsu Ltd.	500	$ 12,521
Kone Oyj (B Shares)	536	47,478
Kubota Corp.	1,000	14,484
Makita Corp.	1,800	96,107
NSK Ltd.	2,000	18,459
Rotork PLC	670	29,115
Sandvik AB	2,600	36,782
Schindler Holding AG (participation certificate)	1,583	231,428
SembCorp Marine Ltd.	38,000	129,759
Senior Engineering Group PLC	2,373	9,894
Sinotruk Hong Kong Ltd.	2,000	1,121
SKF AB (B Shares)	600	14,675
SMC Corp.	200	37,929
Volvo AB (B Shares)	2,300	33,996
		1,403,351
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	6	43,140
Kuehne & Nagel International AG	760	85,438
Orient Overseas International Ltd.	3,000	18,802
		147,380
Professional Services - 0.6%
Bertrandt AG	126	13,670
Capita Group PLC	1,300	19,002
Experian PLC	5,699	105,814
Michael Page International PLC	13,608	79,561
Randstad Holding NV	1,100	47,181
SEEK Ltd.	1,537	14,902
SGS SA (Reg.)	23	52,001
		332,131
Road & Rail - 0.3%
Canadian National Railway Co.	1,129	114,572
East Japan Railway Co.	800	59,240
West Japan Railway Co.	600	24,954
		198,766
Trading Companies & Distributors - 1.1%
Brenntag AG	1,053	160,815
Bunzl PLC	12,439	242,674
Itochu Corp.	9,000	111,533
Mills Estruturas e Servicos de Engenharia SA	800	13,073
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Misumi Group, Inc.	500	$ 12,955
Mitsubishi Corp.	3,800	65,673
Noble Group Ltd.	23,000	18,788
Wolseley PLC	765	39,264
		664,775
Transportation Infrastructure - 0.2%
CCR SA	5,700	51,470
China Merchant Holdings International Co. Ltd.	18,000	59,338
Transurban Group unit	4,300	28,364
		139,172
TOTAL INDUSTRIALS		7,404,428
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 0.9%
AAC Acoustic Technology Holdings, Inc.	6,000	33,825
Nokia Corp.	31,623	105,789
Telefonaktiebolaget LM Ericsson (B Shares)	31,347	368,229
		507,843
Computers & Peripherals - 0.2%
ASUSTeK Computer, Inc.	5,000	54,696
Toshiba Corp.	8,000	37,638
Wincor Nixdorf AG	374	21,296
		113,630
Electronic Equipment & Components - 1.1%
China High Precision Automation Group Ltd.	15,000	1,886
Halma PLC	14,903	117,068
Hirose Electric Co. Ltd.	800	103,079
Hitachi High-Technologies Corp.	600	13,801
Hitachi Ltd.	26,000	175,001
HLS Systems International Ltd. (a)	943	11,071
Keyence Corp.	200	61,031
Kyocera Corp.	200	19,501
Murata Manufacturing Co. Ltd.	500	37,788
Omron Corp.	400	11,840
Oxford Instruments PLC	246	6,291
Spectris PLC	2,358	74,772
Venture Corp. Ltd.	7,000	40,463
		673,592
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
DeNA Co. Ltd.	900	$ 18,977
Moneysupermarket.com Group PLC	7,232	22,856
Tencent Holdings Ltd.	2,500	98,402
Yahoo! Japan Corp.	380	172,163
		312,398
IT Services - 1.6%
Amadeus IT Holding SA Class A	11,046	337,462
Atos Origin SA	251	18,390
Cognizant Technology Solutions Corp. Class A (a)	810	52,367
Computershare Ltd.	7,319	77,740
Infosys Ltd. sponsored ADR	1,734	72,395
Nomura Research Institute Ltd.	8,800	254,308
Obic Co. Ltd.	390	94,899
Sonda SA	4,090	13,108
WNS Holdings Ltd. sponsored ADR (a)	1,930	31,073
		951,742
Office Electronics - 0.7%
Canon, Inc.	7,700	263,097
Neopost SA	1,792	120,440
		383,537
Semiconductors & Semiconductor Equipment - 1.4%
ARM Holdings PLC	1,290	18,893
ASM International NV (Netherlands)	1,087	38,966
ASML Holding NV (Netherlands)	739	61,161
Infineon Technologies AG	9,315	79,302
Nanoco Group PLC (a)	1,847	4,202
Samsung Electronics Co. Ltd.	85	114,368
Shinko Electric Industries Co. Ltd.	1,500	16,590
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	21,523	401,619
Tokyo Electron Ltd.	2,300	113,132
		848,233
Software - 0.8%
Dassault Systemes SA	643	81,067
Linx SA	700	12,171
Nexon Co. Ltd.	2,400	25,425
Nintendo Co. Ltd.	600	59,254
Sage Group PLC	2,600	14,423
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SAP AG	3,318	$ 248,312
SimCorp A/S	64	19,694
		460,346
TOTAL INFORMATION TECHNOLOGY		4,251,321
MATERIALS - 6.8%
Chemicals - 4.3%
Akzo Nobel NV	8,787	562,879
Arkema SA	1,041	107,756
Asahi Kasei Corp.	4,000	26,902
AZ Electronic Materials SA	2,712	13,190
BASF AG	435	42,534
Chugoku Marine Paints Ltd.	4,000	18,051
DuluxGroup Ltd.	3,815	16,672
Elementis PLC	5,198	18,576
Givaudan SA	285	369,271
HEXPOL AB (B Shares)	384	23,828
Incitec Pivot Ltd.	4,512	12,451
Johnson Matthey PLC	1,227	47,745
JSR Corp.	1,200	23,239
Lanxess AG	800	59,861
Linde AG	2,666	513,013
Mitsubishi Gas Chemical Co., Inc.	2,000	14,182
Nitto Denko Corp.	1,500	89,052
Royal DSM NV	500	32,897
Shin-Etsu Chemical Co., Ltd.	3,600	225,544
Symrise AG	3,833	157,006
Syngenta AG (Switzerland)	300	117,029
Toray Industries, Inc.	4,000	27,362
Umicore SA	983	47,248
		2,566,288
Construction Materials - 0.1%
Boral Ltd.	2,007	8,670
HeidelbergCement Finance AG	566	43,029
James Hardie Industries PLC CDI	1,395	13,157
		64,856
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.4%
Rexam PLC	17,136	$ 137,993
Smurfit Kappa Group PLC	5,067	84,957
		222,950
Metals & Mining - 2.0%
African Minerals Ltd. (a)	2,600	10,074
Antofagasta PLC	1,358	19,509
BHP Billiton Ltd.	1,552	50,668
BHP Billiton PLC	5,406	155,450
First Quantum Minerals Ltd.	2,050	36,699
Fortescue Metals Group Ltd.	7,000	21,843
Glencore Xstrata PLC	37,608	184,625
Iluka Resources Ltd.	14,105	148,539
JFE Holdings, Inc.	600	12,331
Newcrest Mining Ltd.	3,048	41,642
Nippon Steel & Sumitomo Metal Corp.	6,000	15,042
Randgold Resources Ltd.	300	23,603
Rio Tinto Ltd.	478	24,762
Rio Tinto PLC	9,261	395,544
Thyssenkrupp AG (a)	1,400	28,123
		1,168,454
TOTAL MATERIALS		4,022,548
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 2.1%
Bezeq Israeli Telecommunication Corp. Ltd.	13,330	17,171
BT Group PLC	35,770	162,773
China Unicom Ltd.	72,000	97,822
Deutsche Telekom AG	5,530	63,524
Hutchison Telecommunications Hong Kong Holdings Ltd.	62,000	33,562
Iliad SA	167	35,033
Koninklijke KPN NV	4,347	8,419
PT Telkomunikasi Indonesia Tbk Series B	66,500	74,669
Singapore Telecommunications Ltd.	26,000	76,907
Swisscom AG	110	47,071
TDC A/S	28,505	224,132
Telefonica SA	1,626	22,372
Telenor ASA	7,625	160,850
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telstra Corp. Ltd.	27,191	$ 122,947
Vivendi SA	4,229	83,384
		1,230,636
Wireless Telecommunication Services - 3.7%
Advanced Info Service PCL (For. Reg.)	4,100	35,118
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,433	26,023
KDDI Corp.	23,000	1,037,621
NTT DoCoMo, Inc.	95	138,797
SK Telecom Co. Ltd.	61	11,247
SmarTone Telecommunications Holdings Ltd.	15,500	26,989
Softbank Corp.	2,500	124,963
StarHub Ltd.	6,000	19,016
Tele2 AB (B Shares)	4,030	50,502
TIM Participacoes SA sponsored ADR	2,790	53,456
Vodafone Group PLC	224,690	651,177
		2,174,909
TOTAL TELECOMMUNICATION SERVICES		3,405,545
UTILITIES - 1.6%
Electric Utilities - 0.6%
Enel SpA	18,821	71,382
Energias de Portugal SA	5,972	19,242
Energias do Brasil SA	14,400	83,167
Kansai Electric Power Co., Inc.	5,600	65,925
Scottish & Southern Energy PLC	2,900	68,473
SP AusNet unit	9,219	10,610
Spark Infrastructure Group unit	13,000	21,682
		340,481
Gas Utilities - 0.6%
China Resources Gas Group Ltd.	14,000	36,514
Enagas SA	1,501	37,672
Snam Rete Gas SpA	34,984	166,513
Tokyo Gas Co. Ltd.	20,000	107,538
		348,237
Multi-Utilities - 0.4%
Centrica PLC	16,000	92,380
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
GDF Suez	4,167	$ 85,303
Suez Environnement SA	3,820	49,318
		227,001
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	300	3,750
TOTAL UTILITIES		919,469
TOTAL COMMON STOCKS (Cost $49,619,952)		56,064,048
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	600	131,756
CONSUMER STAPLES - 0.5%
Household Products - 0.5%
Henkel AG & Co. KGaA	3,052	295,926
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Class C	2,288,727	3,478
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Telecom Italia SpA (Risparmio Shares)	195,486	120,860
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $514,559)		552,020
Equity Funds - 0.3%

Other - 0.3%
iShares MSCI Japan Index ETF (Cost $198,232)	18,282	198,177
Money Market Funds - 3.8%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (b) (Cost $2,227,382)	2,227,382	$ 2,227,382
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $52,560,125)		59,041,627
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(154,513)
NET ASSETS - 100%		$ 58,887,114
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4 CME NIKKEI 225 Index Contracts (Japan)	June 2013	$ 260,411	$ (43,418)

The face value of futures purchased as a percentage of net assets is 0.4%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,823 or 0.1% of net assets.

Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,429,595	$ 3,235,047	$ 3,194,548	$ -
Consumer Staples	7,121,693	3,006,747	4,114,946	-
Energy	4,118,484	1,560,909	2,557,575	-
Financials	13,136,254	5,462,239	7,674,015	-
Health Care	5,682,393	2,524,059	3,158,334	-
Industrials	7,407,906	4,538,433	2,869,473	-
Information Technology	4,251,321	1,550,033	2,699,402	1,886
Materials	4,022,548	2,540,813	1,481,735	-
Telecommunication Services	3,526,405	769,565	2,756,840	-
Utilities	919,474	677,205	242,269	-
Equity Funds	198,177	198,177	-	-
Money Market Funds	2,227,377	2,227,377	-	-
Total Investments in Securities:	$ 59,041,627	$ 28,290,604	$ 30,749,137	$ 1,886
Derivative Instruments:
Liabilities
Futures Contracts	$ (43,418)	$ (43,418)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 13,568,394
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $52,616,443. Net unrealized appreciation aggregated $6,425,184, of which $7,957,237 related to appreciated investment securities and $1,532,053 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund of Funds

May 31, 2013

1.938037.101

RMF-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.8%
	Shares	Value
Emerging Markets Funds - 99.8%
Aberdeen Emerging Markets Fund Institutional Class	93,195	$ 1,435,197
Acadian Emerging Markets Portfolio Institutional Class	79,066	1,492,765
Eaton Vance Parametric Structured Emerging Markets Fund Class I	33,613	497,812
Fidelity Emerging Markets Fund (a)	44,106	1,044,433
GMO Emerging Markets Fund - Class V	107,485	1,168,363
iShares FTSE/Xinhua China 25 Index ETF	4,360	157,004
Lazard Emerging Markets Equity Portfolio Institutional Class	73,936	1,404,048
Oppenheimer Developing Markets Fund Class Y	14,945	526,227
SSgA Emerging Markets Fund Select Class	25,751	510,642
T. Rowe Price Emerging Markets Stock Fund	32,261	1,063,312
Thornburg Developing World Fund - Class I	34,269	638,779
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $9,760,055)		9,938,582
NET OTHER ASSETS (LIABILITIES) - 0.2%		15,167
NET ASSETS - 100%		$ 9,953,749
Legend
(a) Affiliated company
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 984,774	$ 65,980	$ 8,455	$ -	$ 1,044,433
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $9,762,672. Net unrealized appreciation aggregated $175,910, of which $304,278 related to appreciated investment securities and $128,368 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities
Fund of Funds

May 31, 2013

1.941265.100

ODF-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.3%
	Shares	Value
High Yield Fixed-Income Funds - 100.3%
BlackRock High Yield Bond Fund Institutional Class	15,780	$ 130,025
Eaton Vance Income Fund of Boston Class I	11,784	71,648
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	3,955	39,752
Fidelity Advisor High Income Fund Institutional Class (a)	4,368	38,616
Fidelity Capital & Income Fund (a)	25,576	250,136
Fidelity High Income Fund (a)	18,422	174,275
Hotchkis and Wiley High Yield Fund I	3,516	46,446
Janus High-Yield Fund Class I Shares	13,861	130,846
MainStay High Yield Corporate Bond Fund Class I	7,387	45,506
PIMCO High-Yield Fund Institutional Class	9,914	96,165
T. Rowe Price High Yield Fund	39,535	284,252
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,258,982)		1,307,667
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,361)
NET ASSETS - 100%		$ 1,304,306
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 37,401	$ 8,661	$ 6,937	$ 530	$ 39,752
Fidelity Advisor High Income Fund Institutional Class	36,698	8,658	6,937	527	38,616
Fidelity Capital & Income Fund	235,291	54,729	43,935	3,230	250,136
Fidelity High Income Fund	166,020	37,683	30,060	2,447	174,275
Total	$ 475,410	$ 109,731	$ 87,869	$ 6,734	$ 502,779
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,259,336. Net unrealized appreciation aggregated $48,331, of which $48,482 related to appreciated investment securities and $151 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Income
Multi-Manager Fund

May 31, 2013

1.941275.100

ACF-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
Comcast Corp. 4.65% 7/15/42	$ 7,000	$ 7,173
COX Communications, Inc. 3.25% 12/15/22 (d)	4,000	3,938
Discovery Communications LLC:
3.25% 4/1/23	2,000	1,981
4.875% 4/1/43	3,000	2,999
NBCUniversal Media LLC 5.15% 4/30/20	100,000	118,226
Time Warner Cable, Inc.:
4% 9/1/21	100,000	104,561
4.5% 9/15/42	8,000	7,154
		246,032
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Heineken NV:
1.4% 10/1/17 (d)	5,000	4,940
2.75% 4/1/23 (d)	5,000	4,819
		9,759
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	4,000	4,025
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18	4,000	4,023
3.2% 1/25/23	4,000	3,947
4.65% 1/25/43	5,000	4,907
Kraft Foods, Inc. 5.375% 2/10/20	50,000	58,054
		70,931
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,677
4.25% 8/9/42	7,000	6,191
9.7% 11/10/18	2,000	2,733
Reynolds American, Inc.:
3.25% 11/1/22	50,000	48,648
4.75% 11/1/42	8,000	7,521
		71,770
TOTAL CONSUMER STAPLES		156,485
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 1.0%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 4.75% 9/30/21 (d)	$ 100,000	$ 105,686
FMC Technologies, Inc.:
2% 10/1/17	2,000	2,003
3.45% 10/1/22	2,000	1,989
		109,678
Oil, Gas & Consumable Fuels - 0.7%
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	5,060
3.875% 3/15/23	18,000	17,688
Petrobras Global Finance BV:
4.375% 5/20/23	45,000	43,592
5.625% 5/20/43	10,000	9,341
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	100,000	104,359
Petroleos Mexicanos:
3.5% 1/30/23 (d)	10,000	9,500
5.5% 6/27/44	110,000	107,525
		297,065
TOTAL ENERGY		406,743
FINANCIALS - 2.9%
Capital Markets - 0.3%
Goldman Sachs Group, Inc. 5.75% 1/24/22	8,000	9,170
Morgan Stanley:
2.125% 4/25/18	15,000	14,819
3.75% 2/25/23	36,000	35,764
4.875% 11/1/22	48,000	49,362
		109,115
Commercial Banks - 0.3%
Credit Suisse 6% 2/15/18	2,000	2,309
Marshall & Ilsley Bank 5% 1/17/17	1,000	1,081
Regions Financial Corp.:
2% 5/15/18	7,000	6,861
5.75% 6/15/15	100,000	108,250
Royal Bank of Scotland Group PLC 6.125% 12/15/22	29,000	29,915
		148,416
Consumer Finance - 0.0%
General Electric Capital Corp. 1% 12/11/15	8,000	8,035
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.625% 10/2/15 (d)	$ 3,000	$ 3,021
2.125% 10/2/17 (d)	4,000	3,954
		15,010
Diversified Financial Services - 0.6%
Bank of America Corp. 3.3% 1/11/23	69,000	66,943
Citigroup, Inc.:
4.05% 7/30/22	4,000	4,006
6.125% 5/15/18	31,000	36,578
JPMorgan Chase & Co.:
3.25% 9/23/22	22,000	21,564
4.5% 1/24/22	100,000	108,551
		237,642
Insurance - 0.4%
MetLife, Inc.:
1.756% 12/15/17 (b)	5,000	5,039
3.048% 12/15/22	10,000	9,818
Pacific LifeCorp:
5.125% 1/30/43 (d)	9,000	8,888
6% 2/10/20 (d)	2,000	2,265
Prudential Financial, Inc. 4.5% 11/16/21	100,000	109,702
Unum Group 5.75% 8/15/42	12,000	13,183
		148,895
Real Estate Investment Trusts - 0.7%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	2,978
Boston Properties, Inc. 3.85% 2/1/23	25,000	25,917
Camden Property Trust 2.95% 12/15/22	4,000	3,835
Developers Diversified Realty Corp.:
4.75% 4/15/18	100,000	110,632
9.625% 3/15/16	3,000	3,629
Duke Realty LP:
3.625% 4/15/23	5,000	4,892
3.875% 10/15/22	7,000	7,013
5.95% 2/15/17	100,000	113,164
Equity One, Inc. 3.75% 11/15/22	20,000	19,779
Health Care REIT, Inc. 2.25% 3/15/18	5,000	5,041
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,938
		298,818
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 0.6%
BioMed Realty LP 4.25% 7/15/22	$ 4,000	$ 4,158
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	9,919
4.95% 4/15/18	5,000	5,486
ERP Operating LP 4.625% 12/15/21	75,000	82,657
Liberty Property LP:
3.375% 6/15/23	25,000	24,302
5.5% 12/15/16	100,000	112,158
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,063
3.15% 5/15/23	12,000	11,244
Simon Property Group LP 2.75% 2/1/23	7,000	6,762
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	6,000	5,987
		271,736
TOTAL FINANCIALS		1,229,632
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.5%
Aetna, Inc.:
1.5% 11/15/17	2,000	1,987
2.75% 11/15/22	5,000	4,794
4.125% 11/15/42	3,000	2,805
Express Scripts Holding Co. 3.5% 11/15/16	100,000	107,390
UnitedHealth Group, Inc.:
1.625% 3/15/19	3,000	2,955
2.75% 2/15/23	2,000	1,935
2.875% 3/15/23	13,000	12,678
3.95% 10/15/42	2,000	1,838
4.25% 3/15/43	20,000	19,256
WellPoint, Inc.:
3.3% 1/15/23	45,000	44,737
4.65% 1/15/43	11,000	10,951
		211,326
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17 (d)	10,000	9,975
2.9% 11/6/22 (d)	11,000	10,715
4.4% 11/6/42 (d)	9,000	8,815
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	2,982
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18 (d)	$ 2,000	$ 2,004
3.25% 2/1/23 (d)	4,000	3,964
4.7% 2/1/43 (d)	4,000	3,995
		42,450
TOTAL HEALTH CARE		253,776
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	8,000	7,656
MATERIALS - 0.0%
Chemicals - 0.0%
The Dow Chemical Co. 4.375% 11/15/42	4,000	3,747
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
5.35% 9/1/40	6,000	6,434
5.55% 8/15/41	100,000	110,737
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,140
6% 4/1/17	2,000	2,205
6.15% 9/15/19	2,000	2,150
Embarq Corp. 7.082% 6/1/16	5,000	5,732
Verizon Communications, Inc. 3.85% 11/1/42	3,000	2,593
		131,991
UTILITIES - 0.4%
Electric Utilities - 0.1%
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	3,889
Cleveland Electric Illuminating Co. 5.7% 4/1/17	6,000	6,703
FirstEnergy Corp.:
2.75% 3/15/18	8,000	8,018
4.25% 3/15/23	28,000	27,643
Northeast Utilities:
1.45% 5/1/18	3,000	2,962
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities: - continued
2.8% 5/1/23	$ 12,000	$ 11,614
PPL Capital Funding, Inc. 3.4% 6/1/23	6,000	5,890
		66,719
Multi-Utilities - 0.3%
NiSource Finance Corp. 4.45% 12/1/21	100,000	107,709
Sempra Energy 2.875% 10/1/22	4,000	3,908
		111,617
TOTAL UTILITIES		178,336
TOTAL NONCONVERTIBLE BONDS (Cost $2,601,235)		2,614,398
U.S. Treasury Obligations - 8.0%

U.S. Treasury Bonds 3.125% 2/15/43	90,000	87,413
U.S. Treasury Notes:
0.25% 3/31/15	332,000	331,780
0.375% 1/15/16	1,774,000	1,771,644
0.875% 1/31/18	7,000	6,971
1% 5/31/18	16,000	15,972
1.125% 4/30/20	395,000	384,817
1.375% 5/31/20	762,000	753,665
2% 2/15/23	2,000	1,983
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,369,741)		3,354,245
U.S. Government Agency - Mortgage Securities - 6.9%

Fannie Mae - 5.5%
3% 2/1/43	199,530	201,264
3.5% 2/1/41 to 6/1/43	623,790	646,910
4% 4/1/25 to 7/1/42	631,706	668,887
4% 6/1/43 (e)	100,000	105,508
4.5% 3/1/41 to 10/1/41	76,466	82,152
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 6/1/43 (e)	$ 400,000	$ 427,406
5% 6/1/35 to 2/1/38	172,875	186,800
TOTAL FANNIE MAE		2,318,927
Freddie Mac - 0.5%
3% 2/1/43	99,173	99,646
3.5% 6/1/43 (e)	100,000	103,352
TOTAL FREDDIE MAC		202,998
Ginnie Mae - 0.9%
3.5% 6/1/43 (e)	100,000	105,180
3.5% 6/1/43 (e)	100,000	104,930
5% 2/15/39	167,907	181,122
TOTAL GINNIE MAE		391,232
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,961,341)		2,913,157
Collateralized Mortgage Obligations - 1.0%

U.S. Government Agency - 1.0%
Fannie Mae:
floater:
Series 2006-82 Class F, 0.7633% 9/25/36 (f)	3,881	3,892
Series 2007-53 Class FB, 0.5933% 6/25/37 (f)	24,632	24,632
Series 2007-85 Class FL, 0.7333% 9/25/37 (f)	8,391	8,464
Series 2007-89 Class FT, 0.7633% 9/25/37 (f)	7,156	7,209
Series 2012-122 Class LF, 0.5933% 11/25/42 (f)	96,529	97,128
Series 2013-44 Class FA, 0.455% 5/25/43 (f)	38,951	38,942
floater planned amortization class:
Series 2012-128 Class VF, 0.4433% 6/25/42 (f)	38,842	38,884
Series 2012-111 Class NF, 0.5433% 5/25/42 (f)	9,603	9,608
Series 2012-113 Class PF, 0.5433% 10/25/40 (f)	19,375	19,402
Series 2012-128 Class YF, 0.4933% 6/25/42 (f)	38,842	38,969
floater sequential payer Series 2012-120 Class FE 0.4933% 2/25/39 (f)	4,616	4,623
Freddie Mac:
floater:
Series 3349 Class FE, 0.6892% 7/15/37 (f)	8,805	8,847
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater:
Series 3376 Class FA, 0.7992% 10/15/37 (f)	$ 8,762	$ 8,869
Series 4087 Class FB, 0.6692% 7/15/42 (f)	76,662	76,674
floater planned amortization class Series 4094 Class BF, 0.5992% 8/15/32 (f)	9,486	9,517
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2010-113 Class JF, 0.5982% 3/20/38 (f)	7,764	7,778
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $404,101)		403,438
Commercial Mortgage Securities - 2.1%

Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	10,000	11,223
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	88,500	99,438
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	120,000	135,094
Series 2006-GG7 Class A4, 6.0605% 7/10/38 (f)	25,000	28,015
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-CB19 Class A4, 5.9096% 2/12/49 (f)	20,000	22,858
Series 2007-LD11 Class A4, 6.0024% 6/15/49 (f)	240,000	273,504
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	9,606	10,888
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	160,000	180,029
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	11,174
Series 2007-C32 Class A3, 5.9236% 6/15/49 (f)	90,000	102,446
Series 2007-C33 Class A4, 6.1222% 2/15/51 (f)	24,000	27,124
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $879,109)		901,793
Municipal Securities - 0.6%

California Gen. Oblig.:
7.55% 4/1/39	5,000	7,152
7.6% 11/1/40	115,000	166,901
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$ 50,000	$ 50,167
Series 2010-1, 6.63% 2/1/35	5,000	5,696
Series 2010-3, 6.725% 4/1/35	5,000	5,751
Series 2011, 5.877% 3/1/19	5,000	5,683
TOTAL MUNICIPAL SECURITIES (Cost $225,660)		241,350
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 4.75% 3/8/44 (Cost $10,956)	10,000	10,000
Fixed-Income Funds - 73.1%
	Shares
Intermediate-Term Bond Funds - 71.5%
DoubleLine Total Return Bond Fund Class I	203,365	2,291,923
Fidelity GNMA Fund (c)	81,182	935,214
JPMorgan Core Bond Fund Select Class	413,993	4,914,103
Metropolitan West Total Return Bond Fund Class I	351,030	3,805,162
PIMCO Total Return Fund Institutional Class	903,045	9,996,703
Western Asset Core Bond Fund Class I	208,220	2,527,790
Western Asset Core Plus Bond Fund Class I	489,928	5,643,976
TOTAL INTERMEDIATE-TERM BOND FUNDS		30,114,871
Long Government Bond Funds - 0.5%
Spartan Long-Term Treasury Bond Index Fund Investor Class (c)	16,295	200,103
Long-Term Bond Funds - 1.1%
PIMCO Long-Term Credit Fund Institutional Class	34,698	444,485
TOTAL FIXED-INCOME FUNDS (Cost $30,987,911)		30,759,459
Short-Term Funds - 2.8%

Short-Term Funds - 2.8%
Prudential Short-Term Corporate Bond Fund Class Z (Cost $1,192,636)	103,071	1,183,260
Money Market Funds - 1.6%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (a) (Cost $690,312)	690,312	$ 690,312
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $43,323,002)		43,071,412
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(976,808)
NET ASSETS - 100%		$ 42,094,604
TBA Sale Commitments
	Principal Amount
Fannie Mae
3.5% 6/1/43	$ (100,000)	(103,602)
3.5% 6/1/43	(100,000)	(103,602)
4% 6/1/43	(300,000)	(316,522)
4.5% 6/1/43	(100,000)	(106,852)
TOTAL TBA SALE COMMITMENTS (Proceeds $639,504)		$ (630,578)
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,479 or 0.4% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 829,110	$ 121,123	$ -	$ 3,653	$ 935,214
Spartan Long-Term Treasury Bond Index Fund Investor Class	205,211	1,571	-	1,571	200,103
Spartan U.S. Bond Index Fund Investor Class	2,313,521	41,675	2,349,424	9,439	-
Total	$ 3,347,842	$ 164,369	$ 2,349,424	$ 14,663	$ 1,135,317
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,614,398	$ -	$ 2,614,398	$ -
U.S. Government and Government Agency Obligations	3,354,245	-	3,354,245	-
U.S. Government Agency - Mortgage Securities	2,913,157	-	2,913,157	-
Collateralized Mortgage Obligations	403,438	-	403,438	-
Commercial Mortgage Securities	901,793	-	901,793	-
Municipal Securities	241,350	-	241,350	-
Foreign Government and Government Agency Obligations	10,000	-	10,000	-
Fixed-Income Funds	30,759,459	30,759,459	-	-
Short-Term Funds	1,183,260	1,183,260	-	-
Money Market Funds	690,312	690,312	-	-
Total Investments in Securities:	$ 43,071,412	$ 32,633,031	$ 10,438,381	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Financial Instruments:
TBA Sale Commitments	$ (630,578)	$ -	$ (630,578)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $43,323,644. Net unrealized depreciation aggregated $252,232, of which $199,483 related to appreciated investment securities and $451,715 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	July 30, 2013